UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Cash Reserve Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/10

LMM-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Credit quality (a)
A-1+	3.4%
A-1	96.8%
Non Rated	0.0%
Other	(0.2)%

Maturity breakdown (u)
0 - 7 days	27.4%
8 - 29 days	19.7%
30 - 59 days	24.3%
60 - 89 days	13.9%
90 - 366 days	14.9%
Other Assets Less Liabilities	(0.2)%

(a)	The Credit Quality table shows the percentage of portfolio assets falling within each rating category. Included in each rating category are short-term debt securities, the ratings of which are based on the short-term credit quality ratings of the securities’ issuers. For repurchase agreements, the credit quality is based on the short-term rating of the counterparty with which MFS trades the repurchase agreement. Each short-term debt security is assigned a rating in accordance with the following ratings hierarchy: If the issuer is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Cash and other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are converted to the S&P scale and are subject to change.

(u)	For purposes of this presentation, accrued interest, where applicable, is included.
From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.
Percentages are based on net assets as of 2/28/10, unless otherwise noted.
The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. This changing dynamic caused asset valuations to move broadly sideways during the latter part of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2009 through February 28, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/09	Ending Account Value 2/28/10	Expenses Paid During Period (p) 9/01/09-2/28/10
A	Actual	0.25%	$1,000.00	$1,000.04	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	0.25%	$1,000.00	$1,000.04	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
C	Actual	0.25%	$1,000.00	$1,000.04	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R1	Actual	0.25%	$1,000.00	$1,000.04	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R2	Actual	0.25%	$1,000.00	$1,000.04	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R3	Actual	0.25%	$1,000.00	$1,000.04	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.25%	$1,000.00	$1,000.04	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
529A	Actual	0.25%	$1,000.00	$1,000.04	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
529B	Actual	0.25%	$1,000.00	$1,000.04	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
529C	Actual	0.25%	$1,000.00	$1,000.04	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

5

PORTFOLIO OF INVESTMENTS

2/28/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 13.8%
Issuer	Shares/Par	Value ($)

Major Banks - 10.1%
Abbey National Treasury Services PLC (US Branch), 0.16%, due 4/23/10	$7,790,000	$7,790,000
Credit Agricole Indosuez/New York Branch, 0.6%, due 5/18/10	16,000,000	16,000,000
Credit Suisse New York, 0.88%, due 8/02/10	16,400,000	16,400,000
Credit Suisse, New York, 0.82%, due 8/02/10	2,800,000	2,800,000
Royal Bank of Canada, 0.24%, due 4/26/10	11,700,000	11,700,000

		$54,690,000
Other Banks & Diversified Financials - 3.7%
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	$12,600,000	$12,600,000
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	7,200,000	7,200,000

		$19,800,000
Total Certificates of Deposit, at Amortized Cost and Value		$74,490,000

Commercial Paper (y) - 51.1%
Electronics - 1.3%
Emerson Electric Co., 0.12%, due 4/12/10 (t)	$7,089,000	$7,088,008

Financial Institutions - 2.0%
General Electric Capital Corp., 0.13%, due 3/19/10	$10,884,000	$10,883,289

Food & Beverages - 3.0%
Coca-Cola Co., 0.11%, due 3/22/10 (t)	$8,000,000	$7,999,487
Coca-Cola Co., 0.22%, due 5/17/10 (t)	8,390,000	8,386,052

		$16,385,539
Major Banks - 23.0%
Australia & New Zealand Banking Group, 0.84%, due 6/25/10	$14,560,000	$14,520,591
Bank of America Corp., 0.2%, due 3/23/10	16,789,000	16,786,948
CBA (Delaware) Finance, Inc., 0.31%, due 3/25/10	18,320,000	18,316,214
Goldman Sachs Group, Inc., 0.11%, due 3/19/10	7,500,000	7,499,588
JPMorgan Chase & Co., 0.12%, due 3/10/10	9,555,000	9,554,713
JPMorgan Chase & Co., 0.15%, due 4/20/10	1,954,000	1,953,593
JPMorgan Chase Funding Inc., 0.25%, due 4/19/10	4,864,000	4,862,345
Societe Generale North America, Inc., 0.15%, due 3/01/10	8,183,000	8,183,000
Societe Generale North America, Inc., 0.18%, due 3/18/10	7,733,000	7,732,343
Toronto Dominion HDG USA, 0.35%, due 3/15/10	7,100,000	7,099,034

6

Portfolio of investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Major Banks - continued
Toronto Dominion HDG USA, 0.4%, due 3/15/10	$9,490,000	$9,488,524
Toronto Dominion HDG USA, 0.6%, due 4/09/10	2,050,000	2,048,668
Westpac Banking Corp., 0.14%, due 4/28/10 (t)	16,350,000	16,346,312

		$124,391,873
Medical Equipment - 2.6%
Merck & Co., Inc., 0.1%, due 3/15/10 (t)	$9,368,000	$9,367,636
Merck & Co., Inc., 0.11%, due 4/12/10 (t)	1,446,000	1,445,814
Merck & Co., Inc., 0.12%, due 4/13/10 (t)	3,240,000	3,239,536

		$14,052,986
Network & Telecom - 1.5%
AT&T, Inc., 0.12%, due 4/05/10 (t)	$8,000,000	$7,999,067

Other Banks & Diversified Financials - 11.7%
Bank of Nova Scotia, 0.16%, due 4/20/10	$16,483,000	$16,479,337
Citigroup Funding, Inc., 0.19%, due 4/05/10	14,470,000	14,467,327
Citigroup Funding, Inc., 0.25%, due 3/18/10	1,885,000	1,884,777
HSBC USA, Inc., 0.15%, due 4/09/10	15,679,000	15,676,452
Rabobank USA Financial Corp., 0.17%, due 4/21/10	14,721,000	14,717,455

		$63,225,348
Pharmaceuticals - 4.0%
Abbot Laboratories, 0.11%, due 3/30/10 (t)	$1,613,000	$1,612,857
Abbot Laboratories, 0.11%, due 4/12/10 (t)	20,100,000	20,097,421

		$21,710,278
Tobacco - 2.0%
Philip Morris International, Inc., 0.25%, due 7/29/10 (t)	$10,930,000	$10,918,615
Total Commercial Paper, at Amortized Cost and Value		$276,655,003

U.S. Government Agencies and Equivalents (y) - 12.3%
Fannie Mae, 0.05%, due 3/01/10	$15,451,000	$15,451,000
Fannie Mae, 0.145%, due 5/26/10	17,230,000	17,224,032
Federal Home Loan Bank, 0.05%, due 3/08/10	188,000	187,998
Federal Home Loan Bank, 0.145%, due 5/26/10	17,200,000	17,194,042
Freddie Mac, 0.23%, due 9/01/10	16,200,000	16,180,956
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$66,238,028

7

Portfolio of investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Demand Notes - 3.0%
Industrial Revenue - Other - 3.0%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.09%, due 3/01/10	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.09%, due 3/01/10	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.1%, due 3/01/10	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Identified Cost		$16,300,000

Repurchase Agreements - 20.0%
Bank of America Corp., 0.11%, dated 2/26/10, due 3/1/10, total to be received $54,193,497 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $55,276,925 in a jointly traded account)	$54,193,000	$54,193,000
Morgan Stanley, 0.1%, dated 2/26/10, due 3/1/10, total to be received $54,193,452 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $55,457,329 in a jointly traded account)	54,193,000	54,193,000
Total Repurchase Agreements, at Cost and Value		$108,386,000
Total Investments, at Amortized Cost and Value		$542,069,031

Other Assets, Less Liabilities - (0.2)%		(1,016,071)
Net Assets - 100.0%		$541,052,960

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$433,683,031
Repurchase agreements, at cost and value	108,386,000
Total investments, at amortized cost and value	$542,069,031
Cash	877
Receivables for
Fund shares sold	446,661
Interest	262,903
Receivable from investment adviser	63,613
Other assets	6,268
Total assets	$542,849,353
Liabilities
Payable for fund shares reacquired	$1,440,661
Payable to affiliates
Shareholder servicing costs	267,851
Administrative services fee	1,000
Program manager fees	136
Payable for independent Trustees’ compensation	24,268
Accrued expenses and other liabilities	62,477
Total liabilities	$1,796,393
Net assets	$541,052,960
Net assets consist of
Paid-in capital	$541,283,558
Accumulated net realized gain (loss) on investments	(207,598)
Accumulated distributions in excess of net investment income	(23,000)
Net assets	$541,052,960
Shares of beneficial interest outstanding	541,283,160

	Net assets	Shares outstanding	Net asset value per share
Class A	$155,915,324	155,986,527	$1.00
Class B	80,659,084	80,706,158	1.00
Class C	52,579,633	52,609,448	1.00
Class R1	28,247,006	28,256,658	1.00
Class R2	111,370,035	111,407,178	1.00
Class R3	94,192,568	94,223,538	1.00
Class R4	5,613,433	5,615,145	1.00
Class 529A	6,677,458	6,679,027	1.00
Class 529B	1,860,736	1,861,050	1.00
Class 529C	3,937,683	3,938,431	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$710,374
Expenses
Management fee	$1,141,519
Distribution and service fees	1,402,961
Program manager fees	6,431
Shareholder servicing costs	633,958
Administrative services fee	47,327
Independent Trustees’ compensation	12,799
Custodian fee	57,272
Shareholder communications	22,213
Auditing fees	15,370
Legal fees	9,229
Miscellaneous	91,636
Total expenses	$3,440,715
Fees paid indirectly	(282)
Reduction of expenses by investment adviser and distributor	(2,730,150)
Net expenses	$710,283
Net investment income	$91
Net realized gain (loss) on investment transactions	$1,037
Change in net assets from operations	$1,128

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six Months Ended 2/28/10 (unaudited)	Year Ended 8/31/09
From operations
Net investment income	$91	$1,268,542
Net realized gain (loss) on investments	1,037	(184,390)
Change in net assets from operations	$1,128	$1,084,152
Distributions declared to shareholders
From net investment income	$(23,091)	$(1,268,542)
Change in net assets from fund share transactions	$(79,711,060)	$20,458,239
Total change in net assets	$(79,733,023)	$20,273,849
Net assets
At beginning of period	620,785,983	600,512,134
At end of period (including accumulated distributions in excess of net investment income of $23,000 and $0, respectively)	$541,052,960	$620,785,983

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class A			2009		2008	2007		2006		2005

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04		$0.02
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04		$0.02
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)		$(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)(t)	0.00	(n)(w)	0.31		3.43	5.06		4.19		2.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.72		0.87	0.83		0.89		0.90
Expenses after expense reductions (f)	0.25	(a)	0.39		0.47	0.43		0.49		0.50
Net investment income	0.00	(a)(w)	0.33		3.29	4.94		4.14		2.10
Net assets at end of period (000 omitted)	$155,915		$173,135		$189,684	$136,204		$114,481		$91,165

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class B			2009		2008	2007		2006		2005

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)(t)	0.00	(n)(w)	0.10		2.40	4.02		3.16		1.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.72		1.86	1.83		1.89		1.89
Expenses after expense reductions (f)	0.25	(a)	0.60		1.46	1.43		1.49		1.49
Net investment income	0.00	(a)	0.08		2.44	3.94		3.09		1.03
Net assets at end of period (000 omitted)	$80,659		$104,696		$112,707	$154,176		$222,661		$280,361

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class C			2009		2008	2007		2006		2005

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$ 0.00	(w)	$0.02	$0.04		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)(t)	0.00	(n)(w)	0.10		2.40	4.02		3.15		1.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.72		1.87	1.83		1.89		1.89
Expenses after expense reductions (f)	0.25	(a)	0.60		1.47	1.43		1.49		1.49
Net investment income	0.00	(a)	0.08		2.18	3.94		3.14		1.03
Net assets at end of period (000 omitted)	$52,580		$70,005		$79,091	$60,390		$56,456		$46,483

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R1			2009		2008	2007		2006		2005 (i)

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)	0.00	(n)(w)	0.10		2.35	3.91		3.04		0.59	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.72		1.91	1.97		2.09		2.24	(a)
Expenses after expense reductions (f)	0.25	(a)	0.58		1.51	1.53		1.59		1.84	(a)
Net investment income	0.00	(a)	0.09		2.10	3.82		3.15		1.52	(a)
Net assets at end of period (000 omitted)	$28,247		$29,457		$27,361	$8,538		$898		$258

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R2			2009		2008	2007		2006	2005 (i)

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.03	$0.04		$0.04	$0.01
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.00	)(w)	—	0.00	(w)	(0.01)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.03	$0.04		$0.03	$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.04)		$(0.03)	$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(s)	0.00	(n)(w)	0.17		2.86	4.38		3.51	0.78	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.22		1.41	1.52		1.63	1.83	(a)
Expenses after expense reductions (f)	0.25	(a)	0.51		1.01	1.09		1.13	1.43	(a)
Net investment income	0.00	(a)	0.15		2.58	4.28		3.73	2.10	(a)
Net assets at end of period (000 omitted)	$111,370		$120,476		$98,825	$36,027		$4,909	$1,179

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R3			2009		2008	2007		2006		2005 (i)

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.03	$0.05		$0.04		$0.01
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)	0.00	(n)(w)	0.23		3.12	4.63		3.77		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.97		1.15	1.23		1.28		1.38	(a)
Expenses after expense reductions (f)	0.25	(a)	0.45		0.75	0.83		0.88		0.98	(a)
Net investment income	0.00	(a)	0.20		2.82	4.53		4.06		2.21	(a)
Net assets at end of period (000 omitted)	$94,193		$104,062		$82,454	$32,545		$1,019		$51

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R4			2009		2008	2007		2006		2005 (i)

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04		$0.01
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)	0.00	(n)(w)	0.31		3.39	4.96		4.09		1.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.72		0.90	0.93		0.99		1.08	(a)
Expenses after expense reductions (f)	0.25	(a)	0.38		0.50	0.53		0.59		0.68	(a)
Net investment income	0.00	(a)(w)	0.23		3.24	4.80		4.03		2.51	(a)
Net assets at end of period (000 omitted)	$5,613		$5,697		$4,094	$3,717		$53		$51

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529A			2009		2008	2007		2006		2005

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.03	$0.05		$0.04		$0.02
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04		$0.02
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)		$(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)	0.00	(n)(w)	0.28		3.23	4.80		3.93		1.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.12		1.40	1.44		1.49		1.50
Expenses after expense reductions (f)	0.25	(a)	0.40		0.65	0.68		0.74		0.75
Net investment income	0.00	(a)	0.19		3.05	4.69		3.92		1.93
Net assets at end of period (000 omitted)	$6,677		$6,926		$3,777	$2,548		$2,135		$1,650

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529B			2009		2008	2007		2006		2005

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)(t)	0.00	(n)(w)	0.08		2.21	3.77		2.90		0.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.83		2.04	2.09		2.14		2.13
Expenses after expense reductions (f)	0.25	(a)	0.51		1.64	1.69		1.74		1.73
Net investment income	0.00	(a)	0.04		1.91	3.69		2.88		0.87
Net assets at end of period (000 omitted)	$1,861		$1,942		$700	$328		$297		$340

See Notes to Financial Statements

20

Financial Statements – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529C			2009		2008	2007		2006		2005

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)(t)	0.00	(n)(w)	0.08		2.21	3.76		2.90		0.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.83		2.04	2.09		2.14		2.13
Expenses after expense reductions (f)	0.25	(a)	0.52		1.64	1.68		1.74		1.73
Net investment income	0.00	(a)	0.04		1.85	3.69		2.89		0.85
Net assets at end of period (000 omitted)	$3,938		$4,391		$1,820	$814		$688		$611

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R3, and R4) and through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and 0.01%, respectively.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Cash Reserve Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$542,069,031	$—	$542,069,031

22

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue

23

Notes to Financial Statements (unaudited) – continued

Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income, expenses, or distributions for financial statement and tax purposes.

During the year ended August 31, 2009, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/09
Ordinary income (including any short-term capital gains)	$1,268,542

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/10
Cost of investments	$542,069,031

As of 8/31/09
Undistributed ordinary income	$22,689
Capital loss carryforwards	(208,635)
Other temporary differences	(22,689)

The aggregate cost above includes prior fiscal year end tax adjustments, if any.

24

Notes to Financial Statements (unaudited) – continued

As of August 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/12	$(441)
8/31/13	(4)
8/31/15	(811)
8/31/16	(22,989)
8/31/17	(184,390)
Total	$(208,635)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/10	Year ended 8/31/09
Class A	$6,632	$632,992
Class B	3,718	111,198
Class C	2,372	78,898
Class R1	1,181	25,840
Class R2	4,471	182,897
Class R3	3,951	207,009
Class R4	228	15,469
Class 529A	288	12,012
Class 529B	83	621
Class 529C	167	1,606
Total	$23,091	$1,268,542

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

25

Notes to Financial Statements (unaudited) – continued

During the six months ended February 28, 2010, MFS voluntarily waived receipt of $1,141,519 of the fund’s management fee in order to avoid a negative yield. This amount is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2010, was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

To avoid a negative yield for the six months ended February 28, 2010, MFS voluntarily agreed to reduce certain other fund expenses in the amount of $178,059, which is shown as a reduction of total expenses in the Statement of Operations.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$63,426
Class B	0.75%	0.25%	1.00%	0.00%	457,397
Class C	0.75%	0.25%	1.00%	0.00%	296,221
Class R1	0.75%	0.25%	1.00%	0.00%	142,628
Class R2	0.25%	0.25%	0.50%	0.00%	281,625
Class R3	—	0.25%	0.25%	0.00%	122,795
Class 529A	—	0.25%	0.25%	0.00%	8,479
Class 529B	0.75%	0.25%	1.00%	0.00%	9,789
Class 529C	0.75%	0.25%	1.00%	0.00%	20,601
Total Distribution and Service Fees					$1,402,961

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2010 based on each class’ average daily net assets. Effective January 1, 2010, the service fee rate for Class A is 0.25%. MFD has agreed in writing to reduce the Class A service fee rate to 0.00%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2010. This reduction amounted to $63,426 which is shown as a reduction of total expenses in the Statements of Operations. Prior to January 1, 2010, payment of the 0.25% annual Class A service fee was not in effect. 0.25% of the Class 529A service fee

26

Notes to Financial Statements (unaudited) – continued

is currently being waived until modified by the fund’s Board of Trustees, but this waiver will remain in effect at least until December 31, 2010. For the six months ended February 28, 2010, this waiver amounted to $8,479 and is reflected as a reduction of total expenses in the Statement of Operations. During the six months ended February 28, 2010, MFD voluntarily waived receipt of $1,331,056 of the fund’s distribution and service fees in order to avoid a negative yield for Class B, Class C, Class R1, Class R2, Class R3, Class 529B, and Class 529C shares. This amount is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2010, were as follows:

Amount
Class A	$—
Class B	172,151
Class C	6,297
Class 529B	1,076
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. During the six months ended February 28, 2010 MFD voluntarily waived receipt of $6,431 of the fund’s program manager fees, in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. This amount is reflected as a reduction of total expenses in the Statement of Operations. The program manager fees incurred for the six months ended February 28, 2010 were equivalent to an annual effective rate of 0.00% of average daily net assets for Class 529A, Class 529B, and Class 529C shares. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2010, were as follows:

Amount
Class 529A	$3,392
Class 529B	979
Class 529C	2,060
Total Program Manager Fees	$6,431

27

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2010, the fee was $181,377, which equated to 0.0636% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $452,581.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $1,167 and is included in independent Trustees’ compensation for the six months ended February 28, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $21,387 at February 28, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO)

28

Notes to Financial Statements (unaudited) – continued

and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,944 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,180, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $5,594,455,544 and $5,630,612,682, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	40,562,682	$40,562,691	161,730,623	$161,730,659
Class B	17,707,206	17,707,206	138,214,631	138,214,631
Class C	11,895,540	11,895,540	96,716,541	96,716,541
Class R1	8,740,726	8,740,726	26,331,930	26,331,930
Class R2	29,334,078	29,334,078	112,067,569	112,067,569
Class R3	25,501,767	25,501,767	104,847,806	104,847,806
Class R4	2,553,099	2,553,099	9,795,915	9,795,915
Class 529A	1,334,970	1,334,970	6,292,783	6,292,783
Class 529B	273,049	273,049	1,777,078	1,777,078
Class 529C	545,763	545,763	4,950,767	4,950,767
	138,448,880	$138,448,889	662,725,643	$662,725,679

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	6,175	$6,175	595,074	$595,074
Class B	3,379	3,379	100,373	100,373
Class C	2,155	2,155	75,102	75,102
Class R1	1,173	1,173	25,779	25,779
Class R2	4,413	4,413	181,340	181,340
Class R3	3,908	3,908	206,284	206,284
Class R4	228	228	15,425	15,425
Class 529A	283	283	11,977	11,977
Class 529B	83	83	615	615
Class 529C	167	167	1,597	1,597
	21,964	$21,964	1,213,566	$1,213,566
Shares reacquired
Class A	(57,781,843)	$(57,781,852)	(178,817,174)	$(178,817,175)
Class B	(41,743,477)	(41,743,477)	(146,292,001)	(146,292,055)
Class C	(29,320,676)	(29,320,676)	(105,852,969)	(105,852,969)
Class R1	(9,951,079)	(9,951,079)	(24,253,400)	(24,253,400)
Class R2	(38,440,226)	(38,440,226)	(90,566,134)	(90,566,134)
Class R3	(35,371,744)	(35,371,744)	(83,420,395)	(83,420,395)
Class R4	(2,636,226)	(2,636,226)	(8,207,762)	(8,207,762)
Class 529A	(1,583,465)	(1,583,465)	(3,154,669)	(3,154,669)
Class 529B	(354,201)	(354,201)	(535,728)	(535,729)
Class 529C	(998,967)	(998,967)	(2,380,718)	(2,380,718)
	(218,181,904)	$(218,181,913)	(643,480,950)	$(643,481,006)
Net change
Class A	(17,212,986)	$(17,212,986)	(16,491,477)	$(16,491,442)
Class B	(24,032,892)	(24,032,892)	(7,976,997)	(7,977,051)
Class C	(17,422,981)	(17,422,981)	(9,061,326)	(9,061,326)
Class R1	(1,209,180)	(1,209,180)	2,104,309	2,104,309
Class R2	(9,101,735)	(9,101,735)	21,682,775	21,682,775
Class R3	(9,866,069)	(9,866,069)	21,633,695	21,633,695
Class R4	(82,899)	(82,899)	1,603,578	1,603,578
Class 529A	(248,212)	(248,212)	3,150,091	3,150,091
Class 529B	(81,069)	(81,069)	1,241,965	1,241,964
Class 529C	(453,037)	(453,037)	2,571,646	2,571,646
	(79,711,060)	$(79,711,060)	20,458,259	$20,458,239

Effective at the close of business February 27, 2009, the sale of fund shares have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

30

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2010, the fund’s commitment fee and interest expense were $6,270 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

31

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust I, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	13,799,428,259.131	298,698,895.701
Lawrence H. Cohn	13,775,964,000.646	322,163,154.185
Maureen R. Goldfarb	13,797,667,920.487	300,459,234.345
David H. Gunning	13,795,139,579.854	302,987,574.978
William R. Gutow	13,798,125,706.624	300,001,448.207
Michael Hegarty	13,780,926,681.791	317,200,473.041
John P. Kavanaugh	13,799,879,923.291	298,247,231.541
Robert J. Manning	13,802,393,104.041	295,734,050.791
Robert C. Pozen	13,802,480,679.754	295,646,475.078
J. Dale Sherratt	13,779,899,981.473	318,227,173.359
Laurie J. Thomsen	13,797,678,786.081	300,448,368.750
Robert W. Uek	13,798,504,506.307	299,622,648.525

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

33

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.   To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Core Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/10

RGI-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Johnson & Johnson	2.3%
Apple, Inc.	2.2%
Bank of America Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Exxon Mobil Corp.	1.9%
Procter & Gamble Co.	1.8%
Abbott Laboratories	1.8%
Chevron Corp.	1.8%
Intel Corp.	1.7%
AT&T, Inc.	1.6%

Equity sectors
Technology	16.8%
Financial Services	15.5%
Health Care	13.1%
Energy	10.4%
Consumer Staples	8.0%
Retailing	7.9%
Utilities & Communications	7.0%
Industrial Goods & Services	6.6%
Basic Materials	4.2%
Leisure	3.7%
Transportation	2.8%
Special Products & Services	2.4%
Autos & Housing	0.6%

Percentages are based on net assets as of 2/28/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. This changing dynamic caused asset valuations to move broadly sideways during the latter part of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2009 through February 28, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/09	Ending Account Value 2/28/10	Expenses Paid During Period (p) 9/01/09-2/28/10
A	Actual	1.22%	$1,000.00	$1,102.68	$6.36
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
B	Actual	1.97%	$1,000.00	$1,097.90	$10.25
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
C	Actual	1.97%	$1,000.00	$1,098.11	$10.25
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
I	Actual	0.97%	$1,000.00	$1,103.24	$5.06
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R1	Actual	1.97%	$1,000.00	$1,098.43	$10.25
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
R2	Actual	1.47%	$1,000.00	$1,101.08	$7.66
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R3	Actual	1.22%	$1,000.00	$1,102.55	$6.36
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R4	Actual	0.97%	$1,000.00	$1,103.71	$5.06
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.24%, 1.99%, 1.99%, 0.99%, 1.99%, 1.49%, 1.24% and 0.99% for Classes A, B, C, I, R1, R2, R3 and R4, respectively; the actual expenses paid during the period would have been approximately $6.46, $10.35, $10.35, $5.16, $10.35, $7.76, $6.46 and $5.16 for Classes A, B, C, I, R1, R2, R3 and R4, respectively; and the hypothetical expenses paid during the period would have been approximately $6.21, $9.94, $9.94, $4.96, $9.94, $7.45, $6.21 and $4.96 for Classes A, B, C, I, R1, R2, R3 and R4, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

2/28/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)

Aerospace - 2.8%
Goodrich Corp.	66,370	$4,355,863
Honeywell International, Inc.	75,960	3,050,554
Lockheed Martin Corp.	64,420	5,009,299
Precision Castparts Corp.	23,600	2,660,900
United Technologies Corp.	106,380	7,302,987

		$22,379,603
Airlines - 0.3%
Copa Holdings S.A., “A”	17,920	$974,669
UAL Corp. (a)	69,480	1,191,582

		$2,166,251
Alcoholic Beverages - 0.2%
Boston Beer Co., Inc., “A” (a)	40,250	$1,904,630

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	91,480	$6,184,048

Biotechnology - 2.0%
Amgen, Inc. (a)	143,450	$8,120,704
Genzyme Corp. (a)	83,951	4,801,997
Gilead Sciences, Inc. (a)	32,780	1,560,656
Human Genome Sciences, Inc. (a)	36,610	1,030,572

		$15,513,929
Broadcasting - 1.6%
CBS Corp., “B”	159,360	$2,070,086
Discovery Communications, Inc., “A” (a)	45,150	1,406,422
Walt Disney Co.	298,320	9,319,517

		$12,796,025
Brokerage & Asset Managers - 1.5%
Affiliated Managers Group, Inc. (a)	23,104	$1,643,388
Charles Schwab Corp.	75,840	1,388,630
CME Group, Inc.	11,490	3,466,418
Franklin Resources, Inc.	21,700	2,207,324
GFI Group, Inc.	327,250	1,803,148
LaBranche & Co., Inc. (a)	343,280	1,609,983

		$12,118,891

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 1.6%
Accenture Ltd., “A”	91,740	$3,666,848
Dun & Bradstreet Corp.	39,090	2,742,554
MasterCard, Inc., “A”	15,500	3,477,735
Western Union Co.	157,360	2,483,141

		$12,370,278
Cable TV - 1.1%
Comcast Corp., “Special A”	121,740	$1,885,753
DIRECTV Group, Inc., “A” (a)	76,170	2,578,354
Time Warner Cable, Inc.	90,046	4,204,248

		$8,668,355
Chemicals - 1.6%
Celanese Corp.	161,870	$5,048,725
Monsanto Co.	103,310	7,298,851

		$12,347,576
Computer Software - 4.2%
Adobe Systems, Inc. (a)	255,270	$8,845,105
MicroStrategy, Inc., “A” (a)	121,460	10,772,287
Nuance Communications, Inc. (a)	208,460	2,999,739
Oracle Corp.	423,820	10,447,163

		$33,064,294
Computer Software - Systems - 5.0%
Apple, Inc. (a)	86,450	$17,689,399
Compellent Technologies, Inc. (a)	183,230	2,845,562
Dell, Inc. (a)	596,510	7,891,827
Hewlett-Packard Co.	212,190	10,777,130

		$39,203,918
Construction - 0.6%
Lennar Corp., “A”	172,050	$2,823,341
Sherwin-Williams Co.	28,870	1,829,781

		$4,653,122
Consumer Products - 2.5%
Church & Dwight Co., Inc.	24,370	$1,637,177
Kimberly-Clark Corp.	64,060	3,891,004
Procter & Gamble Co.	230,740	14,601,227

		$20,129,408

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 0.8%
Apollo Group, Inc., “A” (a)	21,040	$1,259,875
Priceline.com, Inc. (a)	4,980	1,129,265
Strayer Education, Inc. (l)	15,950	3,617,939

		$6,007,079
Containers - 0.4%
Owens-Illinois, Inc. (a)	98,000	$2,904,720

Electrical Equipment - 2.1%
AMETEK, Inc.	101,880	$3,977,395
Danaher Corp.	116,460	8,614,546
Rockwell Automation, Inc.	37,520	2,029,457
Tyco Electronics Ltd.	62,540	1,602,900

		$16,224,298
Electronics - 4.0%
First Solar, Inc. (a)(l)	28,310	$2,998,029
Flextronics International Ltd. (a)	173,865	1,210,100
Hittite Microwave Corp. (a)	38,690	1,614,921
Intel Corp.	652,300	13,391,719
Marvell Technology Group Ltd. (a)	68,830	1,329,796
National Semiconductor Corp.	470,840	6,817,763
PMC-Sierra, Inc. (a)	100,930	837,719
Silicon Laboratories, Inc. (a)	16,260	738,854
Tessera Technologies, Inc. (a)	128,610	2,309,836

		$31,248,737
Energy - Independent - 4.0%
Alpha Natural Resources, Inc. (a)	24,440	$1,124,484
Anadarko Petroleum Corp.	59,150	4,148,189
Apache Corp.	69,790	7,233,036
Denbury Resources, Inc. (a)	88,990	1,252,979
Massey Energy Co.	22,180	955,293
Nexen, Inc.	157,130	3,546,700
Noble Energy, Inc.	46,090	3,347,978
Occidental Petroleum Corp.	79,950	6,384,008
Walter Energy, Inc.	9,880	776,272
XTO Energy, Inc.	56,070	2,562,399

		$31,331,338
Energy - Integrated - 4.4%
Chevron Corp.	194,290	$14,047,167
Exxon Mobil Corp. (s)	235,842	15,329,730

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - continued
Hess Corp.	65,470	$3,849,636
Suncor Energy, Inc.	52,760	1,525,292

		$34,751,825
Engineering - Construction - 1.0%
Fluor Corp.	141,010	$6,035,228
North American Energy Partners, Inc. (a)	218,920	2,230,795

		$8,266,023
Food & Beverages - 3.7%
General Mills, Inc.	126,410	$9,102,784
J.M. Smucker Co.	52,970	3,161,250
Kellogg Co.	124,250	6,479,638
PepsiCo, Inc. (s)	174,709	10,914,071

		$29,657,743
Food & Drug Stores - 0.9%
Kroger Co.	81,980	$1,811,758
Walgreen Co.	155,280	5,472,067

		$7,283,825
Gaming & Lodging - 0.6%
International Game Technology	64,870	$1,138,469
Las Vegas Sands Corp. (a)	75,410	1,254,068
Royal Caribbean Cruises Ltd. (a)	61,120	1,727,862
Starwood Hotels & Resorts Worldwide, Inc.	25,340	980,658

		$5,101,057
General Merchandise - 2.7%
Dollar General Corp. (a)	129,690	$3,098,294
Kohl’s Corp. (a)	18,500	995,670
Target Corp.	178,040	9,172,621
Wal-Mart Stores, Inc.	145,320	7,857,452

		$21,124,037
Health Maintenance Organizations - 0.7%
WellPoint, Inc. (a)	84,550	$5,231,108

Insurance - 3.2%
ACE Ltd.	101,680	$5,082,983
Aflac, Inc.	64,080	3,168,756
Allied World Assurance Co. Holdings Ltd.	108,970	5,023,517
Chubb Corp.	99,610	5,026,321

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
MetLife, Inc.	54,030	$1,966,152
Prudential Financial, Inc.	60,820	3,187,576
Verisk Analytics, Inc., “A” (a)	78,030	2,208,249

		$25,663,554
Internet - 1.6%
Google, Inc., “A” (a)	24,230	$12,764,364

Machinery & Tools - 0.4%
Avery Dennison Corp.	49,800	$1,573,680
RTI International Metals, Inc. (a)	64,800	1,557,144

		$3,130,824
Major Banks - 6.8%
Bank of America Corp.	981,620	$16,353,789
Bank of New York Mellon Corp.	103,008	2,937,788
Goldman Sachs Group, Inc.	55,610	8,694,624
JPMorgan Chase & Co. (s)	382,020	16,033,379
KeyCorp	314,740	2,250,391
State Street Corp.	78,340	3,518,249
SunTrust Banks, Inc.	164,380	3,913,888

		$53,702,108
Medical & Health Technology & Services - 1.5%
DaVita, Inc. (a)	55,830	$3,439,686
Express Scripts, Inc. (a)	21,070	2,022,931
Medco Health Solutions, Inc. (a)	29,360	1,856,726
Patterson Cos., Inc. (a)	81,230	2,410,906
VCA Antech, Inc. (a)	88,980	2,119,504

		$11,849,753
Medical Equipment - 3.1%
Becton, Dickinson & Co.	55,130	$4,292,973
Covidien PLC	28,310	1,390,587
Medtronic, Inc.	99,930	4,336,962
NxStage Medical, Inc. (a)	149,270	1,589,726
NxStage Medical, Inc. (a)	342,400	3,646,560
St. Jude Medical, Inc. (a)	114,920	4,392,242
Thermo Fisher Scientific, Inc. (a)	75,710	3,692,377
Waters Corp. (a)	22,700	1,354,282

		$24,695,709

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 0.6%
Steel Dynamics, Inc.	126,300	$2,062,479
United States Steel Corp.	46,460	2,459,592

		$4,522,071
Natural Gas - Distribution - 0.5%
EQT Corp.	54,340	$2,377,918
South Jersey Industries, Inc.	44,210	1,762,653

		$4,140,571
Natural Gas - Pipeline - 0.7%
Aegean Marine Petroleum Network, Inc.	91,380	$2,618,951
El Paso Corp.	75,780	793,417
Williams Cos., Inc.	103,970	2,239,514

		$5,651,882
Network & Telecom - 2.0%
Cisco Systems, Inc. (a)	489,530	$11,910,265
Juniper Networks, Inc. (a)	123,130	3,445,177
Palm, Inc. (a)	99,110	604,571

		$15,960,013
Oil Services - 2.0%
Halliburton Co.	219,910	$6,630,287
National Oilwell Varco, Inc.	76,930	3,344,147
Schlumberger Ltd.	93,300	5,700,630

		$15,675,064
Other Banks & Diversified Financials - 1.9%
American Express Co.	66,360	$2,534,288
Associated Banc-Corp.	231,210	2,984,921
CIT Group, Inc. (a)	31,230	1,137,709
Euro Dekania Ltd. (z)	580,280	1,382,742
Ocwen Financial Corp. (a)	253,880	2,744,443
Sterling Bancshares, Inc.	336,500	1,588,280
TCF Financial Corp.	183,300	2,646,852

		$15,019,235
Pharmaceuticals - 5.7%
Abbott Laboratories	259,150	$14,066,662
Inverness Medical Innovations, Inc. (a)	47,080	1,837,062
Johnson & Johnson	285,670	17,997,210
Pfizer, Inc.	371,936	6,527,477
Teva Pharmaceutical Industries Ltd., ADR	83,770	5,027,038

		$45,455,449

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pollution Control - 0.3%
Republic Services, Inc.	92,012	$2,589,218

Precious Metals & Minerals - 0.4%
Goldcorp, Inc.	16,420	$620,348
Teck Resources Ltd., “B” (a)	63,540	2,337,006

		$2,957,354
Printing & Publishing - 0.2%
Moody’s Corp.	71,180	$1,894,812

Railroad & Shipping - 1.0%
Canadian National Railway Co.	83,630	$4,403,956
Union Pacific Corp.	46,590	3,138,768

		$7,542,724
Real Estate - 2.1%
Annaly Mortgage Management, Inc., REIT	260,030	$4,779,351
Entertainment Property Trust, REIT	192,280	7,348,942
Kilroy Realty Corp., REIT	84,620	2,397,285
Mack-Cali Realty Corp., REIT	69,010	2,314,595

		$16,840,173
Restaurants - 0.2%
P.F. Chang’s China Bistro, Inc. (a)	44,290	$1,879,668

Specialty Chemicals - 1.2%
Praxair, Inc.	91,100	$6,845,254
Rockwood Holdings, Inc. (a)	125,770	3,017,222

		$9,862,476
Specialty Stores - 3.5%
Abercrombie & Fitch Co., “A”	113,750	$4,142,775
Advance Auto Parts, Inc.	50,260	2,050,608
Amazon.com, Inc. (a)	35,460	4,198,464
GameStop Corp., “A” (a)	156,280	2,688,016
Home Depot, Inc.	226,290	7,060,248
Limited Brands, Inc.	189,500	4,189,845
Staples, Inc.	129,540	3,336,950

		$27,666,906
Telecommunications - Wireless - 0.1%
Sprint Nextel Corp. (a)	199,230	$663,436

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 2.7%
American Tower Corp., “A” (a)	92,650	$3,952,449
AT&T, Inc.	521,790	12,945,610
CenturyTel, Inc.	112,040	3,839,611
Qwest Communications International, Inc.	178,500	813,960

		$21,551,630
Tobacco - 1.6%
Lorillard, Inc.	22,230	$1,623,679
Philip Morris International, Inc.	232,280	11,377,074

		$13,000,753
Trucking - 1.5%
Atlas Air Worldwide Holdings, Inc. (a)	54,800	$2,470,384
Expeditors International of Washington, Inc.	142,560	5,199,163
Landstar System, Inc.	97,160	3,875,712

		$11,545,259
Utilities - Electric Power - 3.0%
American Electric Power Co., Inc.	130,360	$4,382,703
CMS Energy Corp.	220,207	3,362,561
Dominion Resources, Inc.	65,050	2,471,250
NRG Energy, Inc. (a)	7,720	168,605
PG&E Corp.	99,060	4,152,595
PPL Corp.	113,690	3,237,891
Public Service Enterprise Group, Inc.	92,200	2,740,184
Wisconsin Energy Corp.	71,980	3,485,991

		$24,001,780
Total Common Stocks (Identified Cost, $769,292,934)		$782,858,904

	Strike Price	First Exercise

Warrants - 0.1%
Medical Equipment - 0.1%
NxStage Medical, Inc. (1 share for 1 warrant) (Identified Cost, $187,933) (a)	$5.50	5/23/08	68,480	$436,956

Money Market Funds (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value			7,759,873	$7,759,873

13

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.6%
Issuer	Shares/Par	Value ($)

Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	4,745,407	$4,745,407
Total Investments (Identified Cost, $781,986,147)		$795,801,140

Other Assets, Less Liabilities - (0.5)%		(4,080,080)
Net Assets - 100.0%		$791,721,060

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At February 28, 2010, the value of securities pledged amounted to $168,175. At February 28, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07-6/25/07	$8,173,430	$1,382,742
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $774,226,274)	$788,041,267
Underlying funds, at cost and value	7,759,873
Total investments, at value, including $4,725,974 of securities on loan (identified cost, $781,986,147)	$795,801,140
Receivables for
Investments sold	11,207,666
Fund shares sold	613,300
Dividends	1,216,502
Other assets	9,372
Total assets	$808,847,980
Liabilities
Payable to custodian	$370
Payables for
Investments purchased	10,650,446
Fund shares reacquired	1,030,380
Collateral for securities loaned, at value	4,745,407
Payable to affiliates
Investment adviser	53,139
Shareholder servicing costs	384,769
Distribution and service fees	33,123
Administrative services fee	1,409
Payable for independent Trustees’ compensation	135,537
Accrued expenses and other liabilities	92,340
Total liabilities	$17,126,920
Net assets	$791,721,060
Net assets consist of
Paid-in capital	$1,123,903,905
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	13,814,993
Accumulated net realized gain (loss) on investments and foreign currency transactions	(348,544,927)
Undistributed net investment income	2,547,089
Net assets	$791,721,060
Shares of beneficial interest outstanding	52,949,382

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$589,073,108	38,836,546	$15.17
Class B	70,123,987	4,989,333	14.05
Class C	66,404,234	4,760,680	13.95
Class I	17,030,352	1,080,388	15.76
Class R1	3,963,048	284,373	13.94
Class R2	16,135,964	1,083,952	14.89
Class R3	27,177,511	1,795,391	15.14
Class R4	1,812,856	118,719	15.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.10 [100 / 94.25 x $15.17]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$7,051,424
Interest	1,021,309
Dividends from underlying funds	4,676
Foreign taxes withheld	(22,044)
Total investment income	$8,055,365
Expenses
Management fee	$2,413,696
Distribution and service fees	1,528,779
Shareholder servicing costs	1,123,884
Administrative services fee	63,286
Independent Trustees’ compensation	26,202
Custodian fee	71,689
Shareholder communications	55,875
Auditing fees	23,089
Legal fees	9,481
Miscellaneous	105,338
Total expenses	$5,421,319
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(55,515)
Net expenses	$5,365,803
Net investment income	$2,689,562
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$39,184,762
Foreign currency transactions	34,586
Net realized gain (loss) on investments and foreign currency transactions	$39,219,348
Change in unrealized appreciation (depreciation)
Investments	$34,251,502
Translation of assets and liabilities in foreign currencies	(25,100)
Net unrealized gain (loss) on investments and foreign currency translation	$34,226,402
Net realized and unrealized gain (loss) on investments and foreign currency	$73,445,750
Change in net assets from operations	$76,135,312
See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/10 (unaudited)	Year ended 8/31/09
From operations
Net investment income	$2,689,562	$5,738,362
Net realized gain (loss) on investments and foreign currency transactions	39,219,348	(223,983,510)
Net unrealized gain (loss) on investments and foreign currency translation	34,226,402	43,205,196
Change in net assets from operations	$76,135,312	$(175,039,952)
Distributions declared to shareholders
From net investment income	$(5,590,369)	$(3,543,509)
Change in net assets from fund share transactions	$(44,353,743)	$(13,414,881)
Total change in net assets	$26,191,200	$(191,998,342)
Net assets
At beginning of period	765,529,860	957,528,202
At end of period (including undistributed net investment income of $2,547,089 and $5,447,896, respectively)	$791,721,060	$765,529,860

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.87		$16.75	$19.83	$18.17	$17.88	$15.35
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12	$0.09	$0.04	$0.03	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.36		(2.92)	(1.71)	3.01	1.06	2.50
Total from investment operations	$1.42		$(2.80)	$(1.62)	$3.05	$1.09	$2.53
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.08)	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.46)	(1.39)	(0.80)	—
Total distributions declared to shareholders	$(0.12)		$(0.08)	$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$15.17		$13.87	$16.75	$19.83	$18.17	$17.88
Total return (%) (r)(s)(t)	10.27	(n)	(16.55)	(8.94)	17.26	6.25	16.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.36	1.24	1.26	1.37	1.41
Expenses after expense reductions (f)	1.22	(a)	1.21	1.21	1.26	1.36	1.41
Expenses after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.21	N/A	N/A	N/A	N/A
Net investment income	0.82	(a)	1.03	0.52	0.22	0.15	0.17
Portfolio turnover	37		109	86	283	138	81
Net assets at end of period (000 omitted)	$589,073		$559,572	$650,476	$766,202	$146,355	$141,808

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.80		$15.45	$18.52	$17.16	$17.03	$14.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.05	$(0.02)	$(0.08)	$(0.09)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		(2.70)	(1.59)	2.83	1.02	2.40
Total from investment operations	$1.25		$(2.65)	$(1.61)	$2.75	$0.93	$2.32
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.46)	(1.39)	(0.80)	—
Total distributions declared to shareholders	$(0.00	)(w)	$—	$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$14.05		$12.80	$15.45	$18.52	$17.16	$17.03
Total return (%) (r)(s)(t)	9.79	(n)	(17.15)	(9.55)	16.49	5.60	15.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.07	1.88	1.90	2.02	2.06
Expenses after expense reductions (f)	1.97	(a)	1.90	1.86	1.90	2.02	2.06
Expenses after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.90	N/A	N/A	N/A	N/A
Net investment income (loss)	0.07	(a)	0.42	(0.14)	(0.46)	(0.50)	(0.47)
Portfolio turnover	37		109	86	283	138	81
Net assets at end of period (000 omitted)	$70,124		$79,608	$162,122	$325,525	$49,192	$71,088

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.75		$15.38	$18.44	$17.09	$16.97	$14.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.04	$(0.02)	$(0.08)	$(0.09)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		(2.67)	(1.58)	2.82	1.01	2.39
Total from investment operations	$1.25		$(2.63)	$(1.60)	$2.74	$0.92	$2.31
Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.46)	(1.39)	(0.80)	—
Total distributions declared to shareholders	$(0.05)		$—	$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$13.95		$12.75	$15.38	$18.44	$17.09	$16.97
Total return (%) (r)(s)(t)	9.81	(n)	(17.10)	(9.54)	16.50	5.56	15.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.06	1.89	1.90	2.02	2.06
Expenses after expense reductions (f)	1.97	(a)	1.91	1.86	1.90	2.02	2.06
Expenses after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.91	N/A	N/A	N/A	N/A
Net investment income (loss)	0.07	(a)	0.34	(0.14)	(0.45)	(0.50)	(0.48)
Portfolio turnover	37		109	86	283	138	81
Net assets at end of period (000 omitted)	$66,404		$63,993	$79,213	$107,948	$16,613	$17,898

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.43		$17.47	$20.54	$18.72	$18.33	$15.68
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17	$0.17	$0.11	$0.09	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.41		(3.06)	(1.78)	3.10	1.10	2.56
Total from investment operations	$1.49		$(2.89)	$(1.61)	$3.21	$1.19	$2.65
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.15)	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.46)	(1.39)	(0.80)	—
Total distributions declared to shareholders	$(0.16)		$(0.15)	$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$15.76		$14.43	$17.47	$20.54	$18.72	$18.33
Total return (%) (r)(s)	10.32	(n)	(16.29)	(8.56)	17.63	6.66	16.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.06	0.89	0.92	1.01	1.09
Expenses after expense reductions (f)	0.97	(a)	0.91	0.86	0.92	1.01	1.09
Expenses after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.91	N/A	N/A	N/A	N/A
Net investment income	1.07	(a)	1.32	0.88	0.58	0.50	0.51
Portfolio turnover	37		109	86	283	138	81
Net assets at end of period (000 omitted)	$17,030		$15,766	$17,269	$27,544	$4,763	$3,170

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.75		$15.39	$18.45	$17.11	$17.01	$16.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.04	$(0.03)	$(0.09)	$(0.10)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		(2.68)	(1.57)	2.82	1.00	0.80	(g)
Total from investment operations	$1.25		$(2.64)	$(1.60)	$2.73	$0.90	$0.76
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.46)	(1.39)	(0.80)	—
Total distributions declared to shareholders	$(0.06)		$—	$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$13.94		$12.75	$15.39	$18.45	$17.11	$17.01
Total return (%) (r)(s)	9.84	(n)	(17.15)	(9.53)	16.42	5.43	4.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.06	1.95	2.05	2.20	2.23	(a)
Expenses after expense reductions (f)	1.97	(a)	1.91	1.91	2.02	2.11	2.23	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.91	N/A	N/A	N/A	N/A
Net investment income (loss)	0.07	(a)	0.32	(0.18)	(0.51)	(0.61)	(0.63	)(a)
Portfolio turnover	37		109	86	283	138	81
Net assets at end of period (000 omitted)	$3,963		$3,735	$3,663	$2,543	$441	$55

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.62		$16.45	$19.53	$17.97	$17.74	$15.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.10	$0.06	$(0.01)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.33		(2.87)	(1.68)	2.96	1.06	2.49
Total from investment operations	$1.37		$(2.77)	$(1.62)	$2.95	$1.03	$2.45
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.06)	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.46)	(1.39)	(0.80)	—
Total distributions declared to shareholders	$(0.10)		$(0.06)	$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$14.89		$13.62	$16.45	$19.53	$17.97	$17.74
Total return (%) (r)(s)	10.11	(n)	(16.71)	(9.08)	16.88	5.96	16.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.56	1.45	1.61	1.77	1.81
Expenses after expense reductions (f)	1.47	(a)	1.41	1.41	1.58	1.67	1.81
Expenses after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.41	N/A	N/A	N/A	N/A
Net investment income (loss)	0.57	(a)	0.82	0.34	(0.05)	(0.15)	(0.22)
Portfolio turnover	37		109	86	283	138	81
Net assets at end of period (000 omitted)	$16,136		$15,483	$16,539	$9,492	$1,193	$948

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$13.85		$16.73	$19.80	$18.15	$17.88	$17.02
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.13	$0.10	$0.05	$0.05	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.36		(2.91)	(1.71)	2.99	1.02	0.85	(g)
Total from investment operations	$1.42		$(2.78)	$(1.61)	$3.04	$1.07	$0.86
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.10)	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.46)	(1.39)	(0.80)	—
Total distributions declared to shareholders	$(0.13)		$(0.10)	$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$15.14		$13.85	$16.73	$19.80	$18.15	$17.88
Total return (%) (r)(s)	10.25	(n)	(16.48)	(8.90)	17.22	6.14	5.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.32	1.19	1.36	1.37	1.43	(a)
Expenses after expense reductions (f)	1.22	(a)	1.16	1.17	1.36	1.37	1.43	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.16	N/A	N/A	N/A	N/A
Net investment income	0.82	(a)	1.07	0.57	0.24	0.27	0.17	(a)
Portfolio turnover	37		109	86	283	138	81
Net assets at end of period (000 omitted)	$27,178		$25,741	$28,185	$31,963	$22,646	$53

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$13.98		$16.92	$19.96	$18.24	$17.90	$17.02
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.10	$0.15	$0.11	$0.07	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.37		(2.90)	(1.73)	3.00	1.07	0.85	(g)
Total from investment operations	$1.45		$(2.80)	$(1.58)	$3.11	$1.14	$0.88
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.14)	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.46)	(1.39)	(0.80)	—
Total distributions declared to shareholders	$(0.16)		$(0.14)	$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$15.27		$13.98	$16.92	$19.96	$18.24	$17.90
Total return (%) (r)(s)	10.37	(n)	(16.28)	(8.67)	17.54	6.54	5.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.96	0.92	1.06	1.12	1.13	(a)
Expenses after expense reductions (f)	0.97	(a)	0.95	0.90	1.06	1.12	1.13	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.95	N/A	N/A	N/A	N/A
Net investment income	1.07	(a)	0.75	0.83	0.55	0.40	0.47	(a)
Portfolio turnover	37		109	86	283	138	81
Net assets at end of period (000 omitted)	$1,813		$1,633	$60	$66	$56	$53

See Notes to Financial Statements

25

Financial Highlights – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2009 would have been lower by approximately 2.41%, 2.40%, 2.42%, 2.40%, 2.40%, 2.36%, 2.40% and 2.40%, respectively.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Core Equity Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

27

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

28

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$754,544,848	$4,083,516	$—	$758,628,364
Canada	14,664,096	—	—	14,664,096
Israel	5,027,038	—	—	5,027,038
Greece	2,618,951	—	—	2,618,951
United Kingdom	—	—	1,382,742	1,382,742
Panama	974,669	—	—	974,669
Mutual Funds	12,505,280	—	—	12,505,280
Total Investments	$790,334,882	$4,083,516	$1,382,742	$795,801,140

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/09	$1,218,717
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	164,025
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 2/28/10	$1,382,742

29

Notes to Financial Statements (unaudited) – continued

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2010 is $164,025.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At February 28, 2010, the fund did not have any outstanding derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or

30

Notes to Financial Statements (unaudited) – continued

interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. For the six months ended February 28, 2010, the fund did not enter into any such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are

31

Notes to Financial Statements (unaudited) – continued

recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, wash sale loss deferrals, and capital loss carryforwards and wash sale loss deferrals assumed as a result of the acquisition of the MFS New Endeavor Fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/09
Ordinary income (including any short-term capital gains)	$3,543,509

32

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/10
Cost of investments	$788,157,131
Gross appreciation	74,579,212
Gross depreciation	(66,935,203)
Net unrealized appreciation (depreciation)	$7,644,009

As of 8/31/09
Undistributed ordinary income	5,587,093
Capital loss carryforwards	(221,165,513)
Post-October capital loss deferral	(160,427,778)
Other temporary differences	(114,097)
Net unrealized appreciation (depreciation)	(26,607,493)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/10	$(74,153,956)
8/31/16	(48,648,322)
8/31/17	(98,363,235)
$(221,165,513)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 and July 24, 2009, in connection with the acquisition of the MFS Capital Opportunities Fund and the MFS New Endeavor Fund, respectively, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

33

Notes to Financial Statements (unaudited) – continued

	From net investment income
	Six months ended 2/28/10	Year ended 8/31/09
Class A	$4,779,998	$3,180,163
Class B	17,075	—
Class C	244,298	—
Class I	168,467	141,605
Class R1	17,743	—
Class R2	114,882	59,248
Class R3	229,697	161,981
Class R4	18,209	512
Total	$5,590,369	$3,543,509

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The management fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.61% of the fund’s average daily net assets.

At the commencement of the period until December 31, 2009, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.21%	1.96%	1.96%	0.96%	1.96%	1.46%	1.21%	0.96%

Effective January 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.26%	2.01%	2.01%	1.01%	2.01%	1.51%	1.26%	1.01%

34

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2010. For the six months ended February 28, 2010, the reductions under these agreements amounted to $53,922 and are reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,353 for the six months ended February 28, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$725,810
Class B	0.75%	0.25%	1.00%	1.00%	379,791
Class C	0.75%	0.25%	1.00%	1.00%	331,199
Class R1	0.75%	0.25%	1.00%	1.00%	18,885
Class R2	0.25%	0.25%	0.50%	0.50%	39,744
Class R3	—	0.25%	0.25%	0.25%	33,350
Total Distribution and Service Fees					$1,528,779

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2010 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 with respect to shares that were acquired as part of the reorganization of MFS Capital Opportunities Fund into MFS Core Equity are subject to a service fee of 0.15% annually.

Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All

35

Notes to Financial Statements (unaudited) – continued

contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2010, were as follows:

Amount
Class A	$765
Class B	35,326
Class C	1,278

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2010, the fee was $509,950, which equated to 0.1295% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $613,934.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for

36

Notes to Financial Statements (unaudited) – continued

other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $5,010 and the Retirement Deferral plan resulted in an expense of $9,170. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $132,940 at February 28, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,820 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,593, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $285,294,963 and $331,386,392, respectively.

37

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,176,343	$32,524,100	8,482,415	$100,729,655
Class B	170,194	2,333,599	738,200	8,054,369
Class C	198,004	2,684,144	297,337	3,281,371
Class I	35,587	548,482	116,989	1,586,423
Class R1	40,438	551,663	115,075	1,324,614
Class R2	99,393	1,463,514	339,614	4,100,924
Class R3	167,733	2,506,361	425,233	5,161,333
Class R4	3,520	52,352	140,923	1,794,179
	2,891,212	$42,664,215	10,655,786	$126,032,868
Shares issued in connection with acquisition of MFS New Endeavor Fund
Class A	—	$—	3,289,862	$43,919,660
Class B	—	—	1,088,292	13,418,637
Class C	—	—	761,588	9,354,503
Class I	—	—	89,575	1,243,296
Class R1	—	—	6,912	84,898
Class R2	—	—	104,964	1,376,082
Class R3	—	—	24,998	333,257
Class R4	—	—	10,154	136,659
	—	$—	5,376,345	$69,866,992
Shares issued to shareholders in reinvestment of distributions
Class A	292,183	$4,347,677	269,553	$2,911,168
Class B	1,182	16,329	—	—
Class C	15,133	207,482	—	—
Class I	10,344	159,905	12,549	140,677
Class R1	1,296	17,743	—	—
Class R2	7,679	112,189	5,425	57,610
Class R3	15,468	229,697	15,026	161,981
Class R4	215	3,215	47	512
	343,500	$5,094,237	302,600	$3,271,948

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,961,715)	$(58,682,154)	(10,537,901)	$(123,230,409)
Class B	(1,399,936)	(19,394,566)	(6,102,644)	(66,479,026)
Class C	(471,813)	(6,435,132)	(1,189,587)	(12,922,363)
Class I	(58,149)	(905,963)	(115,127)	(1,598,601)
Class R1	(50,211)	(680,014)	(67,217)	(733,426)
Class R2	(159,892)	(2,345,649)	(318,704)	(3,816,946)
Class R3	(246,005)	(3,643,048)	(291,286)	(3,338,374)
Class R4	(1,779)	(25,669)	(37,915)	(467,544)
	(6,349,500)	$(92,112,195)	(18,660,381)	$(212,586,689)
Net change
Class A	(1,493,189)	$(21,810,377)	1,503,929	$24,330,074
Class B	(1,228,560)	(17,044,638)	(4,276,152)	(45,006,020)
Class C	(258,676)	(3,543,506)	(130,662)	(286,489)
Class I	(12,218)	(197,576)	103,986	1,371,795
Class R1	(8,477)	(110,608)	54,770	676,086
Class R2	(52,820)	(769,946)	131,299	1,717,670
Class R3	(62,804)	(906,990)	173,971	2,318,197
Class R4	1,956	29,898	113,209	1,463,806
	(3,114,788)	$(44,353,743)	(2,325,650)	$(13,414,881)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2010, the fund’s commitment fee and interest expense were $5,940 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common

39

Notes to Financial Statements (unaudited) – continued

control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,482,922	68,168,556	(62,891,605)	7,759,873

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,676	$7,759,873

(8)	Acquisitions

At close of business on July 24, 2009, the fund acquired all of the assets and liabilities of MFS New Endeavor Fund. The acquisition was accomplished by a tax-free exchange of 5,376,345 shares of the fund (valued at $69,866,992) for all of the assets and liabilities of MFS New Endeavor Fund. MFS New Endeavor Fund then distributed the shares of the fund that MFS New Endeavor Fund received from the fund to its shareholders. MFS New Endeavor Fund net assets on that date were $69,866,992, including $4,855,836 of unrealized appreciation, $36,477 of accumulated net investment income, and $51,958,958 of accumulated net realized loss on investments and foreign currency transactions. The aggregate net assets of the fund after the acquisition were $745,938,537.

40

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust I, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	13,799,428,259.131	298,698,895.701
Lawrence H. Cohn	13,775,964,000.646	322,163,154.185
Maureen R. Goldfarb	13,797,667,920.487	300,459,234.345
David H. Gunning	13,795,139,579.854	302,987,574.978
William R. Gutow	13,798,125,706.624	300,001,448.207
Michael Hegarty	13,780,926,681.791	317,200,473.041
John P. Kavanaugh	13,799,879,923.291	298,247,231.541
Robert J. Manning	13,802,393,104.041	295,734,050.791
Robert C. Pozen	13,802,480,679.754	295,646,475.078
J. Dale Sherratt	13,779,899,981.473	318,227,173.359
Laurie J. Thomsen	13,797,678,786.081	300,448,368.750
Robert W. Uek	13,798,504,506.307	299,622,648.525

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

42

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Core Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/10

CGF-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.7%
Google, Inc., “A”	3.2%
Cisco Systems, Inc.	2.8%
Oracle Corp.	2.5%
Abbott Laboratories	1.9%
Danaher Corp.	1.6%
Procter & Gamble Co.	1.6%
Target Corp.	1.6%
Philip Morris International, Inc.	1.6%
Adobe Systems, Inc.	1.6%

Equity sectors
Technology	24.0%
Health Care	16.1%
Consumer Staples	9.3%
Retailing	8.9%
Leisure	7.8%
Financial Services	7.5%
Industrial Goods & Services	6.8%
Special Products & Services	4.2%
Energy	3.9%
Basic Materials	3.2%
Transportation	1.7%
Utilities & Communications	1.6%
Autos & Housing	0.4%

Percentages are based on net assets as of 2/28/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever - broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. This changing dynamic caused asset valuations to move broadly sideways during the latter part of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2009 through February 28, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/09	Ending Account Value 2/28/10	Expenses Paid During Period (p) 9/01/09-2/28/10
A	Actual	1.23%	$1,000.00	$1,089.15	$6.37
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16
B	Actual	1.98%	$1,000.00	$1,086.00	$10.24
	Hypothetical (h)	1.98%	$1,000.00	$1,014.98	$9.89
C	Actual	1.98%	$1,000.00	$1,086.00	$10.24
	Hypothetical (h)	1.98%	$1,000.00	$1,014.98	$9.89
I	Actual	0.98%	$1,000.00	$1,090.76	$5.08
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
W	Actual	1.07%	$1,000.00	$1,091.01	$5.55
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36
R1	Actual	1.98%	$1,000.00	$1,085.50	$10.24
	Hypothetical (h)	1.98%	$1,000.00	$1,014.98	$9.89
R2	Actual	1.47%	$1,000.00	$1,087.64	$7.61
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R3	Actual	1.23%	$1,000.00	$1,089.37	$6.37
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16
R4	Actual	0.98%	$1,000.00	$1,091.01	$5.08
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.4%
Issuer	Shares/Par	Value ($)

Aerospace - 3.2%
Goodrich Corp.	194,200	$12,745,346
Honeywell International, Inc.	134,300	5,393,488
Precision Castparts Corp.	113,600	12,808,400
United Technologies Corp.	271,830	18,661,129

		$49,608,363
Alcoholic Beverages - 0.7%
Heineken N.V.	211,600	$10,392,675

Apparel Manufacturers - 1.1%
NIKE, Inc., “B”	245,870	$16,620,812

Biotechnology - 3.4%
Amgen, Inc. (a)	211,600	$11,978,676
Celgene Corp. (a)	160,640	9,561,293
Genzyme Corp. (a)	232,540	13,301,288
Gilead Sciences, Inc. (a)	382,060	18,189,877

		$53,031,134
Broadcasting - 1.3%
Discovery Communications, Inc., “A” (a)	147,700	$4,600,855
Walt Disney Co.	497,130	15,530,341

		$20,131,196
Brokerage & Asset Managers - 2.7%
Charles Schwab Corp.	523,370	$9,582,905
CME Group, Inc.	75,853	22,884,092
Franklin Resources, Inc.	89,000	9,053,080

		$41,520,077
Business Services - 3.4%
Accenture Ltd., “A”	323,400	$12,926,298
Cognizant Technology Solutions Corp., “A” (a)	202,900	9,765,577
Fidelity National Information Services, Inc.	33,900	764,106
MasterCard, Inc., “A”	72,470	16,260,094
Visa, Inc., “A”	160,780	13,711,318

		$53,427,393

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 1.6%
DIRECTV Group, Inc., “A” (a)	414,900	$14,044,365
Time Warner Cable, Inc.	217,900	10,173,751

		$24,218,116
Chemicals - 1.9%
3M Co.	151,410	$12,135,512
Agrium, Inc.	23,400	1,515,150
Monsanto Co.	217,140	15,340,941

		$28,991,603
Computer Software - 6.7%
Adobe Systems, Inc. (a)	700,650	$24,277,523
Autodesk, Inc. (a)	59,700	1,664,436
Intuit, Inc. (a)	120,200	3,889,672
Microsoft Corp.	836,830	23,983,548
Oracle Corp.	1,590,416	39,203,754
VeriSign, Inc. (a)	455,800	11,358,536

		$104,377,469
Computer Software - Systems - 7.8%
Apple, Inc. (a)	278,540	$56,994,855
Dell, Inc. (a)	271,800	3,595,914
EMC Corp. (a)	1,352,350	23,652,601
Hewlett-Packard Co.	474,940	24,122,203
International Business Machines Corp.	92,050	11,705,078

		$120,070,651
Construction - 0.4%
Sherwin-Williams Co.	95,300	$6,040,114

Consumer Products - 3.6%
Avon Products, Inc.	325,700	$9,914,308
Church & Dwight Co., Inc.	127,900	8,592,322
Colgate-Palmolive Co.	152,150	12,619,321
Procter & Gamble Co.	387,100	24,495,688

		$55,621,639
Consumer Services - 0.8%
DeVry, Inc.	124,200	$7,843,230
Priceline.com, Inc. (a)	22,630	5,131,579

		$12,974,809

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 2.9%
Cooper Industries PLC	140,800	$6,386,688
Danaher Corp.	337,510	24,965,615
Rockwell Automation, Inc.	72,700	3,932,343
Tyco Electronics Ltd.	390,270	10,002,620

		$45,287,266
Electronics - 2.2%
Broadcom Corp., “A”	253,800	$7,949,016
Intel Corp.	926,660	19,024,330
Linear Technology Corp.	56,400	1,532,388
Samsung Electronics Co. Ltd.	9,170	5,881,955

		$34,387,689
Energy - Independent - 2.0%
Anadarko Petroleum Corp.	150,700	$10,568,591
Noble Energy, Inc.	76,200	5,535,168
Occidental Petroleum Corp.	85,800	6,851,130
Southwestern Energy Co. (a)	179,800	7,650,490

		$30,605,379
Engineering - Construction - 0.1%
Fluor Corp.	50,000	$2,140,000

Entertainment - 0.7%
DreamWorks Animation, Inc., “A” (a)	247,490	$10,755,915

Food & Beverages - 3.4%
Coca-Cola Co.	203,640	$10,735,901
Dr Pepper Snapple Group, Inc.	80,900	2,568,575
Mead Johnson Nutrition Co., “A”	152,400	7,208,520
Nestle S.A.	204,555	10,177,766
PepsiCo, Inc.	347,360	21,699,579

		$52,390,341
Food & Drug Stores - 1.2%
Walgreen Co.	536,800	$18,916,832

Gaming & Lodging - 2.0%
Carnival Corp.	133,900	$4,815,044
International Game Technology	484,930	8,510,522
Las Vegas Sands Corp. (a)	450,500	7,491,815
Royal Caribbean Cruises Ltd. (a)	345,500	9,767,285

		$30,584,666

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 3.1%
Kohl’s Corp. (a)	71,400	$3,842,748
Target Corp.	474,740	24,458,605
Wal-Mart Stores, Inc.	371,010	20,060,511

		$48,361,864
Insurance - 1.3%
Aflac, Inc.	256,590	$12,688,375
Verisk Analytics, Inc., “A” (a)	244,910	6,930,953

		$19,619,328
Internet - 3.4%
Baidu, Inc., ADR (a)	5,500	$2,852,740
Google, Inc., “A” (a)	94,525	49,795,770

		$52,648,510
Leisure & Toys - 0.3%
Hasbro, Inc.	128,300	$4,590,574

Machinery & Tools - 0.6%
Bucyrus International, Inc.	129,400	$8,095,264
Cummins, Inc.	27,600	1,567,128

		$9,662,392
Major Banks - 3.2%
Bank of America Corp.	538,600	$8,973,076
Bank of New York Mellon Corp.	434,100	12,380,532
Goldman Sachs Group, Inc.	29,290	4,579,491
JPMorgan Chase & Co.	273,340	11,472,080
Morgan Stanley	141,100	3,976,198
State Street Corp.	183,378	8,235,506

		$49,616,883
Medical & Health Technology & Services - 3.0%
Express Scripts, Inc. (a)	149,690	$14,371,737
Lincare Holdings, Inc. (a)	209,700	8,421,552
Medco Health Solutions, Inc. (a)	221,050	13,979,202
Patterson Cos., Inc. (a)	325,400	9,657,872

		$46,430,363
Medical Equipment - 5.1%
Baxter International, Inc.	375,710	$21,389,170
Covidien PLC	311,700	15,310,704
Hologic, Inc. (a)	91,300	1,574,925

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Medtronic, Inc.	355,260	$15,418,284
St. Jude Medical, Inc. (a)	260,920	9,972,362
Thermo Fisher Scientific, Inc. (a)	306,330	14,939,714

		$78,605,159
Network & Telecom - 3.9%
Cisco Systems, Inc. (a)	1,793,440	$43,634,395
Juniper Networks, Inc. (a)	313,300	8,766,134
QUALCOMM, Inc.	228,640	8,388,802

		$60,789,331
Oil Services - 1.9%
Halliburton Co.	231,800	$6,988,770
Schlumberger Ltd.	355,800	21,739,380

		$28,728,150
Other Banks & Diversified Financials - 0.3%
American Express Co.	139,500	$5,327,505

Pharmaceuticals - 4.6%
Abbott Laboratories	528,460	$28,684,809
Allergan, Inc.	221,720	12,955,100
Inverness Medical Innovations, Inc. (a)	128,200	5,002,364
Johnson & Johnson	72,800	4,586,400
Shire PLC, ADR	127,400	8,219,848
Teva Pharmaceutical Industries Ltd., ADR	198,310	11,900,583

		$71,349,104
Precious Metals & Minerals - 0.5%
Teck Resources Ltd., “B” (a)	191,700	$7,081,398

Printing & Publishing - 0.8%
McGraw-Hill Cos., Inc.	290,400	$9,931,680
Moody’s Corp.	82,400	2,193,488

		$12,125,168
Railroad & Shipping - 0.9%
Union Pacific Corp.	210,190	$14,160,500

Restaurants - 1.1%
McDonald’s Corp.	265,540	$16,954,729
Starbucks Corp. (a)	34,900	799,559

		$17,754,288

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 0.8%
Praxair, Inc.	167,560	$12,590,458

Specialty Stores - 3.5%
Amazon.com, Inc. (a)	104,390	$12,359,776
Limited Brands, Inc.	448,000	9,905,280
Lowe’s Cos., Inc.	201,700	4,782,307
Staples, Inc.	657,710	16,942,610
TJX Cos., Inc.	226,880	9,445,014

		$53,434,987
Telephone Services - 1.6%
American Tower Corp., “A” (a)	536,990	$22,907,993
Virgin Media, Inc.	106,800	1,730,160

		$24,638,153
Tobacco - 1.6%
Philip Morris International, Inc.	499,320	$24,456,694

Trucking - 0.8%
FedEx Corp.	47,000	$3,983,720
J.B. Hunt Transport Services, Inc.	72,700	2,579,396
United Parcel Service, Inc., “B”	89,900	5,280,726

		$11,843,842
Total Common Stocks (Identified Cost, $1,456,239,156)		$1,475,908,790

Money Market Funds (v) - 4.4%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value	68,164,064	$68,164,064
Total Investments (Identified Cost, $1,524,403,220)		$1,544,072,854

Other Assets, Less Liabilities - 0.2%		3,519,198
Net Assets - 100.0%		$1,547,592,052

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,456,239,156)	$1,475,908,790
Underlying funds, at cost and value	68,164,064
Total investments, at value (identified cost, $1,524,403,220)	$1,544,072,854
Receivables for
Investments sold	46,291,516
Fund shares sold	992,227
Interest and dividends	1,913,929
Other assets	18,708
Total assets	$1,593,289,234
Liabilities
Payable to custodian	$40
Payables for
Investments purchased	43,815,367
Fund shares reacquired	944,967
Payable to affiliates
Investment adviser	121,042
Shareholder servicing costs	592,126
Distribution and service fees	34,506
Administrative services fee	2,650
Payable for independent Trustees’ compensation	81,243
Accrued expenses and other liabilities	105,241
Total liabilities	$45,697,182
Net assets	$1,547,592,052
Net assets consist of
Paid-in capital	$2,316,259,432
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	19,669,687
Accumulated net realized gain (loss) on investments and foreign currency transactions	(787,519,124)
Accumulated distributions in excess of net investment income	(817,943)
Net assets	$1,547,592,052
Shares of beneficial interest outstanding	100,052,560

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$583,122,422	38,059,406	$15.32
Class B	85,676,785	6,005,116	14.27
Class C	64,945,039	4,552,390	14.27
Class I	732,014,416	46,073,868	15.89
Class W	1,836,886	118,975	15.44
Class R1	2,425,779	170,567	14.22
Class R2	28,891,390	1,924,299	15.01
Class R3	7,162,482	468,356	15.29
Class R4	41,516,853	2,679,583	15.49

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.25 [100 / 94.25 x $15.32]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$8,572,711
Interest	124,720
Dividends from underlying funds	37,999
Foreign taxes withheld	(44,722)
Total investment income	$8,690,708
Expenses
Management fee	$5,708,142
Distribution and service fees	1,608,118
Shareholder servicing costs	1,655,355
Administrative services fee	123,801
Independent Trustees’ compensation	26,447
Custodian fee	89,770
Shareholder communications	55,735
Auditing fees	23,373
Legal fees	21,314
Miscellaneous	126,028
Total expenses	$9,438,083
Fees paid indirectly	(25)
Reduction of expenses by investment adviser	(3,215)
Net expenses	$9,434,843
Net investment loss	$(744,135)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$153,806,023
Foreign currency transactions	315
Net realized gain (loss) on investments and foreign currency transactions	$153,806,338
Change in unrealized appreciation (depreciation)
Investments	$(11,519,679)
Translation of assets and liabilities in foreign currencies	8,507
Net unrealized gain (loss) on investments and foreign currency translation	$(11,511,172)
Net realized and unrealized gain (loss) on investments and foreign currency	$142,295,166
Change in net assets from operations	$141,551,031

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/10 (unaudited)	Year ended 8/31/09
From operations
Net investment income (loss)	$(744,135)	$2,239,651
Net realized gain (loss) on investments and foreign currency transactions	153,806,338	(533,053,534)
Net unrealized gain (loss) on investments and foreign currency translation	(11,511,172)	68,069,613
Change in net assets from operations	$141,551,031	$(462,744,270)
Distributions declared to shareholders
From net investment income	$(2,470,370)	$(608,615)
Change in net assets from fund share transactions	$(184,631,306)	$(15,231,777)
Total change in net assets	$(45,550,645)	$(478,584,662)
Net assets
At beginning of period	1,593,142,697	2,071,727,359
At end of period (including accumulated distributions in excess of net investment income of $817,943 and undistributed net investment income of $2,396,562)	$1,547,592,052	$1,593,142,697

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.07		$18.15	$20.35	$17.70	$16.82	$14.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.01	$(0.01)	$(0.02)	$(0.05)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.26		(4.09)	(0.31)	3.01	0.93	2.12
Total from investment operations	$1.25		$(4.08)	$(0.32)	$2.99	$0.88	$2.11
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.88)	(0.34)	—	—
Total distributions declared to shareholders	$(0.00	)(w)	$—	$(1.88)	$(0.34)	$—	$—
Net asset value, end of period	$15.32		$14.07	$18.15	$20.35	$17.70	$16.82
Total return (%) (r)(s)(t)	8.92	(n)	(22.48)	(2.16)	17.07	5.23	14.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.33	1.29	1.33	1.44	1.38
Expenses after expense reductions (f)	1.23	(a)	1.25	1.25	1.25	1.34	1.28
Net investment income (loss)	(0.14	)(a)	0.08	(0.03)	(0.11)	(0.31)	(0.08)
Portfolio turnover	120		589	301	329	245	184
Net assets at end of period (000 omitted)	$583,122		$553,626	$787,300	$935,865	$504,761	$632,209

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.14		$17.08	$19.38	$16.98	$16.24	$14.30
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.08)	$(0.13)	$(0.14)	$(0.16)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	1.19		(3.86)	(0.29)	2.88	0.90	2.05
Total from investment operations	$1.13		$(3.94)	$(0.42)	$2.74	$0.74	$1.94
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(1.88)	$(0.34)	$—	$—
Net asset value, end of period	$14.27		$13.14	$17.08	$19.38	$16.98	$16.24
Total return (%) (r)(s)(t)	8.60	(n)	(23.07)	(2.81)	16.31	4.56	13.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	2.04	1.94	1.98	2.09	2.03
Expenses after expense reductions (f)	1.98	(a)	1.94	1.90	1.90	1.99	1.93
Net investment loss	(0.90	)(a)	(0.61)	(0.67)	(0.77)	(0.96)	(0.73)
Portfolio turnover	120		589	301	329	245	184
Net assets at end of period (000 omitted)	$85,677		$97,066	$192,755	$303,614	$162,868	$201,513

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.14		$17.08	$19.38	$16.98	$16.23	$14.30
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.08)	$(0.13)	$(0.14)	$(0.16)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	1.19		(3.86)	(0.29)	2.88	0.91	2.04
Total from investment operations	$1.13		$(3.94)	$(0.42)	$2.74	$0.75	$1.93
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(1.88)	$(0.34)	$—	$—
Net asset value, end of period	$14.27		$13.14	$17.08	$19.38	$16.98	$16.23
Total return (%) (r)(s)(t)	8.60	(n)	(23.07)	(2.81)	16.31	4.62	13.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	2.03	1.95	1.98	2.09	2.03
Expenses after expense reductions (f)	1.98	(a)	1.94	1.90	1.90	1.99	1.93
Net investment loss	(0.89	)(a)	(0.62)	(0.67)	(0.76)	(0.96)	(0.69)
Portfolio turnover	120		589	301	329	245	184
Net assets at end of period (000 omitted)	$64,945		$64,950	$89,252	$108,950	$58,523	$82,182

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class I			2009	2008	2007	2006		2005

Net asset value, beginning of period	$14.61		$18.81	$20.96	$18.15	$17.18		$14.98
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.05	$0.07	$0.01	$0.00	(w)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.32		(4.24)	(0.34)	3.14	0.97		2.15
Total from investment operations	$1.33		$(4.19)	$(0.27)	$3.15	$0.97		$2.20
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.01)	$—	$—	$—		$—
From net realized gain on investments	—		—	(1.88)	(0.34)	—		—
Total distributions declared to shareholders	$(0.05)		$(0.01)	$(1.88)	$(0.34)	$—		$—
Net asset value, end of period	$15.89		$14.61	$18.81	$20.96	$18.15		$17.18
Total return (%) (r)(s)	9.08	(n)	(22.26)	(1.84)	17.53	5.65		14.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.03	0.95	0.93	1.06		1.02
Expenses after expense reductions (f)	0.98	(a)	0.95	0.90	0.89	0.96		0.92
Net investment income	0.11	(a)	0.39	0.32	0.06	0.03		0.32
Portfolio turnover	120		589	301	329	245		184
Net assets at end of period (000 omitted)	$732,014		$810,495	$962,434	$1,010,075	$34,998		$3,816

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class W			2009	2008	2007	2006 (i)

Net asset value, beginning of period	$14.19		$18.27	$20.43	$17.72	$18.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.01	$0.04	$0.05	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.29		(4.09)	(0.32)	3.00	(0.63	)(g)
Total from investment operations	$1.29		$(4.08)	$(0.28)	$3.05	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—	$—	$—
From net realized gain on investments	—		—	(1.88)	(0.34)	—
Total distributions declared to shareholders	$(0.04)		$—	$(1.88)	$(0.34)	$—
Net asset value, end of period	$15.44		$14.19	$18.27	$20.43	$17.72
Total return (%) (r)(s)	9.10	(n)	(22.33)	(1.95)	17.39	(3.43	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.06	1.05	1.07	1.18	(a)
Expenses after expense reductions (f)	1.07	(a)	1.03	1.00	0.99	1.08	(a)
Net investment income (loss)	(0.05	)(a)	0.07	0.23	0.27	(0.03	)(a)
Portfolio turnover	120		589	301	329	245
Net assets at end of period (000 omitted)	$1,837		$5,331	$343	$373	$97
See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$13.10		$17.03	$19.33	$16.95	$16.23	$15.35
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.08)	$(0.14)	$(0.15)	$(0.17)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.18		(3.85)	(0.28)	2.87	0.89	0.96	(g)
Total from investment operations	$1.12		$(3.93)	$(0.42)	$2.72	$0.72	$0.88
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(1.88)	$(0.34)	$—	$—
Net asset value, end of period	$14.22		$13.10	$17.03	$19.33	$16.95	$16.23
Total return (%) (r)(s)	8.55	(n)	(23.08)	(2.82)	16.22	4.44	5.73	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	2.03	2.00	2.12	2.28	2.35	(a)
Expenses after expense reductions (f)	1.98	(a)	1.94	1.95	2.00	2.09	2.25	(a)
Net investment loss	(0.89	)(a)	(0.62)	(0.74)	(0.89)	(1.07)	(1.21	)(a)
Portfolio turnover	120		589	301	329	245	184
Net assets at end of period (000 omitted)	$2,426		$2,356	$2,552	$1,517	$506	$80

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.81		$17.85	$20.08	$17.52	$16.70	$14.67
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.02)	$(0.05)	$(0.07)	$(0.11)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		(4.02)	(0.30)	2.97	0.93	2.09
Total from investment operations	$1.21		$(4.04)	$(0.35)	$2.90	$0.82	$2.03
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.88)	(0.34)	—	—
Total distributions declared to shareholders	$(0.01)		$—	$(1.88)	$(0.34)	$—	$—
Net asset value, end of period	$15.01		$13.81	$17.85	$20.08	$17.52	$16.70
Total return (%) (r)(s)	8.76	(n)	(22.63)	(2.34)	16.73	4.91	13.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.52	1.49	1.67	1.85	1.82
Expenses after expense reductions (f)	1.47	(a)	1.44	1.44	1.54	1.65	1.72
Net investment loss	(0.38	)(a)	(0.14)	(0.24)	(0.37)	(0.60)	(0.48)
Portfolio turnover	120		589	301	329	245	184
Net assets at end of period (000 omitted)	$28,891		$17,546	$13,471	$5,728	$1,804	$774

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$14.06		$18.13	$20.33	$17.69	$16.81	$15.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.01	$0.00 (w)	$(0.03)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.27		(4.08)	(0.32)	3.01	0.94	0.99	(g)
Total from investment operations	$1.26		$(4.07)	$(0.32)	$2.98	$0.88	$0.96
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.88)	(0.34)	—	—
Total distributions declared to shareholders	$(0.03)		$—	$(1.88)	$(0.34)	$—	$—
Net asset value, end of period	$15.29		$14.06	$18.13	$20.33	$17.69	$16.81
Total return (%) (r)(s)	8.94	(n)	(22.45)	(2.16)	17.02	5.23	6.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.26	1.25	1.37	1.48	1.56	(a)
Expenses after expense reductions (f)	1.23	(a)	1.20	1.20	1.29	1.38	1.46	(a)
Net investment income (loss)	(0.14	)(a)	0.09	0.02	(0.18)	(0.36)	(0.41	)(a)
Portfolio turnover	120		589	301	329	245	184
Net assets at end of period (000 omitted)	$7,162		$5,116	$2,848	$1,641	$286	$53

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$14.24		$18.33	$20.47	$17.76	$16.83	$15.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.05	$0.06	$0.04	$(0.01)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.29		(4.14)	(0.32)	3.01	0.94	0.99	(g)
Total from investment operations	$1.30		$(4.09)	$(0.26)	$3.05	$0.93	$0.98
Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.88)	(0.34)	—	—
Total distributions declared to shareholders	$(0.05)		$—	$(1.88)	$(0.34)	$—	$—
Net asset value, end of period	$15.49		$14.24	$18.33	$20.47	$17.76	$16.83
Total return (%) (r)(s)	9.10	(n)	(22.31)	(1.84)	17.35	5.53	6.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.01	0.98	1.08	1.19	1.26	(a)
Expenses after expense reductions (f)	0.98	(a)	0.96	0.94	0.99	1.09	1.16	(a)
Net investment income (loss)	0.11	(a)	0.35	0.29	0.21	(0.06)	(0.11	)(a)
Portfolio turnover	120		589	301	329	245	184
Net assets at end of period (000 omitted)	$41,517		$36,655	$20,773	$41,102	$56	$53

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) and May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Core Growth Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

24

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

25

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,475,908,790	$—	$—	$1,475,908,790
Mutual Funds	68,164,064	—	—	$68,164,064
Total Investments	$1,544,072,854	$—	$—	$1,544,072,854

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

26

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended February 28, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All

27

Notes to Financial Statements (unaudited) – continued

premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

28

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/09
Ordinary income (including any short-term capital gains)	$608,615

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/10
Cost of investments	$1,608,854,640
Gross appreciation	63,147,853
Gross depreciation	(127,929,639)
Net unrealized appreciation (depreciation)	$(64,781,786)

As of 8/31/09
Undistributed ordinary income	2,468,528
Capital loss carryforwards	(550,230,537)
Post-October capital loss deferral	(317,586,685)
Other temporary differences	(4,402,592)
Net unrealized appreciation (depreciation)	(37,996,755)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/10	$(325,450,819)
8/31/11	(30,032,975)
8/31/17	(194,746,743)
$(550,230,537)

The availability of a portion of the capital loss carryforwards of the fund and the capital loss carryforwards that the fund acquired on June 22, 2007 in connection with the MFS Strategic Growth Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

29

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/10	Year ended 8/31/09
Class A	$170,398	$—
Class I	2,137,824	608,615
Class W	13,122	—
Class R2	16,313	—
Class R3	11,570	—
Class R4	121,143	—
Total	$2,470,370	$608,615

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

The management fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.26%	2.01%	2.01%	1.01%	1.11%	2.01%	1.51%	1.26%	1.01%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2010. For the six months ended February 28, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,689 for the six months ended February 28, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

30

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$727,514
Class B	0.75%	0.25%	1.00%	1.00%	468,523
Class C	0.75%	0.25%	1.00%	1.00%	332,473
Class W	0.10%	—	0.10%	0.10%	2,201
Class R1	0.75%	0.25%	1.00%	1.00%	11,963
Class R2	0.25%	0.25%	0.50%	0.50%	57,336
Class R3	—	0.25%	0.25%	0.25%	8,108
Total Distribution and Service Fees					$1,608,118

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2010 based on each class’ average daily net assets.

Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2010, were as follows:

Amount
Class A	$2,512
Class B	44,830
Class C	2,936

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2010, the fee was $574,876, which equated to 0.0717% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be

31

Notes to Financial Statements (unaudited) – continued

paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $673,808.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2010, these costs for the fund amounted to $406,671 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $310 and the

32

Notes to Financial Statements (unaudited) – continued

Retirement Deferral plan resulted in an expense of $5,403. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $76,086 at February 28, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10,177 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,215, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,852,941,412 and $2,047,674,995, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,678,172	$40,558,685	10,705,331	$134,898,932
Class B	219,942	3,105,243	769,827	9,333,574
Class C	185,146	2,601,770	1,154,118	13,746,901
Class I	2,703,282	41,859,221	22,062,123	285,103,240
Class W	252,780	3,760,275	401,398	5,248,875
Class R1	17,462	245,994	60,493	725,327
Class R2	852,305	12,584,335	768,015	9,682,090
Class R3	150,488	2,260,501	261,432	3,128,788
Class R4	275,399	4,203,987	1,765,443	21,316,135
	7,334,976	$111,180,011	37,948,180	$483,183,862

Shares issued to shareholders in reinvestment of distributions
Class A	10,171	$155,622	—	$—
Class B	—	—	—	—
Class C	—	—	—	—
Class I	118,243	1,875,331	43,893	556,562
Class W	851	13,122	—	—
Class R1	—	—	—	—
Class R2	987	14,801	—	—
Class R3	758	11,570	—	—
Class R4	7,831	121,143	—	—
	138,841	$2,191,589	43,893	$556,562

Shares reacquired
Class A	(3,989,665)	$(60,161,649)	(14,718,650)	$(195,792,193)
Class B	(1,600,223)	(22,779,980)	(4,669,245)	(56,616,643)
Class C	(574,800)	(8,118,858)	(1,437,761)	(17,545,782)
Class I	(12,240,851)	(192,526,568)	(17,782,303)	(219,933,966)
Class W	(510,413)	(7,651,609)	(44,426)	(562,577)
Class R1	(26,715)	(376,578)	(30,560)	(365,665)
Class R2	(199,945)	(2,969,307)	(251,745)	(3,208,016)
Class R3	(46,796)	(713,886)	(54,562)	(718,120)
Class R4	(176,955)	(2,704,471)	(325,553)	(4,229,239)
	(19,366,363)	$(298,002,906)	(39,314,805)	$(498,972,201)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Net change
Class A	(1,301,322)	$(19,447,342)	(4,013,319)	$(60,893,261)
Class B	(1,380,281)	(19,674,737)	(3,899,418)	(47,283,069)
Class C	(389,654)	(5,517,088)	(283,643)	(3,798,881)
Class I	(9,419,326)	(148,792,016)	4,323,713	65,725,836
Class W	(256,782)	(3,878,212)	356,972	4,686,298
Class R1	(9,253)	(130,584)	29,933	359,662
Class R2	653,347	9,629,829	516,270	6,474,074
Class R3	104,450	1,558,185	206,870	2,410,668
Class R4	106,275	1,620,659	1,439,890	17,086,896
	(11,892,546)	$(184,631,306)	(1,322,732)	$(15,231,777)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 16%, 11%, 8%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2010, the fund’s commitment fee and interest expense were $13,708 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	76,236,576	420,786,783	(428,859,295)	68,164,064

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$37,999	$68,164,064

36

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust I, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	13,799,428,259.131	298,698,895.701
Lawrence H. Cohn	13,775,964,000.646	322,163,154.185
Maureen R. Goldfarb	13,797,667,920.487	300,459,234.345
David H. Gunning	13,795,139,579.854	302,987,574.978
William R. Gutow	13,798,125,706.624	300,001,448.207
Michael Hegarty	13,780,926,681.791	317,200,473.041
John P. Kavanaugh	13,799,879,923.291	298,247,231.541
Robert J. Manning	13,802,393,104.041	295,734,050.791
Robert C. Pozen	13,802,480,679.754	295,646,475.078
J. Dale Sherratt	13,779,899,981.473	318,227,173.359
Laurie J. Thomsen	13,797,678,786.081	300,448,368.750
Robert W. Uek	13,798,504,506.307	299,622,648.525

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

38

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® New Discovery Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/10

NDF-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lincare Holdings, Inc.	1.8%
Hittite Microwave Corp.	1.8%
CoStar Group, Inc.	1.6%
Gen-Probe, Inc.	1.6%
NetLogic Microsystems, Inc.	1.6%
Silicon Laboratories, Inc.	1.5%
Bucyrus International, Inc.	1.5%
Constant Contact, Inc.	1.5%
MICROS Systems, Inc.	1.4%
Verisk Analytics, Inc., “A”	1.4%

Equity sectors
Health Care	25.9%
Technology	23.2%
Special Products & Services	10.3%
Financial Services	8.7%
Industrial Goods & Services	7.0%
Leisure	6.2%
Retailing	4.5%
Basic Materials	3.9%
Energy	3.5%
Consumer Staples	3.0%
Utilities & Communications	2.0%
Transportation	1.3%

Percentages are based on net assets as of 2/28/10.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. This changing dynamic caused asset valuations to move broadly sideways during the latter part of the period.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2009 through February 28, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/09	Ending Account Value 2/28/10	Expenses Paid During Period (p) 9/01/09-2/28/10
A	Actual	1.42%	$1,000.00	$1,155.36	$7.59
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
B	Actual	2.17%	$1,000.00	$1,150.40	$11.57
	Hypothetical (h)	2.17%	$1,000.00	$1,014.03	$10.84
C	Actual	2.17%	$1,000.00	$1,150.20	$11.57
	Hypothetical (h)	2.17%	$1,000.00	$1,014.03	$10.84
I	Actual	1.17%	$1,000.00	$1,156.12	$6.25
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
R1	Actual	2.17%	$1,000.00	$1,150.99	$11.57
	Hypothetical (h)	2.17%	$1,000.00	$1,014.03	$10.84
R2	Actual	1.67%	$1,000.00	$1,153.07	$8.92
	Hypothetical (h)	1.67%	$1,000.00	$1,016.51	$8.35
R3	Actual	1.42%	$1,000.00	$1,154.75	$7.59
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
R4	Actual	1.17%	$1,000.00	$1,156.52	$6.26
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
529A	Actual	1.52%	$1,000.00	$1,154.67	$8.12
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60
529B	Actual	2.27%	$1,000.00	$1,150.13	$12.10
	Hypothetical (h)	2.27%	$1,000.00	$1,013.54	$11.33
529C	Actual	2.27%	$1,000.00	$1,150.03	$12.10
	Hypothetical (h)	2.27%	$1,000.00	$1,013.54	$11.33

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/28/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.5%
Issuer	Shares/Par	Value ($)

Aerospace - 0.8%
HEICO Corp.	77,090	$3,673,339
HEICO Corp., “A”	50,300	1,866,130

		$5,539,469
Apparel Manufacturers - 0.4%
Stella International Holdings	1,215,000	$2,507,591

Biotechnology - 2.2%
Gen-Probe, Inc. (a)	238,670	$10,759,244
Human Genome Sciences, Inc. (a)	170,770	4,807,176

		$15,566,420
Brokerage & Asset Managers - 0.8%
Penson Worldwide, Inc. (a)	517,350	$4,868,264
Thomas Weisel Partners Group (a)	170,378	686,623

		$5,554,887
Business Services - 5.7%
Concur Technologies, Inc. (a)	177,030	$6,964,360
Constant Contact, Inc. (a)(l)	537,560	10,036,245
CoStar Group, Inc. (a)	287,010	11,293,844
IFM Investments Ltd., ADR (a)	176,440	1,235,080
Redecard S.A.	237,300	3,453,499
Ultimate Software Group, Inc. (a)	198,150	6,126,798

		$39,109,826
Chemicals - 1.0%
Intrepid Potash, Inc. (a)	248,120	$6,828,262

Computer Software - 5.6%
Akamai Technologies, Inc. (a)	65,670	$1,727,121
Ariba, Inc. (a)	350,090	4,204,581
Autonomy Corp. PLC (a)	287,110	6,698,113
Blackboard, Inc. (a)	182,400	7,128,192
Nuance Communications, Inc. (a)	385,589	5,548,626
Salesforce.com, Inc. (a)	52,090	3,539,516
SolarWinds, Inc. (a)	219,630	4,131,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
SuccessFactors, Inc. (a)	335,560	$6,076,992

		$39,054,381
Computer Software - Systems - 2.9%
Compellent Technologies, Inc. (a)	334,040	$5,187,641
MICROS Systems, Inc. (a)	332,140	9,977,486
PROS Holdings, Inc. (a)	535,200	4,661,592

		$19,826,719
Consumer Products - 1.7%
Colgate-Palmolive (India) Ltd.	232,759	$3,474,599
Dabur India Ltd.	621,690	2,282,204
Hengan International Group Co. Ltd.	355,500	2,443,386
Natura Cosmeticos S.A.	185,010	3,409,143

		$11,609,332
Consumer Services - 3.9%
Anhanguera Educacional Participacoes S.A., IEU (a)	410,000	$6,003,154
Archipelago Learning, Inc. (a)	168,140	3,055,104
Capella Education Co. (a)	81,380	6,760,237
Ctrip.com International Ltd., ADR (a)	117,570	4,494,701
Strayer Education, Inc. (l)	28,330	6,426,094

		$26,739,290
Electrical Equipment - 0.5%
Houston Wire & Cable Co.	271,310	$3,328,974

Electronics - 7.5%
ARM Holdings PLC	1,592,480	$4,948,697
CEVA, Inc. (a)	263,200	3,076,808
Hittite Microwave Corp. (a)	292,110	12,192,671
NetLogic Microsystems, Inc. (a)	198,140	10,737,207
PMC-Sierra, Inc. (a)	611,920	5,078,936
Silicon Laboratories, Inc. (a)	233,390	10,605,242
Tessera Technologies, Inc. (a)	278,450	5,000,962

		$51,640,523
Energy - Independent - 2.1%
Cobalt International Energy, Inc. (a)	506,920	$6,255,393
EXCO Resources, Inc.	420,050	7,943,146

		$14,198,539

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 1.3%
North American Energy Partners, Inc. (a)	885,165	$9,019,831

Food & Beverages - 1.3%
Mead Johnson Nutrition Co., “A”	192,740	$9,116,602

Gaming & Lodging - 2.2%
International Game Technology	337,400	$5,921,370
WMS Industries, Inc. (a)	240,370	9,117,234

		$15,038,604
Health Maintenance Organizations - 0.6%
OdontoPrev S.A.	108,400	$3,979,335

Insurance - 1.4%
Verisk Analytics, Inc., “A” (a)	350,070	$9,906,981

Internet - 3.9%
Art Technology Group, Inc. (a)	421,900	$1,674,943
Baidu, Inc., ADR (a)	7,730	4,009,396
GSI Commerce, Inc. (a)	174,160	4,348,775
LogMeIn, Inc. (a)	98,770	1,852,925
Rackspace Hosting, Inc. (a)	246,310	4,884,327
TechTarget, Inc. (a)	917,030	4,796,067
Vocus, Inc. (a)	400,150	5,694,135

		$27,260,568
Machinery & Tools - 4.4%
Bucyrus International, Inc.	166,120	$10,392,467
Duoyuan Global Water, Inc., ADR (a)	88,050	2,217,099
Jain Irrigation Systems Ltd.	230,049	4,151,410
Kennametal, Inc.	129,360	3,369,828
Ritchie Bros. Auctioneers, Inc. (l)	257,790	5,405,856
RTI International Metals, Inc. (a)	207,450	4,985,024

		$30,521,684
Medical & Health Technology & Services - 11.3%
Allscripts Healthcare Solutions, Inc. (a)	197,470	$3,532,738
athenahealth, Inc. (a)	131,510	4,844,828
Cerner Corp. (a)	42,460	3,522,057
DaVita, Inc. (a)	140,670	8,666,679
Diagnosticos da America S.A.	812,600	6,654,943
Fleury S.A. (a)	361,100	3,994,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
Healthcare Services Group, Inc.	396,100	$8,698,356
IDEXX Laboratories, Inc. (a)	146,910	7,758,317
IPC The Hospitalist Co., Inc. (a)	194,677	6,436,022
Lincare Holdings, Inc. (a)	315,240	12,660,038
MedAssets, Inc. (a)	236,050	5,110,483
MWI Veterinary Supply, Inc. (a)	154,046	6,346,695

		$78,225,506
Medical Equipment - 10.9%
AGA Medical Holdings, Inc. (a)	343,340	$4,600,756
AtriCure, Inc. (a)	91,030	458,791
Conceptus, Inc. (a)	264,760	5,197,239
DexCom, Inc. (a)	815,720	7,374,109
Edwards Lifesciences Corp. (a)	72,910	6,695,325
Heartware International, Inc. (a)	97,660	3,763,816
Masimo Corp. (a)	194,740	5,392,351
Mindray Medical International Ltd., ADR	236,130	9,010,721
NxStage Medical, Inc. (a)	921,861	9,817,820
Orthovita, Inc. (a)	1,160,010	4,454,438
ResMed, Inc. (a)	60,370	3,445,920
Thoratec Corp. (a)	245,710	7,088,734
Volcano Corp. (a)	402,320	8,283,769

		$75,583,789
Metals & Mining - 1.6%
Globe Specialty Metals, Inc. (a)	579,040	$5,940,950
Iluka Resources Ltd. (a)	1,689,780	5,421,485

		$11,362,435
Natural Gas - Pipeline - 0.8%
Aegean Marine Petroleum Network, Inc.	186,270	$5,338,498

Network & Telecom - 3.3%
Ciena Corp. (a)	233,380	$3,346,669
F5 Networks, Inc. (a)	135,010	7,533,558
Fortinet, Inc. (a)	477,610	8,205,340
Riverbed Technology, Inc. (a)	147,220	4,011,745

		$23,097,312
Oil Services - 1.4%
Core Laboratories N.V.	22,760	$2,822,923
Dresser-Rand Group, Inc. (a)	226,760	7,009,152

		$9,832,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 5.7%
Associated Banc-Corp.	306,260	$3,953,817
City National Corp.	86,820	4,334,054
Metro Bancorp, Inc. (a)	239,970	2,908,436
Ocwen Financial Corp. (a)	483,790	5,229,770
PacWest Bancorp	129,620	2,631,286
Signature Bank (a)	147,240	5,481,745
Sterling Bancshares, Inc.	943,150	4,451,668
SVB Financial Group (a)	118,190	5,266,546
TCF Financial Corp.	368,900	5,326,916

		$39,584,238
Pharmaceuticals - 0.9%
Eurand N.V. (a)	295,360	$2,622,797
Genomma Lab Internacional S.A., “B” (a)	1,288,900	3,949,894

		$6,572,691
Precious Metals & Minerals - 0.8%
Stillwater Mining Co. (a)	508,040	$5,766,247

Printing & Publishing - 2.2%
MSCI, Inc., “A” (a)	318,170	$9,538,737
VistaPrint Ltd. (a)	99,870	5,764,496

		$15,303,233
Real Estate - 0.8%
Brasil Brokers Participacoes	439,300	$1,993,338
Chesapeake Lodging Trust (a)	179,280	3,582,014

		$5,575,352
Restaurants - 1.8%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)	352,210	$2,800,070
P.F. Chang’s China Bistro, Inc. (a)	162,040	6,876,978
Peet’s Coffee & Tea, Inc. (a)	81,750	2,972,430

		$12,649,478
Special Products & Services - 0.7%
PICO Holdings, Inc. (a)	138,090	$4,700,584

Specialty Chemicals - 0.5%
Asian Paints Ltd.	81,463	$3,198,004

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 4.1%
Citi Trends, Inc. (a)	195,050	$5,800,787
hhgregg, Inc. (a)	54,268	1,132,573
Monro Muffler Brake, Inc.	97,830	3,410,354
Overstock.com, Inc. (a)	203,800	2,508,778
Rue21, Inc. (a)	133,970	3,850,298
Titan Machinery, Inc. (a)	538,470	6,413,178
Vitacost.Com, Inc. (a)	313,030	3,509,066
Zumiez, Inc. (a)	143,747	2,061,332

		$28,686,366
Telecommunications - Wireless - 1.2%
SBA Communications Corp. (a)	225,130	$7,960,597

Trucking - 1.3%
Atlas Air Worldwide Holdings, Inc. (a)	115,490	$5,206,289
Old Dominion Freight Lines, Inc. (a)	112,470	3,457,328

		$8,663,617
Total Common Stocks (Identified Cost, $581,000,711)		$688,447,840

	Strike Price	First Exercise
Warrants - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $155,725) (a)(z)	$6.57	5/08/07	110,880	$209

Money Market Funds (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value			4,878,237	$4,878,237

Collateral for Securities Loaned - 1.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value			6,822,270	$6,822,270
Total Investments (Identified Cost, $592,856,943)				$700,148,556

Other Assets, Less Liabilities - (1.2)%				(8,410,354)
Net Assets - 100.0%				$691,738,202

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$155,725	$209
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $587,978,706)	$695,270,319
Underlying funds, at cost and value	4,878,237
Total investments, at value, including $6,672,001 of securities on loan (identified cost, $592,856,943)	$700,148,556
Cash	2,350
Receivables for
Investments sold	18,023,824
Fund shares sold	1,436,093
Interest and dividends	171,264
Other assets	7,858
Total assets	$719,789,945
Liabilities
Payables for
Investments purchased	$19,294,199
Fund shares reacquired	1,196,518
Collateral for securities loaned, at value	6,822,270
Payable to affiliates
Investment adviser	60,645
Shareholder servicing costs	273,614
Distribution and service fees	16,817
Administrative services fee	1,247
Program manager fees	25
Payable for independent Trustees’ compensation	10,258
Accrued expenses and other liabilities	376,150
Total liabilities	$28,051,743
Net assets	$691,738,202
Net assets consist of
Paid-in capital	$682,340,075
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $318,755 deferred country tax)	106,971,772
Accumulated net realized gain (loss) on investments and foreign currency transactions	(94,283,544)
Accumulated net investment loss	(3,290,101)
Net assets	$691,738,202
Shares of beneficial interest outstanding	36,625,317

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$312,300,823	16,668,526	$18.74
Class B	29,125,565	1,669,816	17.44
Class C	32,371,117	1,853,639	17.46
Class I	241,620,460	12,356,035	19.55
Class R1	5,247,884	302,012	17.38
Class R2	13,019,661	708,271	18.38
Class R3	4,556,115	243,313	18.73
Class R4	51,237,437	2,698,564	18.99
Class 529A	1,608,983	87,270	18.44
Class 529B	203,563	11,863	17.16
Class 529C	446,594	26,008	17.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $19.88 [100 / 94.25 x $18.74] and $19.56 [100 / 94.25 x $18.44], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$1,072,142
Income on securities loaned	168,872
Dividends from underlying funds	2,878
Foreign taxes withheld	(17,151)
Total investment income	$1,226,741
Expenses
Management fee	$2,904,678
Distribution and service fees	713,085
Program manager fees	1,086
Shareholder servicing costs	880,983
Administrative services fee	52,738
Independent Trustees’ compensation	8,768
Custodian fee	136,884
Shareholder communications	26,331
Auditing fees	23,089
Legal fees	6,528
Miscellaneous	78,100
Total expenses	$4,832,270
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(324,049)
Net expenses	$4,508,214
Net investment loss	$(3,281,473)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $8,457 country tax)	$95,756,294
Foreign currency transactions	(45,440)
Net realized gain (loss) on investments and foreign currency transactions	$95,710,854
Change in unrealized appreciation (depreciation)
Investments (net of $243,647 increase in deferred country tax)	$(733,965)
Translation of assets and liabilities in foreign currencies	(1,263)
Net unrealized gain (loss) on investments and foreign currency translation	$(735,228)
Net realized and unrealized gain (loss) on investments and foreign currency	$94,975,626
Change in net assets from operations	$91,694,153

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/10 (unaudited)	Year ended 8/31/09
From operations
Net investment loss	$(3,281,473)	$(4,048,852)
Net realized gain (loss) on investments and foreign currency transactions	95,710,854	(141,513,340)
Net unrealized gain (loss) on investments and foreign currency translation	(735,228)	142,730,379
Change in net assets from operations	$91,694,153	$(2,831,813)
Change in net assets from fund share transactions	$(4,044,304)	$86,060,960
Total change in net assets	$87,649,849	$83,229,147
Net assets
At beginning of period	604,088,353	520,859,206
At end of period (including accumulated net investment loss of $3,290,101 and $8,628, respectively)	$691,738,202	$604,088,353

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class A			2009		2008	2007	2006	2005

Net asset value, beginning of period	$16.22		$17.96		$20.48	$16.96	$16.85	$13.53
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.13)		$(0.16)	$(0.16)	$(0.20)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	2.61		(1.61	)(g)	(1.70)	3.68	0.31	3.48
Total from investment operations	$2.52		$(1.74)		$(1.86)	$3.52	$0.11	$3.32
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$18.74		$16.22		$17.96	$20.48	$16.96	$16.85
Total return (%) (r)(s)(t)	15.54	(n)	(9.69)		(9.31)	20.75	0.65	24.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.70		1.61	1.57	1.57	1.57
Expenses after expense reductions (f)	1.42	(a)	1.60		1.51	1.47	1.47	1.47
Net investment loss	(1.05	)(a)	(1.05)		(0.86)	(1.04)	(1.12)	(1.05)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$312,301		$248,658		$282,079	$395,993	$409,471	$603,396

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class B			2009		2008	2007	2006	2005

Net asset value, beginning of period	$15.16		$16.90		$19.44	$16.20	$16.20	$13.09
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.21)		$(0.27)	$(0.25)	$(0.30)	$(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		(1.53	)(g)	(1.61)	3.49	0.30	3.36
Total from investment operations	$2.28		$(1.74)		$(1.88)	$3.24	$0.00	$3.11
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$17.44		$15.16		$16.90	$19.44	$16.20	$16.20
Total return (%) (r)(s)(t)	15.04	(n)	(10.30)		(9.92)	20.00	0.00	23.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	2.41		2.27	2.22	2.22	2.22
Expenses after expense reductions (f)	2.17	(a)	2.30		2.17	2.12	2.12	2.12
Net investment loss	(1.79	)(a)	(1.76)		(1.53)	(1.69)	(1.77)	(1.70)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$29,126		$27,582		$38,724	$91,922	$132,519	$203,722

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class C			2009		2008	2007	2006	2005

Net asset value, beginning of period	$15.18		$16.93		$19.46	$16.22	$16.22	$13.10
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.21)		$(0.27)	$(0.25)	$(0.30)	$(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		(1.54	)(g)	(1.60)	3.49	0.30	3.37
Total from investment operations	$2.28		$(1.75)		$(1.87)	$3.24	$0.00	$3.12
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$17.46		$15.18		$16.93	$19.46	$16.22	$16.22
Total return (%) (r)(s)(t)	15.02	(n)	(10.34)		(9.86)	19.98	0.00	23.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	2.40		2.26	2.22	2.22	2.22
Expenses after expense reductions (f)	2.17	(a)	2.30		2.16	2.12	2.12	2.12
Net investment loss	(1.80	)(a)	(1.75)		(1.51)	(1.69)	(1.77)	(1.70)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$32,371		$25,431		$29,661	$42,296	$47,293	$58,454

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class I			2009		2008	2007	2006	2005

Net asset value, beginning of period	$16.91		$18.67		$21.19	$17.48	$17.31	$13.85
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.10)		$(0.10)	$(0.11)	$(0.14)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	2.71		(1.66	)(g)	(1.76)	3.82	0.31	3.57
Total from investment operations	$2.64		$(1.76)		$(1.86)	$3.71	$0.17	$3.46
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$19.55		$16.91		$18.67	$21.19	$17.48	$17.31
Total return (%) (r)(s)	15.61	(n)	(9.43)		(8.99)	21.22	0.98	24.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.35		1.26	1.22	1.22	1.23
Expenses after expense reductions (f)	1.17	(a)	1.25		1.16	1.12	1.12	1.13
Net investment loss	(0.79	)(a)	(0.71)		(0.51)	(0.69)	(0.77)	(0.70)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$241,620		$238,410		$90,045	$100,245	$119,053	$107,842

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R1			2009		2008	2007	2006	2005 (i)

Net asset value, beginning of period	$15.10		$16.84		$19.37	$16.16	$16.18	$14.50
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.21)		$(0.27)	$(0.26)	$(0.31)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		(1.53	)(g)	(1.60)	3.47	0.29	1.78
Total from investment operations	$2.28		$(1.74)		$(1.87)	$3.21	$(0.02)	$1.68
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$17.38		$15.10		$16.84	$19.37	$16.16	$16.18
Total return (%) (r)(s)	15.10	(n)	(10.33)		(9.91)	19.86	(0.12)	11.59	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	2.40		2.30	2.37	2.43	2.43	(a)
Expenses after expense reductions (f)	2.17	(a)	2.30		2.20	2.22	2.22	2.33	(a)
Net investment loss	(1.79	)(a)	(1.76)		(1.54)	(1.79)	(1.86)	(1.69	)(a)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$5,248		$4,217		$4,565	$2,609	$857	$206

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R2			2009		2008	2007	2006	2005

Net asset value, beginning of period	$15.94		$17.68		$20.21	$16.78	$16.72	$13.47
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.16)		$(0.19)	$(0.20)	$(0.24)	$(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	2.55		(1.58	)(g)	(1.68)	3.63	0.30	3.47
Total from investment operations	$2.44		$(1.74)		$(1.87)	$3.43	$0.06	$3.25
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$18.38		$15.94		$17.68	$20.21	$16.78	$16.72
Total return (%) (r)(s)	15.31	(n)	(9.84)		(9.48)	20.44	0.36	24.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.90		1.80	1.92	1.96	1.98
Expenses after expense reductions (f)	1.67	(a)	1.80		1.70	1.77	1.77	1.88
Net investment loss	(1.29	)(a)	(1.26)		(1.03)	(1.34)	(1.41)	(1.42)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$13,020		$11,312		$13,675	$8,711	$4,417	$1,573

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R3			2009		2008	2007	2006	2005 (i)

Net asset value, beginning of period	$16.22		$17.94		$20.45	$16.94	$16.84	$15.04
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.13)		$(0.15)	$(0.17)	$(0.21)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		(1.59	)(g)	(1.70)	3.68	0.31	1.84
Total from investment operations	$2.51		$(1.72)		$(1.85)	$3.51	$0.10	$1.80
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$18.73		$16.22		$17.94	$20.45	$16.94	$16.84
Total return (%) (r)(s)	15.47	(n)	(9.59)		(9.27)	20.72	0.59	11.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.65		1.57	1.62	1.62	1.63	(a)
Expenses after expense reductions (f)	1.42	(a)	1.55		1.47	1.52	1.52	1.53	(a)
Net investment loss	(1.05	)(a)	(1.00)		(0.82)	(1.09)	(1.15)	(0.66	)(a)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$4,556		$3,492		$4,204	$4,654	$2,404	$334

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R4			2009		2008	2007	2006	2005 (i)

Net asset value, beginning of period	$16.42		$18.13		$20.60	$17.01	$16.86	$15.04
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.10)		$(0.10)	$(0.12)	$(0.15)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.64		(1.61	)(g)	(1.71)	3.71	0.30	1.86
Total from investment operations	$2.57		$(1.71)		$(1.81)	$3.59	$0.15	$1.82
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$18.99		$16.42		$18.13	$20.60	$17.01	$16.86
Total return (%) (r)(s)	15.65	(n)	(9.43)		(9.00)	21.11	0.89	12.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.40		1.30	1.32	1.32	1.32	(a)
Expenses after expense reductions (f)	1.17	(a)	1.30		1.20	1.22	1.22	1.22	(a)
Net investment loss	(0.80	)(a)	(0.76)		(0.55)	(0.79)	(0.84)	(0.67	)(a)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$51,237		$42,974		$55,828	$67,212	$59,999	$56

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529A			2009		2008	2007	2006	2005

Net asset value, beginning of period	$15.97		$17.70		$20.23	$16.79	$16.73	$13.47
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.14)		$(0.19)	$(0.21)	$(0.24)	$(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	2.57		(1.59	)(g)	(1.68)	3.65	0.30	3.46
Total from investment operations	$2.47		$(1.73)		$(1.87)	$3.44	$0.06	$3.26
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$18.44		$15.97		$17.70	$20.23	$16.79	$16.73
Total return (%) (r)(s)(t)	15.47	(n)	(9.77)		(9.48)	20.49	0.36	24.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.80		1.80	1.82	1.83	1.83
Expenses after expense reductions (f)	1.52	(a)	1.70		1.70	1.72	1.72	1.73
Net investment loss	(1.15	)(a)	(1.15)		(1.04)	(1.29)	(1.37)	(1.27)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$1,609		$1,444		$1,568	$1,715	$1,630	$1,637

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529B			2009		2008	2007	2006	2005

Net asset value, beginning of period	$14.92		$16.65		$19.20	$16.03	$16.07	$13.02
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.22)		$(0.29)	$(0.28)	$(0.33)	$(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency	2.39		(1.51	)(g)	(1.60)	3.45	0.29	3.33
Total from investment operations	$2.24		$(1.73)		$(1.89)	$3.17	$(0.04)	$3.05
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$17.16		$14.92		$16.65	$19.20	$16.03	$16.07
Total return (%) (r)(s)(t)	15.01	(n)	(10.39)		(10.10)	19.78	(0.25)	23.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.50		2.45	2.47	2.47	2.47
Expenses after expense reductions (f)	2.27	(a)	2.40		2.35	2.37	2.37	2.37
Net investment loss	(1.90	)(a)	(1.85)		(1.70)	(1.94)	(2.02)	(1.93)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$204		$175		$212	$239	$211	$177
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529C			2009		2008	2007	2006	2005

Net asset value, beginning of period	$14.93		$16.66		$19.21	$16.04	$16.08	$13.03
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.22)		$(0.29)	$(0.28)	$(0.34)	$(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency	2.39		(1.51	)(g)	(1.60)	3.45	0.30	3.33
Total from investment operations	$2.24		$(1.73)		$(1.89)	$3.17	$(0.04)	$3.05
Less distributions declared to shareholders
From net realized gain on investments	$—		$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$17.17		$14.93		$16.66	$19.21	$16.04	$16.08
Total return (%) (r)(s)(t)	15.00	(n)	(10.38)		(10.10)	19.76	(0.25)	23.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.48		2.45	2.47	2.48	2.47
Expenses after expense reductions (f)	2.27	(a)	2.38		2.34	2.37	2.37	2.37
Net investment loss	(1.89	)(a)	(1.83)		(1.70)	(1.94)	(2.02)	(1.93)
Portfolio turnover	77		150		95	94	99	112
Net assets at end of period (000 omitted)	$447		$393		$299	$323	$332	$333

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS New Discovery Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are

Notes to Financial Statements (unaudited) – continued

primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

Notes to Financial Statements (unaudited) – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$572,766,900	$209	$—	$572,767,109
Brazil	29,487,761	—	—	29,487,761
China	23,410,383	—	—	23,410,383
Canada	14,425,688	—	—	14,425,688
India	13,106,217	—	—	13,106,217
United Kingdom	11,646,810	—	—	11,646,810
Australia	9,185,301	—	—	9,185,301
Greece	5,338,498	—	—	5,338,498
Mexico	3,949,894	—	—	3,949,894
Other Countries	5,130,388	—	—	5,130,388
Mutual Funds	11,700,507	—	—	11,700,507
Total Investments	$700,148,347	$209	$—	$700,148,556

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At February 28, 2010, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2010 as reported in the Statement of Operations:

Purchased Options
Equity Contracts	$(312,498)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk

Notes to Financial Statements (unaudited) – continued

whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation.

Notes to Financial Statements (unaudited) – continued

Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

Notes to Financial Statements (unaudited) – continued

The fund declared no distributions for the year ended August 31, 2009.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/10
Cost of investments	$614,079,738
Gross appreciation	103,009,724
Gross depreciation	(16,940,906)
Net unrealized appreciation (depreciation)	$86,068,818

As of 8/31/09
Capital loss carryforwards	(98,381,558)
Post-October capital loss deferral	(70,306,011)
Other temporary differences	(167,593)
Net unrealized appreciation (depreciation)	86,559,136

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/17	$(98,381,558)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets for the first $1.5 billion and 0.75% of average daily net assets in excess of $1.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2010. The management fee reduction amounted to $322,742, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.80% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,501 and $310 for the six months ended February 28, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$355,975
Class B	0.75%	0.25%	1.00%	1.00%	146,435
Class C	0.75%	0.25%	1.00%	1.00%	145,776
Class R1	0.75%	0.25%	1.00%	1.00%	24,188
Class R2	0.25%	0.25%	0.50%	0.50%	30,638
Class R3	—	0.25%	0.25%	0.25%	5,031
Class 529A	—	0.25%	0.25%	0.25%	1,941
Class 529B	0.75%	0.25%	1.00%	1.00%	952
Class 529C	0.75%	0.25%	1.00%	1.00%	2,149
Total Distribution and Service Fees					$713,085

(d)	As of February 28, 2010, in accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2010 based on each class’ average daily net assets.

Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption

Notes to Financial Statements (unaudited) – continued

within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2010, were as follows:

Amount
Class A	$824
Class B	14,227
Class C	1,200
Class 529B	—
Class 529C	6

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2010, were as follows:

Amount
Class 529A	$776
Class 529B	95
Class 529C	215
Total Program Manager Fees	$1,086

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2010, the fee was $306,859, which equated to 0.0950% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $309,002.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended

Notes to Financial Statements (unaudited) – continued

February 28, 2010, these costs for the fund amounted to $265,122 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $555 and is included in independent Trustees’ compensation for the six months ended February 28, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $8,108 at February 28, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,782 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,307, which is shown as a reduction of total

Notes to Financial Statements (unaudited) – continued

expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $493,235,846 and $502,821,503, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,288,496	$59,442,307	5,092,115	$67,789,677
Class B	156,882	2,612,901	283,553	3,481,059
Class C	382,494	6,433,650	292,917	3,733,586
Class I	814,791	15,252,509	11,902,139	131,963,269
Class R1	70,693	1,193,592	84,753	1,035,999
Class R2	141,949	2,516,908	202,168	2,534,462
Class R3	64,323	1,188,246	97,138	1,134,024
Class R4	502,203	9,134,316	1,207,603	16,065,980
Class 529A	5,023	89,142	16,545	194,126
Class 529B	1,143	19,104	870	10,451
Class 529C	1,811	29,470	11,398	116,135
	5,429,808	$97,912,145	19,191,199	$228,058,768

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,945,778)	$(34,893,008)	(5,469,551)	$(68,073,959)
Class B	(306,342)	(5,200,680)	(755,302)	(8,686,607)
Class C	(204,244)	(3,409,126)	(369,909)	(4,434,017)
Class I	(2,555,213)	(46,656,587)	(2,629,148)	(34,965,721)
Class R1	(47,913)	(808,420)	(76,622)	(872,359)
Class R2	(143,438)	(2,531,836)	(265,802)	(3,150,161)
Class R3	(36,338)	(663,888)	(116,127)	(1,374,215)
Class R4	(420,564)	(7,593,645)	(1,670,558)	(20,216,706)
Class 529A	(8,165)	(146,927)	(14,695)	(168,245)
Class 529B	(1,011)	(16,469)	(1,845)	(19,040)
Class 529C	(2,121)	(35,863)	(3,029)	(36,778)
	(5,671,127)	$(101,956,449)	(11,372,588)	$(141,997,808)

Net change
Class A	1,342,718	$24,549,299	(377,436)	$(284,282)
Class B	(149,460)	(2,587,779)	(471,749)	(5,205,548)
Class C	178,250	3,024,524	(76,992)	(700,431)
Class I	(1,740,422)	(31,404,078)	9,272,991	96,997,548
Class R1	22,780	385,172	8,131	163,640
Class R2	(1,489)	(14,928)	(63,634)	(615,699)
Class R3	27,985	524,358	(18,989)	(240,191)
Class R4	81,639	1,540,671	(462,955)	(4,150,726)
Class 529A	(3,142)	(57,785)	1,850	25,881
Class 529B	132	2,635	(975)	(8,589)
Class 529C	(310)	(6,393)	8,369	79,357
	(241,319)	$(4,044,304)	7,818,611	$86,060,960

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 12%, 8%, 7%, and 3% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided

Notes to Financial Statements (unaudited) – continued

by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2010, the fund’s commitment fee and interest expense were $4,562 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,462,053	101,267,546	(100,851,362)	4,878,237

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,878	$4,878,237

RESULTS OF SHAREHOLDER MEETINGS

(unaudited)

At a special meeting of shareholders of MFS Series Trust I, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	13,799,428,259.131	298,698,895.701
Lawrence H. Cohn	13,775,964,000.646	322,163,154.185
Maureen R. Goldfarb	13,797,667,920.487	300,459,234.345
David H. Gunning	13,795,139,579.854	302,987,574.978
William R. Gutow	13,798,125,706.624	300,001,448.207
Michael Hegarty	13,780,926,681.791	317,200,473.041
John P. Kavanaugh	13,799,879,923.291	298,247,231.541
Robert J. Manning	13,802,393,104.041	295,734,050.791
Robert C. Pozen	13,802,480,679.754	295,646,475.078
J. Dale Sherratt	13,779,899,981.473	318,227,173.359
Laurie J. Thomsen	13,797,678,786.081	300,448,368.750
Robert W. Uek	13,798,504,506.307	299,622,648.525

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.   To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Research International Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/10

RIF-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.1%
HSBC Holdings PLC	2.7%
Roche Holding AG	2.7%
BNP Paribas	2.6%
Vodafone Group PLC	2.4%
Royal Dutch Shell PLC, “A”	2.1%
BHP Billiton PLC	2.0%
E.ON AG	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.8%

Global equity sectors
Financial Services	25.1%
Capital Goods	22.7%
Energy	13.0%
Consumer Staples	8.1%
Health Care	7.9%
Technology	7.9%
Consumer Cyclicals	7.5%
Telecom/Cable Television	5.9%

Issuer country weightings
Japan	16.6%
United Kingdom	15.6%
France	11.1%
Switzerland	10.4%
Germany	8.8%
Netherlands	7.1%
China	3.9%
United States	3.9%
Hong Kong	3.3%
Other Countries	19.3%

Percentages are based on net assets as of 2/28/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. This changing dynamic caused asset valuations to move broadly sideways during the latter part of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2009 through February 28, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/09	Ending Account Value 2/28/10	Expenses Paid During Period (p) 9/01/09-2/28/10
A	Actual	1.22%	$1,000.00	$1,025.99	$6.13
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
B	Actual	1.97%	$1,000.00	$1,022.67	$9.88
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
C	Actual	1.97%	$1,000.00	$1,022.74	$9.88
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
I	Actual	0.97%	$1,000.00	$1,027.37	$4.88
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
W	Actual	1.07%	$1,000.00	$1,026.87	$5.38
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36
R1	Actual	1.97%	$1,000.00	$1,022.48	$9.88
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
R2	Actual	1.47%	$1,000.00	$1,025.24	$7.38
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R3	Actual	1.22%	$1,000.00	$1,026.84	$6.13
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R4	Actual	0.97%	$1,000.00	$1,028.21	$4.88
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
529A	Actual	1.32%	$1,000.00	$1,025.89	$6.63
	Hypothetical (h)	1.32%	$1,000.00	$1,018.25	$6.61
529B	Actual	2.07%	$1,000.00	$1,022.77	$10.38
	Hypothetical (h)	2.07%	$1,000.00	$1,014.53	$10.34
529C	Actual	2.07%	$1,000.00	$1,022.22	$10.38
	Hypothetical (h)	2.07%	$1,000.00	$1,014.53	$10.34

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 1.1%
Heineken N.V.	899,620	$44,184,587

Apparel Manufacturers - 2.1%
Li & Fung Ltd.	4,498,000	$20,919,178
LVMH Moet Hennessy Louis Vuitton S.A.	598,500	64,869,833

		$85,789,011
Automotive - 0.9%
Bridgestone Corp.	2,140,900	$37,543,162

Broadcasting - 1.7%
Grupo Televisa S.A., ADR	538,510	$9,940,895
WPP Group PLC	6,377,070	58,731,463

		$68,672,358
Brokerage & Asset Managers - 3.3%
Aberdeen Asset Management PLC	6,160,730	$10,784,171
BM&F Bovespa S.A.	3,118,300	20,430,331
Deutsche Boerse AG	561,550	39,057,539
Hong Kong Exchanges & Clearing Ltd.	2,022,800	33,851,667
Nomura Holdings, Inc.	4,171,100	30,797,924

		$134,921,632
Business Services - 1.9%
Mitsubishi Corp.	1,779,900	$44,474,962
Nomura Research, Inc.	1,423,500	31,227,435

		$75,702,397
Chemicals - 0.5%
Monsanto Co.	303,170	$21,418,961

Computer Software - Systems - 2.3%
Acer, Inc.	13,443,770	$37,725,132
Konica Minolta Holdings, Inc.	3,185,000	32,945,185
Ricoh Co. Ltd.	1,669,000	23,162,553

		$93,832,870

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 5.0%
Hutchison Whampoa Ltd.	4,801,000	$34,451,241
Keppel Corp. Ltd.	9,588,000	57,362,937
Siemens AG	829,610	71,155,937
Tomkins PLC	14,118,930	41,463,959

		$204,434,074
Construction - 0.8%
Geberit AG	134,730	$23,064,321
Urbi Desarrollos Urbanos S.A. de C.V. (a)	4,101,330	9,233,962

		$32,298,283
Consumer Products - 1.7%
Hengan International Group Co. Ltd.	603,000	$4,144,477
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,999,010	21,202,414
Reckitt Benckiser Group PLC	799,520	42,034,829

		$67,381,720
Electrical Equipment - 1.3%
Legrand S.A. (a)	298,350	$9,341,681
Schneider Electric S.A.	428,363	45,746,695

		$55,088,376
Electronics - 2.5%
Samsung Electronics Co. Ltd.	49,966	$32,049,922
Taiwan Semiconductor Manufacturing Co. Ltd.	39,115,326	71,711,939

		$103,761,861
Energy - Independent - 2.0%
CNOOC Ltd.	7,593,000	$11,973,270
Cobalt International Energy, Inc. (a)	723,110	8,923,177
INPEX Corp.	3,376	24,699,195
SouthGobi Energy Resources Ltd. (a)	107,250	1,656,664
Talisman Energy, Inc.	1,135,400	20,777,820
Tullow Oil PLC	774,239	14,036,848

		$82,066,974
Energy - Integrated - 5.6%
BG Group PLC	2,220,980	$38,775,984
Exxon Mobil Corp.	616,450	40,069,250
Royal Dutch Shell PLC, “A”	3,079,920	84,063,054
Suncor Energy, Inc.	463,060	13,383,059
TOTAL S.A.	903,140	50,395,596

		$226,686,943

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 1.0%
JGC Corp.	2,277,000	$42,800,270

Food & Beverages - 4.5%
Groupe Danone	971,687	$56,827,051
Nestle S.A.	2,517,981	125,283,765

		$182,110,816
Food & Drug Stores - 1.0%
Lawson, Inc.	899,700	$39,341,938

Insurance - 4.4%
Amlin PLC	1,170,592	$7,046,856
China Pacific Insurance Co. Ltd. (a)	6,986,800	28,578,538
Hiscox Ltd.	3,133,213	16,988,865
ING Groep N.V. (a)	7,236,964	64,692,912
SNS REAAL Groep N.V. (a)	2,307,540	11,745,029
Zurich Financial Services Ltd.	213,530	51,481,750

		$180,533,950
Leisure & Toys - 0.2%
Sankyo Co. Ltd.	136,600	$6,595,914

Machinery & Tools - 1.1%
Beml Ltd.	520,794	$11,448,883
Glory Ltd.	1,458,300	32,811,545

		$44,260,428
Major Banks - 11.5%
Bank of China Ltd.	82,063,000	$39,857,193
BNP Paribas	1,484,992	107,430,968
Commonwealth Bank of Australia	544,820	26,327,402
Credit Suisse Group AG	1,022,280	45,392,372
HSBC Holdings PLC	10,047,690	110,247,837
Julius Baer Group Ltd.	612,274	19,047,891
KBC Group N.V. (a)	446,783	20,203,708
Sumitomo Mitsui Financial Group, Inc.	2,221,000	71,395,982
Westpac Banking Corp.	1,196,020	28,008,054

		$467,911,407
Medical Equipment - 1.2%
Synthes, Inc.	414,520	$49,429,846

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 2.5%
BHP Billiton PLC	2,699,530	$82,612,968
Iluka Resources Ltd. (a)	6,480,587	20,792,296

		$103,405,264
Natural Gas - Distribution - 1.7%
GDF SUEZ	1,300,426	$47,756,462
Tokyo Gas Co. Ltd.	5,291,000	23,047,071

		$70,803,533
Network & Telecom - 1.2%
Nokia Oyj	3,556,360	$47,916,719

Oil Services - 1.0%
Noble Corp.	474,620	$20,057,441
Schlumberger Ltd.	317,700	19,411,470

		$39,468,911
Other Banks & Diversified Financials - 5.9%
Aeon Credit Service Co. Ltd.	2,652,000	$27,163,262
Banco Santander Brasil, ADR	2,824,630	33,782,575
Chiba Bank Ltd.	1,717,000	10,455,254
China Construction Bank	65,202,000	49,307,955
HDFC Bank Ltd., ADR	256,290	31,187,930
ICICI Bank Ltd.	1,633,518	30,900,612
ICICI Bank Ltd., ADR	292,530	11,189,273
Unione di Banche Italiane ScpA	3,645,019	45,388,838

		$239,375,699
Pharmaceuticals - 6.7%
Bayer AG	681,864	$45,188,161
Merck KGaA	224,910	17,701,178
Roche Holding AG	653,900	109,201,452
Sanofi - Aventis	973,650	71,220,404
Santen, Inc.	993,600	31,928,955

		$275,240,150
Precious Metals & Minerals - 1.6%
Lihir Gold Ltd.	7,120,561	$16,910,839
Teck Resources Ltd., “B” (a)	1,319,530	48,532,419

		$65,443,258
Printing & Publishing - 0.7%
Reed Elsevier PLC	4,037,811	$30,291,710

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 1.4%
East Japan Railway Co.	803,800	$55,368,968

Specialty Chemicals - 4.1%
Akzo Nobel N.V.	1,187,460	$60,383,323
Linde AG	628,490	70,764,741
Symrise AG	1,743,898	37,162,163

		$168,310,227
Specialty Stores - 1.8%
Esprit Holdings Ltd.	4,726,803	$33,705,675
Industria de Diseno Textil S.A.	640,100	37,748,663

		$71,454,338
Telecommunications - Wireless - 4.0%
America Movil S.A.B. de C.V., “L”, ADR	393,560	$17,540,969
KDDI Corp.	5,602	29,887,422
Vivo Participacoes S.A., ADR	655,960	17,750,278
Vodafone Group PLC	45,169,420	97,422,700

		$162,601,369
Telephone Services - 1.9%
China Unicom Ltd.	21,148,000	$25,365,122
Royal KPN N.V.	3,373,880	53,750,320

		$79,115,442
Tobacco - 0.8%
Japan Tobacco, Inc.	9,236	$33,525,916

Trucking - 2.5%
TNT N.V.	2,030,784	$52,566,784
Yamato Holdings Co. Ltd.	3,635,800	48,452,780

		$101,019,564
Utilities - Electric Power - 2.7%
CEZ AS	435,480	$19,913,712
Cheung Kong Infrastructure Holdings Ltd.	2,770,000	10,420,309
E.ON AG	2,223,397	79,183,975

		$109,517,996
Total Common Stocks (Identified Cost, $3,809,787,631)		$3,999,626,842

10

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 1.2%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value	50,205,162	$50,205,162
Total Investments (Identified Cost, $3,859,992,793)		$4,049,832,004

Other Assets, Less Liabilities - 0.7%		27,966,209
Net Assets - 100.0%		$4,077,798,213

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,809,787,631)	$3,999,626,842
Underlying funds, at cost and value	50,205,162
Total investments, at value (identified cost, $3,859,992,793)	$4,049,832,004
Receivables for
Investments sold	3,203,062
Fund shares sold	23,805,536
Interest and dividends	7,000,792
Other assets	43,726
Total assets	$4,083,885,120
Liabilities
Payable to custodian	$763
Payables for
Investments purchased	539,677
Fund shares reacquired	3,695,852
Payable to affiliates
Investment adviser	342,669
Shareholder servicing costs	1,062,628
Distribution and service fees	65,332
Administrative services fee	6,748
Program manager fees	30
Payable for independent Trustees’ compensation	31,248
Accrued expenses and other liabilities	341,960
Total liabilities	$6,086,907
Net assets	$4,077,798,213
Net assets consist of
Paid-in capital	$5,159,818,990
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	189,893,462
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,277,778,401)
Undistributed net investment income	5,864,162
Net assets	$4,077,798,213
Shares of beneficial interest outstanding	306,201,852

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,441,172,651	109,312,724	$13.18
Class B	49,309,840	3,916,892	12.59
Class C	111,976,963	8,998,986	12.44
Class I	1,765,589,600	129,893,585	13.59
Class W	26,504,682	2,016,604	13.14
Class R1	6,446,201	525,621	12.26
Class R2	71,146,410	5,536,737	12.85
Class R3	131,499,091	10,060,457	13.07
Class R4	471,453,441	35,727,707	13.20
Class 529A	1,536,898	117,880	13.04
Class 529B	471,633	38,418	12.28
Class 529C	690,803	56,241	12.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $13.98 [100 / 94.25 x $13.18] and $13.84 [100 / 94.25 x $13.04], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$30,216,831
Interest	566,717
Dividends from underlying funds	35,432
Foreign taxes withheld	(2,586,319)
Total investment income	$28,232,661
Expenses
Management fee	$15,266,558
Distribution and service fees	2,987,431
Program manager fees	1,353
Shareholder servicing costs	2,305,799
Administrative services fee	295,999
Independent Trustees’ compensation	38,177
Custodian fee	824,300
Shareholder communications	97,545
Auditing fees	30,136
Legal fees	43,042
Miscellaneous	204,981
Total expenses	$22,095,321
Fees paid indirectly	(21)
Reduction of expenses by investment adviser	(7,882)
Net expenses	$22,087,418
Net investment income	$6,145,243
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$142,765,852
Foreign currency transactions	318,784
Net realized gain (loss) on investments and foreign currency transactions	$143,084,636
Change in unrealized appreciation (depreciation)
Investments (net of $274,890 decrease in deferred country tax)	$(65,738,217)
Translation of assets and liabilities in foreign currencies	(146,237)
Net unrealized gain (loss) on investments and foreign currency translation	$(65,884,454)
Net realized and unrealized gain (loss) on investments and foreign currency	$77,200,182
Change in net assets from operations	$83,345,425

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/10 (unaudited)	Year ended 8/31/09
From operations
Net investment income	$6,145,243	$61,282,966
Net realized gain (loss) on investments and foreign currency transactions	143,084,636	(1,403,567,923)
Net unrealized gain (loss) on investments and foreign currency translation	(65,884,454)	499,555,923
Change in net assets from operations	$83,345,425	$(842,729,034)
Distributions declared to shareholders
From net investment income	$(59,827,528)	$(59,328,561)
From net realized gain on investments	—	(56,492,868)
Total distributions declared to shareholders	$(59,827,528)	$(115,821,429)
Change in net assets from fund share transactions	$474,081,529	$127,313,774
Total change in net assets	$497,599,426	$(831,236,689)
Net assets
At beginning of period	3,580,198,787	4,411,435,476
At end of period (including undistributed net investment income of $5,864,162 and $59,546,447, respectively)	$4,077,798,213	$3,580,198,787

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.03		$16.14	$20.56	$19.44	$16.65	$14.25
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.22	$0.30	$0.26	$0.19	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		(2.92)	(2.45)	3.03	4.08	3.04
Total from investment operations	$0.35		$(2.70)	$(2.15)	$3.29	$4.27	$3.16
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.20)	$(0.28)	$(0.23)	$(0.12)	$(0.08)
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)	(0.68)
Total distributions declared to shareholders	$(0.20)		$(0.41)	$(2.27)	$(2.17)	$(1.48)	$(0.76)
Net asset value, end of period	$13.18		$13.03	$16.14	$20.56	$19.44	$16.65
Total return (%) (r)(s)(t)	2.60	(n)	(16.22)	(12.46)	17.82	27.18	22.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.35	1.32	1.34	1.43	1.52
Expenses after expense reductions (f)	1.22	(a)	1.35	1.32	1.34	1.43	1.55 (e)
Net investment income	0.21	(a)	1.95	1.57	1.28	1.06	0.80
Portfolio turnover	30		88	68	66	85	79
Net assets at end of period (000 omitted)	$1,441,173		$1,254,399	$1,628,324	$1,813,833	$1,344,754	$958,878

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.39		$15.34	$19.61	$18.63	$16.02	$13.76
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.13	$0.14	$0.11	$0.07	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(2.77)	(2.30)	2.92	3.93	2.93
Total from investment operations	$0.29		$(2.64)	$(2.16)	$3.03	$4.00	$2.94
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.10)	$(0.12)	$(0.11)	$(0.03)	$(0.00	)(w)
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)	(0.68)
Total distributions declared to shareholders	$(0.09)		$(0.31)	$(2.11)	$(2.05)	$(1.39)	$(0.68)
Net asset value, end of period	$12.59		$12.39	$15.34	$19.61	$18.63	$16.02
Total return (%) (r)(s)(t)	2.27	(n)	(16.85)	(13.00)	17.08	26.36	21.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.05	1.97	1.99	2.08	2.17
Expenses after expense reductions (f)	1.97	(a)	2.05	1.97	1.99	2.08	2.20	(e)
Net investment income (loss)	(0.51	)(a)	1.25	0.77	0.55	0.40	0.08
Portfolio turnover	30		88	68	66	85	79
Net assets at end of period (000 omitted)	$49,310		$55,961	$111,389	$185,670	$184,341	$141,515

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.27		$15.23	$19.52	$18.57	$15.98	$13.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.14	$0.15	$0.12	$0.07	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		(2.77)	(2.29)	2.89	3.92	2.92
Total from investment operations	$0.28		$(2.63)	$(2.14)	$3.01	$3.99	$2.94
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.12)	$(0.16)	$(0.12)	$(0.04)	$(0.01)
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)	(0.68)
Total distributions declared to shareholders	$(0.11)		$(0.33)	$(2.15)	$(2.06)	$(1.40)	$(0.69)
Net asset value, end of period	$12.44		$12.27	$15.23	$19.52	$18.57	$15.98
Total return (%) (r)(s)(t)	2.27	(n)	(16.88)	(13.00)	17.05	26.38	21.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.05	1.97	1.99	2.08	2.17
Expenses after expense reductions (f)	1.97	(a)	2.05	1.97	1.99	2.08	2.20 (e)
Net investment income (loss)	(0.53	)(a)	1.30	0.86	0.62	0.41	0.13
Portfolio turnover	30		88	68	66	85	79
Net assets at end of period (000 omitted)	$111,977		$110,142	$168,396	$200,491	$158,564	$109,347

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.44		$16.65	$21.14	$19.92	$17.02	$14.54
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.26	$0.37	$0.34	$0.26	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		(3.01)	(2.52)	3.11	4.17	3.10
Total from investment operations	$0.38		$(2.75)	$(2.15)	$3.45	$4.43	$3.29
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.25)	$(0.35)	$(0.29)	$(0.17)	$(0.13)
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)	(0.68)
Total distributions declared to shareholders	$(0.23)		$(0.46)	$(2.34)	$(2.23)	$(1.53)	$(0.81)
Net asset value, end of period	$13.59		$13.44	$16.65	$21.14	$19.92	$17.02
Total return (%) (r)(s)	2.74	(n)	(16.00)	(12.15)	18.27	27.61	23.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.05	0.97	0.99	1.08	1.17
Expenses after expense reductions (f)	0.97	(a)	1.05	0.97	0.99	1.08	1.20 (e)
Net investment income	0.46	(a)	2.31	1.93	1.64	1.41	1.18
Portfolio turnover	30		88	68	66	85	79
Net assets at end of period (000 omitted)	$1,765,590		$1,456,884	$2,167,218	$2,210,257	$1,565,596	$851,484

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class W			2009	2008	2007	2006 (i)

Net asset value, beginning of period	$13.00		$16.14	$20.57	$19.45	$19.54
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.24	$0.35	$0.35	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		(2.93)	(2.45)	3.00	(0.13	)(g)
Total from investment operations	$0.36		$(2.69)	$(2.10)	$3.35	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.24)	$(0.34)	$(0.29)	$—
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	—
Total distributions declared to shareholders	$(0.22)		$(0.45)	$(2.33)	$(2.23)	$—
Net asset value, end of period	$13.14		$13.00	$16.14	$20.57	$19.45
Total return (%) (r)(s)	2.69	(n)	(16.12)	(12.25)	18.15	(0.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.14	1.07	1.10	1.20	(a)
Expenses after expense reductions (f)	1.07	(a)	1.14	1.07	1.10	1.20	(a)
Net investment income	0.37	(a)	2.25	1.89	1.78	1.02	(a)
Portfolio turnover	30		88	68	66	85
Net assets at end of period (000 omitted)	$26,505		$23,560	$16,633	$10,272	$1,033

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.10		$15.05	$19.38	$18.49	$16.02	$15.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.14	$0.16	$0.12	$0.11	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		(2.74)	(2.28)	2.87	3.84	0.92
Total from investment operations	$0.28		$(2.60)	$(2.12)	$2.99	$3.95	$0.95
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.14)	$(0.22)	$(0.16)	$(0.12)	$—
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)	—
Total distributions declared to shareholders	$(0.12)		$(0.35)	$(2.21)	$(2.10)	$(1.48)	$—
Net asset value, end of period	$12.26		$12.10	$15.05	$19.38	$18.49	$16.02
Total return (%) (r)(s)	2.25	(n)	(16.87)	(13.03)	17.00	26.12	6.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.05	2.02	2.14	2.26	2.36	(a)
Expenses after expense reductions (f)	1.97	(a)	2.05	2.02	2.09	2.16	2.39	(a)(e)
Net investment income (loss)	(0.52	)(a)	1.34	0.92	0.64	0.65	0.46	(a)
Portfolio turnover	30		88	68	66	85	79
Net assets at end of period (000 omitted)	$6,446		$6,311	$8,930	$5,441	$2,027	$171

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.70		$15.76	$20.14	$19.11	$16.43	$14.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.20	$0.36	$0.22	$0.15	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		(2.87)	(2.49)	2.96	4.01	2.96
Total from investment operations	$0.33		$(2.67)	$(2.13)	$3.18	$4.16	$3.07
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.18)	$(0.26)	$(0.21)	$(0.12)	$(0.12)
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)	(0.68)
Total distributions declared to shareholders	$(0.18)		$(0.39)	$(2.25)	$(2.15)	$(1.48)	$(0.80)
Net asset value, end of period	$12.85		$12.70	$15.76	$20.14	$19.11	$16.43
Total return (%) (r)(s)	2.52	(n)	(16.45)	(12.63)	17.50	26.79	22.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.54	1.51	1.69	1.82	1.92
Expenses after expense reductions (f)	1.47	(a)	1.54	1.51	1.64	1.73	1.95 (e)
Net investment income (loss)	(0.03	)(a)	1.88	2.02	1.13	0.83	0.74
Portfolio turnover	30		88	68	66	85	79
Net assets at end of period (000 omitted)	$71,146		$60,790	$96,672	$36,143	$13,799	$2,357

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.92		$16.06	$20.47	$19.39	$16.65	$15.62
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.23	$0.30	$0.31	$0.25	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		(2.93)	(2.43)	2.96	4.00	0.91
Total from investment operations	$0.36		$(2.70)	$(2.13)	$3.27	$4.25	$1.03
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.23)	$(0.29)	$(0.25)	$(0.15)	$—
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)	—
Total distributions declared to shareholders	$(0.21)		$(0.44)	$(2.28)	$(2.19)	$(1.51)	$—
Net asset value, end of period	$13.07		$12.92	$16.06	$20.47	$19.39	$16.65
Total return (%) (r)(s)	2.68	(n)	(16.26)	(12.42)	17.78	27.07	6.59	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.29	1.27	1.39	1.47	1.55	(a)
Expenses after expense reductions (f)	1.22	(a)	1.29	1.27	1.39	1.47	1.58	(a)(e)
Net investment income	0.23	(a)	2.09	1.61	1.54	1.42	1.79	(a)
Portfolio turnover	30		88	68	66	85	79
Net assets at end of period (000 omitted)	$131,499		$133,545	$62,056	$64,332	$12,796	$53

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$13.05		$16.19	$20.60	$19.47	$16.67	$15.62
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.20	$0.34	$0.32	$0.33	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		(2.88)	(2.43)	3.03	3.99	0.91
Total from investment operations	$0.38		$(2.68)	$(2.09)	$3.35	$4.32	$1.05
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.25)	$(0.33)	$(0.28)	$(0.16)	$—
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)	—
Total distributions declared to shareholders	$(0.23)		$(0.46)	$(2.32)	$(2.22)	$(1.52)	$—
Net asset value, end of period	$13.20		$13.05	$16.19	$20.60	$19.47	$16.67
Total return (%) (r)(s)	2.82	(n)	(16.03)	(12.15)	18.13	27.50	6.72	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.00	1.01	1.09	1.17	1.25	(a)
Expenses after expense reductions (f)	0.97	(a)	1.00	1.01	1.09	1.17	1.28	(a)(e)
Net investment income	0.48	(a)	1.72	1.81	1.56	1.82	2.09	(a)
Portfolio turnover	30		88	68	66	85	79
Net assets at end of period (000 omitted)	$471,453		$476,076	$148,343	$178,238	$109,993	$53

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.88		$15.96	$20.34	$19.27	$16.53	$14.18
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.21	$0.26	$0.20	$0.16	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		(2.89)	(2.42)	3.01	4.04	3.01
Total from investment operations	$0.34		$(2.68)	$(2.16)	$3.21	$4.20	$3.11
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.19)	$(0.23)	$(0.20)	$(0.10)	$(0.08)
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)	(0.68)
Total distributions declared to shareholders	$(0.18)		$(0.40)	$(2.22)	$(2.14)	$(1.46)	$(0.76)
Net asset value, end of period	$13.04		$12.88	$15.96	$20.34	$19.27	$16.53
Total return (%) (r)(s)(t)	2.59	(n)	(16.32)	(12.60)	17.51	26.86	22.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.45	1.51	1.59	1.68	1.76
Expenses after expense reductions (f)	1.32	(a)	1.45	1.51	1.59	1.68	1.79 (e)
Net investment income	0.12	(a)	1.90	1.40	1.01	0.88	0.65
Portfolio turnover	30		88	68	66	85	79
Net assets at end of period (000 omitted)	$1,537		$1,451	$2,017	$2,060	$1,552	$760

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.11		$15.05	$19.31	$18.43	$15.88	$13.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.12	$0.15	$0.08	$0.03	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(2.74)	(2.30)	2.86	3.89	2.91
Total from investment operations	$0.28		$(2.62)	$(2.15)	$2.94	$3.92	$2.89
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.12)	$(0.12)	$(0.01)	$(0.01)
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)	(0.68)
Total distributions declared to shareholders	$(0.11)		$(0.32)	$(2.11)	$(2.06)	$(1.37)	$(0.69)
Net asset value, end of period	$12.28		$12.11	$15.05	$19.31	$18.43	$15.88
Total return (%) (r)(s)(t)	2.28	(n)	(16.99)	(13.16)	16.78	26.06	21.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.15	2.16	2.24	2.33	2.42
Expenses after expense reductions (f)	2.07	(a)	2.15	2.16	2.24	2.33	2.45 (e)
Net investment income (loss)	(0.63	)(a)	1.19	0.83	0.42	0.15	(0.13)
Portfolio turnover	30		88	68	66	85	79
Net assets at end of period (000 omitted)	$472		$449	$616	$581	$356	$174

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529C			2009	2008	2007	2006		2005

Net asset value, beginning of period	$12.12		$15.06	$19.31	$18.40	$15.86		$13.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.13	$0.13	$0.08	$0.03		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		(2.75)	(2.28)	2.86	3.87		2.90
Total from investment operations	$0.27		$(2.62)	$(2.15)	$2.94	$3.90		$2.89
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.11)	$(0.09)	$(0.00	)(w)	$(0.01)
From net realized gain on investments	—		(0.21)	(1.99)	(1.94)	(1.36)		(0.68)
Total distributions declared to shareholders	$(0.11)		$(0.32)	$(2.10)	$(2.03)	$(1.36)		$(0.69)
Net asset value, end of period	$12.28		$12.12	$15.06	$19.31	$18.40		$15.86
Total return (%) (r)(s)(t)	2.22	(n)	(16.98)	(13.16)	16.79	25.98		21.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.15	2.16	2.24	2.33		2.42
Expenses after expense reductions (f)	2.07	(a)	2.15	2.16	2.24	2.33		2.45 (e)
Net investment income (loss)	(0.64	)(a)	1.23	0.73	0.40	0.16		(0.07)
Portfolio turnover	30		88	68	66	85		79
Net assets at end of period (000 omitted)	$691		$631	$843	$938	$650		$454

See Notes to Financial Statements

26

Financial Highlights – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) and May 1, 2006 (Class W), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research International Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

28

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

29

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,999,626,842	$—	$—	$3,999,626,842
Mutual Funds	50,205,162	—	—	50,205,162
Total Investments	$4,049,832,004	$—	$—	$4,049,832,004
For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

30

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended February 28, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All

31

Notes to Financial Statements (unaudited) – continued

premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and foreign taxes.

32

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/09
Ordinary income (including any short-term capital gains)	$59,328,561
Long-term capital gain	56,492,868
Total distributions	$115,821,429

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/10
Cost of investments	$4,046,001,297
Gross appreciation	223,647,624
Gross depreciation	(219,816,917)
Net unrealized appreciation (depreciation)	$3,830,707

As of 8/31/09
Undistributed ordinary income	59,822,798
Capital loss carryforwards	(297,223,831)
Post-October capital loss deferral	(933,411,699)
Other temporary differences	(687,911)
Net unrealized appreciation (depreciation)	65,961,969

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/17	$(297,223,831)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

33

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/10	Year ended 8/31/09	Six months ended 2/28/10	Year ended 8/31/09
Class A	$19,942,315	$18,819,220	$—	$19,620,196
Class B	354,170	601,628	—	1,302,024
Class C	1,018,291	1,165,394	—	2,082,642
Class I	26,352,391	33,473,452	—	28,589,164
Class W	418,964	365,261	—	320,061
Class R1	60,073	74,958	—	115,869
Class R2	904,011	761,037	—	875,827
Class R3	2,141,334	2,027,798	—	1,828,194
Class R4	8,605,096	2,005,929	—	1,713,234
Class 529A	20,502	23,408	—	26,124
Class 529B	4,205	4,499	—	8,421
Class 529C	6,176	5,977	—	11,112
Total	$59,827,528	$59,328,561	$—	$56,492,868

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.0 billion of average daily net assets	0.90%
Next $1.0 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.0 billion	0.70%

The management fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.78% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2010. For the six months ended February 28, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

34

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $42,682 and $473 for the six months ended February 28, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,741,574
Class B	0.75%	0.25%	1.00%	1.00%	274,284
Class C	0.75%	0.25%	1.00%	1.00%	574,433
Class W	0.10%	—	0.10%	0.10%	13,049
Class R1	0.75%	0.25%	1.00%	1.00%	32,708
Class R2	0.25%	0.25%	0.50%	0.50%	169,644
Class R3	—	0.25%	0.25%	0.25%	173,982
Class 529A	—	0.25%	0.25%	0.25%	1,923
Class 529B	0.75%	0.25%	1.00%	1.00%	2,401
Class 529C	0.75%	0.25%	1.00%	1.00%	3,433
Total Distribution and Service Fees					$2,987,431

(d)	As of February 28, 2010, in accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2010 based on each class’ average daily net assets.

Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase.

35

Notes to Financial Statements (unaudited) – continued

All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2010, were as follows:

Amount
Class A	$4,420
Class B	36,221
Class C	4,712
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2010, were as follows:

Amount
Class 529A	$769
Class 529B	240
Class 529C	344
Total Program Manager Fees	$1,353

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2010, the fee was $299,356, which equated to 0.0152% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,351,295.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the

36

Notes to Financial Statements (unaudited) – continued

underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2010, these costs for the fund amounted to $655,148 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then – current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $253 and the Retirement Deferral plan resulted in an expense of $1,396. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $24,112 at February 28, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO)

37

Notes to Financial Statements (unaudited) – continued

and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $23,465 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $7,882, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,563,245,511 and $1,168,599,779, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,749,482	$340,184,869	57,089,748	$651,028,968
Class B	215,699	2,834,481	606,117	6,433,584
Class C	951,765	12,385,306	1,761,317	18,200,415
Class I	26,812,446	379,510,326	43,002,783	492,844,984
Class W	393,410	5,412,256	1,940,854	20,748,533
Class R1	82,872	1,042,761	192,747	1,966,129
Class R2	1,355,503	18,112,101	2,226,873	23,864,850
Class R3	1,634,267	22,476,102	9,161,620	101,894,308
Class R4	4,091,521	56,665,377	31,977,909	368,441,033
Class 529A	10,021	134,468	22,059	238,803
Class 529B	1,580	20,220	3,547	38,043
Class 529C	4,966	62,736	12,320	121,927
	60,303,532	$838,841,003	147,997,894	$1,685,821,577

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,187,502	$16,435,016	2,339,975	$25,599,320
Class B	22,086	292,192	152,830	1,598,607
Class C	44,853	586,676	185,169	1,918,356
Class I	1,329,042	18,952,132	4,852,081	54,634,430
Class W	27,928	385,126	54,152	590,258
Class R1	4,457	57,449	17,083	174,419
Class R2	56,616	763,746	127,339	1,359,979
Class R3	155,597	2,134,798	355,391	3,855,992
Class R4	619,267	8,570,656	339,960	3,719,163
Class 529A	1,498	20,502	4,578	49,532
Class 529B	326	4,205	1,263	12,920
Class 529C	478	6,176	1,669	17,089
	3,449,650	$48,208,674	8,431,490	$93,530,065
Shares reacquired
Class A	(12,919,714)	$(176,649,885)	(63,995,315)	$(690,563,452)
Class B	(838,222)	(11,071,051)	(3,502,910)	(36,143,427)
Class C	(971,964)	(12,605,391)	(4,029,911)	(41,401,443)
Class I	(6,675,260)	(94,609,752)	(69,594,402)	(733,568,181)
Class W	(217,365)	(3,000,342)	(1,212,941)	(12,778,436)
Class R1	(83,229)	(1,060,010)	(281,811)	(2,885,069)
Class R2	(662,282)	(8,947,292)	(3,702,118)	(46,414,385)
Class R3	(2,062,252)	(28,265,755)	(3,047,997)	(32,042,160)
Class R4	(5,463,753)	(76,650,113)	(5,002,416)	(55,566,180)
Class 529A	(6,330)	(85,821)	(40,306)	(422,830)
Class 529B	(530)	(6,870)	(8,701)	(80,772)
Class 529C	(1,224)	(15,866)	(17,943)	(171,533)
	(29,902,125)	$(412,968,148)	(154,436,771)	$(1,652,037,868)
Net change
Class A	13,017,270	$179,970,000	(4,565,592)	$(13,935,164)
Class B	(600,437)	(7,944,378)	(2,743,963)	(28,111,236)
Class C	24,654	366,591	(2,083,425)	(21,282,672)
Class I	21,466,228	303,852,706	(21,739,538)	(186,088,767)
Class W	203,973	2,797,040	782,065	8,560,355
Class R1	4,100	40,200	(71,981)	(744,521)
Class R2	749,837	9,928,555	(1,347,906)	(21,189,556)
Class R3	(272,388)	(3,654,855)	6,469,014	73,708,140
Class R4	(752,965)	(11,414,080)	27,315,453	316,594,016
Class 529A	5,189	69,149	(13,669)	(134,495)
Class 529B	1,376	17,555	(3,891)	(29,809)
Class 529C	4,220	53,046	(3,954)	(32,517)
	33,851,057	$474,081,529	1,992,613	$127,313,774

39

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 16%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2010, the fund’s commitment fee and interest expense were $26,848 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	101,861,738	521,772,345	(573,428,921)	50,205,162

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35,432	$50,205,162

40

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust I, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	13,799,428,259.131	298,698,895.701
Lawrence H. Cohn	13,775,964,000.646	322,163,154.185
Maureen R. Goldfarb	13,797,667,920.487	300,459,234.345
David H. Gunning	13,795,139,579.854	302,987,574.978
William R. Gutow	13,798,125,706.624	300,001,448.207
Michael Hegarty	13,780,926,681.791	317,200,473.041
John P. Kavanaugh	13,799,879,923.291	298,247,231.541
Robert J. Manning	13,802,393,104.041	295,734,050.791
Robert C. Pozen	13,802,480,679.754	295,646,475.078
J. Dale Sherratt	13,779,899,981.473	318,227,173.359
Laurie J. Thomsen	13,797,678,786.081	300,448,368.750
Robert W. Uek	13,798,504,506.307	299,622,648.525

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

42

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Technology Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/10

SCT-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Samsung Electronics Co. Ltd., GDR	7.0%
Oracle Corp.	5.0%
Apple, Inc.	4.6%
Google, Inc., “A”	4.5%
Hewlett-Packard Co.	4.4%
Intel Corp.	4.0%
Cisco Systems, Inc.	3.6%
THQ, Inc.	3.4%
Verisign, Inc.	3.3%
Dell, Inc.	3.3%

Top five industries (i)
Computer Software	22.1%
Computer Systems	19.5%
Electronics (s)	17.9%
Network & Telecom (s)	9.9%
Internet (s)	7.9%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts, if applicable. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(s)	Top five industry percentage includes both Common Stocks and Securities Sold Short.

Percentages are based on net assets as of 2/28/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. This changing dynamic caused asset valuations to move broadly sideways during the latter part of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2009 through February 28, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/09	Ending Account Value 2/28/10	Expenses Paid During Period (p) 9/01/09-2/28/10
A	Actual	1.52%	$1,000.00	$1,062.39	$7.77
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60
B	Actual	2.27%	$1,000.00	$1,058.54	$11.59
	Hypothetical (h)	2.27%	$1,000.00	$1,013.54	$11.33
C	Actual	2.28%	$1,000.00	$1,058.65	$11.64
	Hypothetical (h)	2.28%	$1,000.00	$1,013.49	$11.38
I	Actual	1.28%	$1,000.00	$1,063.64	$6.55
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
R1	Actual	2.27%	$1,000.00	$1,057.75	$11.58
	Hypothetical (h)	2.27%	$1,000.00	$1,013.54	$11.33
R2	Actual	1.77%	$1,000.00	$1,060.83	$9.04
	Hypothetical (h)	1.77%	$1,000.00	$1,016.02	$8.85
R3	Actual	1.52%	$1,000.00	$1,062.39	$7.77
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60
R4	Actual	1.33%	$1,000.00	$1,063.34	$6.80
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.62%, 2.37%, 2.37%, 1.38%, 2.37%, 1.87%, 1.62% and 1.38% for Classes A, B, C, I, R1, R2, R3 and R4, respectively; the actual expenses paid during the period would have been approximately $8.28, $12.09, $12.09, $7.06, $12.09, $9.55, $8.28 and $7.06 for Classes A, B, C, I, R1, R2, R3 and R4, respectively; and the hypothetical expenses paid during the period would have been approximately $8.10, $11.83, $11.83, $6.90, $11.83, $9.35, $8.10 and $6.90 for Classes A, B, C, I, R1, R2, R3 and R4, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

2/28/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.1%
Issuer	Shares/Par	Value ($)

Business Services - 6.3%
Accenture Ltd., “A”	122,800	$4,908,315
Cognizant Technology Solutions Corp., “A” (a)	45,040	2,167,775
MasterCard, Inc., “A”	14,040	3,150,155

		$10,226,245
Computer Software - 21.0%
Adobe Systems, Inc. (a)	91,400	$3,167,010
Akamai Technologies, Inc. (a)	95,700	2,516,910
Autodesk, Inc. (a)	72,600	2,024,088
Blue Coat Systems, Inc. (a)	118,500	3,434,130
Cadence Design Systems, Inc. (a)	360,300	2,053,710
MicroStrategy, Inc., “A” (a)(s)	47,840	4,242,930
Oracle Corp.	329,000	8,109,850
Parametric Technology Corp. (a)	278,120	4,842,069
VeriSign, Inc. (a)	143,700	3,581,004

		$33,971,701
Computer Software - Systems - 19.5%
3Par, Inc. (a)	262,800	$2,425,644
Apple, Inc. (a)(s)	36,440	7,456,353
Compellent Technologies, Inc. (a)	157,500	2,445,975
Dell, Inc. (a)(s)	397,850	5,263,556
EMC Corp. (a)	187,900	3,286,371
Hewlett-Packard Co.	138,520	7,035,431
Nintendo Co. Ltd.	6,285	1,709,814
Telvent GIT S.A.	66,000	1,864,500

		$31,487,644
Consumer Services - 2.7%
Ctrip.com International Ltd., ADR (a)	60,440	$2,310,621
Monster Worldwide, Inc. (a)	149,600	2,086,920

		$4,397,541
Electrical Equipment - 3.5%
Nitto Denko Corp.	61,800	$2,278,069
Tyco Electronics Ltd.	127,980	3,280,127

		$5,558,196

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 18.0%
First Solar, Inc. (a)(l)	19,800	$2,096,820
Flextronics International Ltd. (a)	290,122	2,019,249
Intel Corp.	312,600	6,417,678
National Semiconductor Corp.	227,310	3,291,449
Samsung Electronics Co. Ltd., GDR	35,241	11,259,500
Silicon Laboratories, Inc. (a)	71,800	3,262,592
Stratasys, Inc. (a)	29,500	777,915

		$29,125,203
Internet - 8.4%
Google, Inc., “A” (a)	13,775	$7,256,670
OpenTable, Inc. (a)	104,800	3,571,584
Tencent Holdings Ltd.	142,400	2,792,175

		$13,620,429
Leisure & Toys - 2.4%
THQ, Inc. (a)	626,600	$3,797,196

Medical & Health Technology & Services - 1.8%
MedAssets, Inc. (a)	131,400	$2,844,810

Network & Telecom - 10.6%
Cisco Systems, Inc. (a)	238,270	$5,797,109
Fortinet, Inc. (a)	97,890	1,681,750
Juniper Networks, Inc. (a)	95,100	2,660,898
Palm, Inc. (a)(l)	277,700	1,693,970
Riverbed Technology, Inc. (a)	69,200	1,885,700
Tellabs, Inc.	499,800	3,453,618

		$17,173,045
Telephone Services - 2.9%
American Tower Corp., “A” (a)	60,800	$2,593,728
Qwest Communications International, Inc.	454,200	2,071,152

		$4,664,880
Total Common Stocks (Identified Cost, $157,651,258)		$156,866,890

Convertible Bonds - 3.5%
Computer Software - 1.1%
Verisign, Inc., 3.25%, 2037	$1,960,000	$1,734,600

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Bonds - continued
Leisure & Toys - 2.4%
Take-Two Interactive Software, Inc., 4.375%, 2014	$1,924,000	$2,190,955
THQ, Inc., 5%, 2014 (z)	1,760,000	1,762,200

		$3,953,155
Total Convertible Bonds (Identified Cost, $5,202,583)		$5,687,755

Money Market Funds (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value	199	$199

Collateral for Securities Loaned - 1.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	2,598,040	$2,598,040

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.1%
Palm, Inc. - May 2010 @ $14 (a)	2,329	$9,316
First Solar, Inc. - September 2010 @ $140 (a)	569	187,770
Total Call Options Purchased (Premiums Paid, $759,564)		$197,086

Put Options Purchased - 0.3%
Technology Select Sector SPDR - March 2010 @ $22 (Premiums Paid, $580,410) (a)	6,092	$389,888
Total Investments (Identified Cost, $166,792,054)		$165,739,858

Issuer	Shares/Par
Securities Sold Short - (2.7)%
Electronics - (0.9)%
GT Solar International, Inc. (a)	(243,100)	$(1,446,445)

Internet - (0.5)%
Ancestry.com, Inc. (a)	(52,800)	$(841,104)

Network & Telecom - (0.7)%
Motorola, Inc. (a)	(174,000)	$(1,176,240)

Telephone Services - (0.5)%
Level 3 Communications, Inc. (a)	(524,900)	$(834,591)
Total Securities Sold Short (Proceeds Received, $4,242,515)		$(4,298,380)

Other Assets, Less Liabilities - 0.1%		143,023
Net Assets - 100.0%		$161,584,501

8

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At February 28, 2010, the value of the securities pledged amounted to $1,591,898.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
THQ, Inc., 5%, 2014	7/30/09-12/08/09	$1,750,634	$1,762,200
% of Net Assets			1.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $166,791,855)	$165,739,659
Underlying funds, at cost and value	199
Total investments, at value, including $2,496,607 of securities on loan (identified cost, $166,792,054)	$165,739,858
Deposits with brokers for securities sold short	4,732,285
Receivables for
Investments sold	9,555,710
Fund shares sold	282,422
Interest and dividends	75,044
Receivable from investment adviser	980
Other assets	2,372
Total assets	$180,388,671
Liabilities
Payable to custodian	$1,768,068
Payables for
Securities sold short, at value (proceeds received, $4,242,515)	4,298,380
Investments purchased	9,862,035
Fund shares reacquired	133,354
Collateral for securities loaned, at value	2,598,040
Payable to affiliates
Investment adviser	13,297
Shareholder servicing costs	66,060
Distribution and service fees	7,534
Administrative services fee	376
Payable for independent Trustees’ compensation	52,264
Accrued expenses and other liabilities	4,762
Total liabilities	$18,804,170
Net assets	$161,584,501
Net assets consist of
Paid-in capital	$281,203,149
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,110,726)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(117,549,451)
Accumulated net investment loss	(958,471)
Net assets	$161,584,501
Shares of beneficial interest outstanding	13,952,988

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$97,294,403	8,280,714	$11.75
Class B	14,352,185	1,301,431	11.03
Class C	20,250,675	1,839,607	11.01
Class I	9,711,959	796,297	12.20
Class R1	1,648,595	150,012	10.99
Class R2	14,438,604	1,254,448	11.51
Class R3	3,477,857	296,055	11.75
Class R4	410,223	34,424	11.92

(a)	Maximum offering price per share was equal to the net asset value for all share classes, except for Class A, for which the maximum offering price per share was $12.47 [100 / 94.25 x $11.75]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$281,832
Dividends from underlying funds	1,943
Interest	119,713
Foreign taxes withheld	(2,000)
Total investment income	$401,488
Expenses
Management fee	$598,725
Distribution and service fees	342,509
Shareholder servicing costs	297,810
Administrative services fee	16,804
Independent Trustees’ compensation	6,155
Custodian fee	22,054
Shareholder communications	20,466
Auditing fees	25,891
Legal fees	1,916
Dividend and interest expense on securities sold short	36,199
Miscellaneous	68,595
Total expenses	$1,437,124
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(79,637)
Net expenses	$1,357,486
Net investment loss	$(955,998)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$7,481,981
Written option transactions	(148,669)
Securities sold short	103,093
Foreign currency transactions	1,016
Net realized gain (loss) on investments and foreign currency transactions	$7,437,421
Change in unrealized appreciation (depreciation)
Investments	$1,911,008
Securities sold short	(55,865)
Translation of assets and liabilities in foreign currencies	(2,665)
Net unrealized gain (loss) on investments and foreign currency translation	$1,852,478
Net realized and unrealized gain (loss) on investments and foreign currency	$9,289,899
Change in net assets from operations	$8,333,901

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/10 (unaudited)	Year ended 8/31/09
From operations
Net investment loss	$(955,998)	$(464,160)
Net realized gain (loss) on investments and foreign currency transactions	7,437,421	(26,058,097)
Net unrealized gain (loss) on investments and foreign currency translation	1,852,478	16,461,474
Change in net assets from operations	$8,333,901	$(10,060,783)
Change in net assets from fund share transactions	$10,620,556	$27,332,525
Total change in net assets	$18,954,457	$17,271,742
Net assets
At beginning of period	142,630,044	125,358,302
At end of period (including accumulated net investment loss of $958,471 and $2,473, respectively)	$161,584,501	$142,630,044

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.06		$12.46	$13.34	$10.13	$8.84	$7.70
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.03)	$(0.07)	$(0.10)	$(0.11)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		(1.37)	(0.81)	3.31	1.40	1.19
Total from investment operations	$0.69		$(1.40)	$(0.88)	$3.21	$1.29	$1.14
Net asset value, end of period	$11.75		$11.06	$12.46	$13.34	$10.13	$8.84
Total return (%) (r)(s)(t)	6.24	(n)	(11.24)	(6.60)	31.69	14.59	14.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.85	1.66	1.70	1.79	1.79
Expenses after expense reductions (f)	1.52	(a)	1.48	1.51	1.50	1.50	1.51
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.48	(a)	1.44	1.50	N/A	N/A	N/A
Net investment loss	(1.01	)(a)	(0.34)	(0.56)	(0.82)	(1.13)	(0.56)
Portfolio turnover	100		226	231	266	217	163
Net assets at end of period (000 omitted)	$97,294		$86,720	$64,791	$56,598	$43,313	$48,945

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.42		$11.82	$12.74	$9.73	$8.55	$7.50
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.08)	$(0.16)	$(0.17)	$(0.17)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		(1.32)	(0.76)	3.18	1.35	1.15
Total from investment operations	$0.61		$(1.40)	$(0.92)	$3.01	$1.18	$1.05
Net asset value, end of period	$11.03		$10.42	$11.82	$12.74	$9.73	$8.55
Total return (%) (r)(s)(t)	5.85	(n)	(11.84)	(7.22)	30.94	13.80	14.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.58	2.32	2.36	2.44	2.44
Expenses after expense reductions (f)	2.27	(a)	2.19	2.16	2.15	2.15	2.16
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.22	(a)	2.15	2.15	N/A	N/A	N/A
Net investment loss	(1.77	)(a)	(0.98)	(1.24)	(1.47)	(1.79)	(1.24)
Portfolio turnover	100		226	231	266	217	163
Net assets at end of period (000 omitted)	$14,352		$15,182	$23,254	$38,540	$39,025	$43,765

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.40		$11.80	$12.72	$9.72	$8.54	$7.48
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.08)	$(0.16)	$(0.17)	$(0.17)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		(1.32)	(0.76)	3.17	1.35	1.16
Total from investment operations	$0.61		$(1.40)	$(0.92)	$3.00	$1.18	$1.06
Net asset value, end of period	$11.01		$10.40	$11.80	$12.72	$9.72	$8.54
Total return (%) (r)(s)(t)	5.87	(n)	(11.86)	(7.23)	30.86	13.82	14.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.57	2.31	2.35	2.44	2.44
Expenses after expense reductions (f)	2.28	(a)	2.19	2.16	2.15	2.15	2.16
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.23	(a)	2.15	2.15	N/A	N/A	N/A
Net investment loss	(1.79	)(a)	(1.00)	(1.22)	(1.46)	(1.78)	(1.22)
Portfolio turnover	100		226	231	266	217	163
Net assets at end of period (000 omitted)	$20,251		$15,356	$15,765	$16,064	$11,659	$12,414

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class I			2009		2008	2007	2006	2005

Net asset value, beginning of period	$11.47		$12.88		$13.74	$10.39	$9.04	$7.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.00	)(w)	$(0.03)	$(0.06)	$(0.08)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		(1.41)		(0.83)	3.41	1.43	1.18
Total from investment operations	$0.73		$(1.41)		$(0.86)	$3.35	$1.35	$1.19
Net asset value, end of period	$12.20		$11.47		$12.88	$13.74	$10.39	$9.04
Total return (%) (r)(s)	6.36	(n)	(10.95)		(6.26)	32.24	14.93	15.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.56		1.31	1.35	1.43	1.44
Expenses after expense reductions (f)	1.28	(a)	1.19		1.16	1.15	1.15	1.16
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.23	(a)	1.15		1.15	N/A	N/A	N/A
Net investment income (loss)	(0.78	)(a)	(0.03)		(0.20)	(0.47)	(0.78)	0.17
Portfolio turnover	100		226		231	266	217	163
Net assets at end of period (000 omitted)	$9,712		$6,726		$4,958	$4,180	$3,492	$3,384

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$10.39		$11.78	$12.70	$9.72	$8.55	$8.01
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.08)	$(0.15)	$(0.19)	$(0.18)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(1.31)	(0.77)	3.17	1.35	0.61	(g)
Total from investment operations	$0.60		$(1.39)	$(0.92)	$2.98	$1.17	$0.54
Net asset value, end of period	$10.99		$10.39	$11.78	$12.70	$9.72	$8.55
Total return (%) (r)(s)	5.77	(n)	(11.80)	(7.24)	30.66	13.68	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.58	2.36	2.48	2.63	2.62	(a)
Expenses after expense reductions (f)	2.27	(a)	2.19	2.21	2.25	2.25	2.34	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.23	(a)	2.15	2.20	N/A	N/A	N/A
Net investment loss	(1.82	)(a)	(0.96)	(1.22)	(1.63)	(1.88)	(1.90	)(a)
Portfolio turnover	100		226	231	266	217	163
Net assets at end of period (000 omitted)	$1,649		$1,585	$2,026	$1,235	$213	$64

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.85		$12.25	$13.14	$10.00	$8.76	$7.66
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.04)	$(0.09)	$(0.13)	$(0.14)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		(1.36)	(0.80)	3.27	1.38	1.19
Total from investment operations	$0.66		$(1.40)	$(0.89)	$3.14	$1.24	$1.10
Net asset value, end of period	$11.51		$10.85	$12.25	$13.14	$10.00	$8.76
Total return (%) (r)(s)	6.08	(n)	(11.43)	(6.77)	31.40	14.16	14.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	2.07	1.85	1.98	2.18	2.19
Expenses after expense reductions (f)	1.77	(a)	1.69	1.71	1.80	1.80	1.91
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.73		1.65	1.69	N/A	N/A	N/A
Net investment loss	(1.27	)(a)	(0.50)	(0.65)	(1.07)	(1.41)	(1.07)
Portfolio turnover	100		226	231	266	217	163
Net assets at end of period (000 omitted)	$14,439		$13,775	$12,098	$5,292	$800	$192

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$11.06		$12.45	$13.33	$10.12	$8.85	$8.26
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.02)	$(0.06)	$(0.10)	$(0.14)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		(1.37)	(0.82)	3.31	1.41	0.63	(g)
Total from investment operations	$0.69		$(1.39)	$(0.88)	$3.21	$1.27	$0.59
Net asset value, end of period	$11.75		$11.06	$12.45	$13.33	$10.12	$8.85
Total return (%) (r)(s)	6.24	(n)	(11.16)	(6.60)	31.72	14.35	7.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.82	1.61	1.70	1.84	1.82	(a)
Expenses after expense reductions (f)	1.52	(a)	1.44	1.46	1.55	1.55	1.54	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.48	(a)	1.40	1.44	N/A	N/A	N/A
Net investment loss	(1.01	)(a)	(0.24)	(0.44)	(0.76)	(1.18)	(1.10	)(a)
Portfolio turnover	100		226	231	266	217	163
Net assets at end of period (000 omitted)	$3,478		$3,133	$2,390	$1,547	$113	$54

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R4			2009		2008	2007	2006	2005 (i)

Net asset value, beginning of period	$11.21		$12.58		$13.43	$10.17	$8.86	$8.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.00	)(w)	$(0.03)	$(0.07)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		(1.37)		(0.82)	3.33	1.40	0.63	(g)
Total from investment operations	$0.71		$(1.37)		$(0.85)	$3.26	$1.31	$0.60
Net asset value, end of period	$11.92		$11.21		$12.58	$13.43	$10.17	$8.86
Total return (%) (r)(s)	6.33	(n)	(10.89)		(6.33)	32.06	14.79	7.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.54		1.35	1.45	1.53	1.52	(a)
Expenses after expense reductions (f)	1.33	(a)	1.18		1.20	1.25	1.25	1.24	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.27	(a)	1.15		1.19	N/A	N/A	N/A
Net investment loss	(0.81	)(a)	(0.02)		(0.24)	(0.56)	(0.88)	(0.79	)(a)
Portfolio turnover	100		226		231	266	217	163
Net assets at end of period (000 omitted)	$410		$153		$76	$81	$62	$54

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2008 would have each been lower by approximately 0.55%. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Global Research Analyst II, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2007 would have each been lower by approximately 0.56%.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Technology Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options

21

Notes to Financial Statements (unaudited) – continued

are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type,

22

Notes to Financial Statements (unaudited) – continued

cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$157,453,864	$—	$—	$157,453,864
Corporate Bonds	—	5,687,755	—	5,687,755
Mutual Funds	2,598,239	—	—	2,598,239
Total Investments	$160,052,103	$5,687,755	$—	$165,739,858

Short Sales	$(4,298,380)	$—	$—	$(4,298,380)

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update

23

Notes to Financial Statements (unaudited) – continued

to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2010, which are not accounted for as hedging instruments under FASB Accounting standard Codification 815, Derivatives and Hedging (ASC 815):

		Fair Value (a)
Risk	Derivative	Asset Derivatives
Equity Contracts	Purchased Equity Options	$586,974

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

24

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2010 as reported in the Statement of Operations:

	Purchased Options	Written Options
Equity Contracts	$(1,653,736)	$(148,669)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended February 28, 2010 as reported in the Statement of Operations:

Purchased Options
Equity Contracts	$(738,871)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been

25

Notes to Financial Statements (unaudited) – continued

pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund writes call or put options on securities for which it believes the premium received exceeds the potential loss that would result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

26

Notes to Financial Statements (unaudited) – continued

Written Option Transactions

	Number of contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	78	93,365
Options closed	(78)	(93,365)
Outstanding, end of period	—	$—

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or

27

Notes to Financial Statements (unaudited) – continued

interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2010, this expense amounted to $36,199. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value

28

Notes to Financial Statements (unaudited) – continued

of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, expiration of capital loss carryforwards, and wash sale loss deferrals.

The fund declared no distributions for the year ended August 31, 2009.

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/10
Cost of investments	$168,206,386
Gross appreciation	9,574,302
Gross depreciation	(12,040,830)
Net unrealized appreciation (depreciation)	$(2,466,528)

As of 8/31/09
Capital loss carryforwards	(106,482,196)
Post-October capital loss deferral	(17,084,500)
Other temporary differences	(24,829)
Net unrealized appreciation (depreciation)	(4,361,024)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/10	$(13,128,962)
8/31/11	(74,891,618)
8/31/12	(4,463,246)
8/31/17	(13,998,370)
Total	$(106,482,196)

The availability of a portion of the capital loss carryforwards, which were acquired on August 22, 2003 in connection with the the MFS Global Telecommunications Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

30

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses did not exceed 0.40% annually of the fund’s average daily net assets. This agreement terminated on December 31, 2009. For the period September 1, 2009 through December 31, 2009 this reduction amounted to $78,340 and is reflected as a reduction of total expenses in the Statement of Operations.

Effective January 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.63%	2.38%	2.38%	1.38%	2.38%	1.88%	1.63%	1.38%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2010. For the period January 1, 2010 through February 28, 2010, this reduction amounted to $980 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,318 for the six months ended February 28, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$120,054
Class B	0.75%	0.25%	1.00%	1.00%	77,484
Class C	0.75%	0.25%	1.00%	1.00%	94,737
Class R1	0.75%	0.25%	1.00%	1.00%	8,197
Class R2	0.25%	0.25%	0.50%	0.50%	37,778
Class R3	—	0.25%	0.25%	0.25%	4,259
Total Distribution and Service Fees					$342,509

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2010 based on each class’ average daily net assets.

Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2010, were as follows:

Amount
Class A	$—
Class B	10,241
Class C	1,345

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2010, the fee was $172,401, which equated to 0.2161% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $125,409.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an

32

Notes to Financial Statements (unaudited) – continued

annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.0211% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $252 and the Retirement Deferral plan resulted in an expense of $3,559. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $51,656 at February 28, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $920 and are included in miscellaneous expense on the Statement of Operations. MFS

33

Notes to Financial Statements (unaudited) – continued

has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $317, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $170,018,950 and $156,338,951, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,005,815	$23,926,003	5,014,951	$46,118,308
Class B	157,046	1,760,324	371,721	3,101,549
Class C	534,818	6,020,729	473,991	4,114,178
Class I	289,051	3,628,182	338,035	3,274,017
Class R1	25,775	288,842	86,025	682,554
Class R2	346,259	4,020,108	677,826	5,857,349
Class R3	66,265	787,814	147,649	1,212,851
Class R4	22,917	286,937	7,894	58,764
	3,447,946	$40,718,939	7,118,092	$64,419,570
Shares reacquired
Class A	(1,563,392)	$(18,524,109)	(2,376,489)	$(21,266,305)
Class B	(312,466)	(3,523,823)	(882,277)	(7,019,791)
Class C	(171,132)	(1,899,002)	(334,157)	(2,670,474)
Class I	(79,160)	(961,738)	(136,625)	(1,324,807)
Class R1	(28,345)	(316,883)	(105,398)	(908,227)
Class R2	(361,295)	(4,211,843)	(396,304)	(3,409,828)
Class R3	(53,432)	(634,579)	(56,395)	(485,407)
Class R4	(2,183)	(26,406)	(257)	(2,206)
	(2,571,405)	$(30,098,383)	(4,287,902)	$(37,087,045)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Net change
Class A	442,423	$5,401,894	2,638,462	$24,852,003
Class B	(155,420)	(1,763,499)	(510,556)	(3,918,242)
Class C	363,686	4,121,727	139,834	1,443,704
Class I	209,891	2,666,444	201,410	1,949,210
Class R1	(2,570)	(28,041)	(19,373)	(225,673)
Class R2	(15,036)	(191,735)	281,522	2,447,521
Class R3	12,833	153,235	91,254	727,444
Class R4	20,734	260,531	7,637	56,558
	876,541	$10,620,556	2,830,190	$27,332,525

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2010, the fund’s commitment fee and interest expense were $997 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,364,705	34,244,426	(36,608,932)	199

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,943	$199

35

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust I, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	13,799,428,259.131	298,698,895.701
Lawrence H. Cohn	13,775,964,000.646	322,163,154.185
Maureen R. Goldfarb	13,797,667,920.487	300,459,234.345
David H. Gunning	13,795,139,579.854	302,987,574.978
William R. Gutow	13,798,125,706.624	300,001,448.207
Michael Hegarty	13,780,926,681.791	317,200,473.041
John P. Kavanaugh	13,799,879,923.291	298,247,231.541
Robert J. Manning	13,802,393,104.041	295,734,050.791
Robert C. Pozen	13,802,480,679.754	295,646,475.078
J. Dale Sherratt	13,779,899,981.473	318,227,173.359
Laurie J. Thomsen	13,797,678,786.081	300,448,368.750
Robert W. Uek	13,798,504,506.307	299,622,648.525

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

37

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Value Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/10

EIF-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.4%
AT&T, Inc.	3.2%
Philip Morris International, Inc.	3.0%
Bank of New York Mellon Corp.	2.9%
JPMorgan Chase & Co.	2.7%
MetLife, Inc.	2.5%
Goldman Sachs Group, Inc.	2.5%
Johnson & Johnson	2.5%
Northrop Grumman Corp.	2.4%
United Technologies Corp.	2.2%

Equity sectors
Financial Services	21.7%
Energy	12.8%
Health Care	11.7%
Industrial Goods & Services	10.9%
Consumer Staples	10.7%
Utilities & Communications	9.4%
Technology	4.9%
Retailing	4.8%
Special Products & Services	3.0%
Leisure	2.8%
Basic Materials	2.7%
Autos & Housing	2.0%
Transportation	0.3%

Percentages are based on net assets as of 2/28/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. This changing dynamic caused asset valuations to move broadly sideways during the latter part of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2009 through February 28, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is

4

Expense Table – continued

useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/09	Ending Account Value 2/28/10	Expenses Paid During Period (p) 9/01/09-2/28/10
A	Actual	0.96%	$1,000.00	$1,071.83	$4.93
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
B	Actual	1.71%	$1,000.00	$1,067.59	$8.77
	Hypothetical (h)	1.71%	$1,000.00	$1,016.31	$8.55
C	Actual	1.71%	$1,000.00	$1,067.52	$8.77
	Hypothetical (h)	1.71%	$1,000.00	$1,016.31	$8.55
I	Actual	0.71%	$1,000.00	$1,072.86	$3.65
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
W	Actual	0.81%	$1,000.00	$1,072.77	$4.16
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
R1	Actual	1.71%	$1,000.00	$1,068.07	$8.77
	Hypothetical (h)	1.71%	$1,000.00	$1,016.31	$8.55
R2	Actual	1.21%	$1,000.00	$1,070.67	$6.21
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
R3	Actual	0.96%	$1,000.00	$1,072.09	$4.93
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
R4	Actual	0.71%	$1,000.00	$1,073.20	$3.65
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
529A	Actual	1.06%	$1,000.00	$1,071.21	$5.44
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
529B	Actual	1.81%	$1,000.00	$1,067.36	$9.28
	Hypothetical (h)	1.81%	$1,000.00	$1,015.82	$9.05
529C	Actual	1.81%	$1,000.00	$1,067.55	$9.28
	Hypothetical (h)	1.81%	$1,000.00	$1,015.82	$9.05

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.7%
Issuer	Shares/Par	Value ($)

Aerospace - 9.6%
Honeywell International, Inc.	2,358,790	$94,729,000
Lockheed Martin Corp.	7,154,197	556,310,359
Northrop Grumman Corp.	4,948,915	303,170,533
United Technologies Corp.	3,998,727	274,512,609

		$1,228,722,501
Alcoholic Beverages - 1.3%
Diageo PLC	10,235,219	$166,054,811

Apparel Manufacturers - 1.4%
NIKE, Inc., “B”	2,730,370	$184,573,012

Automotive - 0.3%
Johnson Controls, Inc.	1,418,185	$44,105,554

Broadcasting - 2.4%
Omnicom Group, Inc.	3,644,900	$133,476,238
Walt Disney Co.	5,568,507	173,960,159

		$307,436,397
Business Services - 2.8%
Accenture Ltd., “A”	6,294,810	$251,603,556
Dun & Bradstreet Corp.	538,985	37,815,188
MasterCard, Inc., “A”	19,300	4,330,341
Western Union Co.	3,666,120	57,851,374

		$351,600,459
Chemicals - 2.1%
3M Co.	1,419,613	$113,781,982
PPG Industries, Inc.	2,466,207	151,770,379

		$265,552,361
Computer Software - 1.5%
Oracle Corp.	7,532,563	$185,677,678

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.9%
Hewlett-Packard Co.	878,410	$44,614,444
International Business Machines Corp.	1,588,982	202,054,951

		$246,669,395
Construction - 1.7%
Black & Decker Corp.	720,520	$52,216,084
Pulte Homes, Inc. (a)	3,997,235	43,290,055
Sherwin-Williams Co.	1,947,715	123,446,177

		$218,952,316
Consumer Products - 1.3%
Kimberly-Clark Corp.	652,520	$39,634,065
Procter & Gamble Co.	2,065,779	130,722,495

		$170,356,560
Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	339,225	$20,312,793

Electrical Equipment - 0.7%
Danaher Corp.	855,090	$63,251,007
W.W. Grainger, Inc.	248,318	25,241,525

		$88,492,532
Electronics - 1.4%
Intel Corp.	8,783,307	$180,321,293

Energy - Independent - 4.3%
Apache Corp.	1,947,170	$201,804,699
Devon Energy Corp.	2,052,127	141,309,465
EOG Resources, Inc.	1,186,430	111,583,742
Occidental Petroleum Corp.	1,140,652	91,081,062

		$545,778,968
Energy - Integrated - 7.7%
Chevron Corp.	3,662,874	$264,825,790
ConocoPhillips	1,150,920	55,244,160
Exxon Mobil Corp.	3,767,435	244,883,275
Hess Corp.	2,802,120	164,764,656
TOTAL S.A., ADR	4,653,474	259,012,363

		$988,730,244

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 4.8%
Campbell Soup Co.	748,120	$24,934,840
General Mills, Inc.	1,054,790	75,955,428
J.M. Smucker Co.	834,287	49,790,248
Kellogg Co.	2,404,501	125,394,727
Nestle S.A.	4,182,546	208,105,268
PepsiCo, Inc.	2,084,923	130,245,140

		$614,425,651
Food & Drug Stores - 1.4%
CVS Caremark Corp.	3,513,252	$118,572,255
Kroger Co.	2,507,000	55,404,700

		$173,976,955
General Merchandise - 0.7%
Wal-Mart Stores, Inc.	1,558,910	$84,290,264

Insurance - 7.6%
Allstate Corp.	6,105,978	$190,811,813
Aon Corp.	2,629,380	107,646,817
Chubb Corp.	1,651,145	83,316,777
MetLife, Inc.	8,888,703	323,459,902
Prudential Financial, Inc.	2,561,922	134,270,332
Travelers Cos., Inc.	2,469,623	129,877,474

		$969,383,115
Leisure & Toys - 0.4%
Hasbro, Inc.	1,499,600	$53,655,688

Machinery & Tools - 0.6%
Eaton Corp.	1,140,597	$77,697,468

Major Banks - 13.7%
Bank of America Corp.	8,390,370	$139,783,564
Bank of New York Mellon Corp.	12,920,118	368,481,765
Goldman Sachs Group, Inc.	2,037,815	318,612,375
JPMorgan Chase & Co.	8,118,100	340,716,657
PNC Financial Services Group, Inc.	2,149,442	115,554,002
Regions Financial Corp.	6,659,300	44,950,275
State Street Corp.	4,037,755	181,335,577
Wells Fargo & Co.	8,791,257	240,352,966

		$1,749,787,181

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 3.7%
Becton, Dickinson & Co.	1,552,345	$120,881,105
Medtronic, Inc.	4,120,240	178,818,416
St. Jude Medical, Inc. (a)	1,958,020	74,835,524
Thermo Fisher Scientific, Inc. (a)	931,025	45,406,089
Waters Corp. (a)	981,320	58,545,551

		$478,486,685
Natural Gas - Distribution - 0.1%
Sempra Energy	211,617	$10,405,208

Network & Telecom - 0.1%
Cisco Systems, Inc. (a)	776,400	$18,889,812

Oil Services - 0.8%
National Oilwell Varco, Inc.	2,216,870	$96,367,339

Other Banks & Diversified Financials - 0.4%
Northern Trust Corp.	931,842	$49,657,860

Pharmaceuticals - 8.0%
Abbott Laboratories	4,821,610	$261,716,991
GlaxoSmithKline PLC	2,954,152	54,684,497
Johnson & Johnson	5,013,687	315,862,281
Merck & Co., Inc.	2,515,127	92,757,884
Pfizer, Inc.	13,948,648	244,798,772
Roche Holding AG	284,445	47,502,381

		$1,017,322,806
Railroad & Shipping - 0.3%
Canadian National Railway Co.	664,430	$34,988,884

Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc.	1,191,160	$81,689,753

Specialty Stores - 1.3%
Advance Auto Parts, Inc.	1,607,710	$65,594,568
Home Depot, Inc.	1,587,520	49,530,624
Staples, Inc.	2,138,755	55,094,329

		$170,219,521
Telecommunications - Wireless - 1.4%
Vodafone Group PLC	80,083,643	$172,726,697

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 3.2%
AT&T, Inc.	16,398,992	$406,858,992

Tobacco - 3.3%
Altria Group, Inc.	1,349,345	$27,148,821
Lorillard, Inc.	245,000	17,894,800
Philip Morris International, Inc.	7,700,659	377,178,278

		$422,221,899
Utilities - Electric Power - 4.7%
Dominion Resources, Inc.	4,843,195	$183,992,978
Entergy Corp.	647,325	49,177,280
FPL Group, Inc.	1,345,607	62,395,797
PG&E Corp.	2,758,918	115,653,843
PPL Corp.	2,941,862	83,784,230
Public Service Enterprise Group, Inc.	3,453,383	102,634,543

		$597,638,671
Total Common Stocks (Identified Cost, $11,007,589,629)		$12,474,027,323

Money Market Funds (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value	174,742,788	$174,742,788
Total Investments (Identified Cost, $11,182,332,417)		$12,648,770,111

Other Assets, Less Liabilities - 0.9%		116,662,058
Net Assets - 100.0%		$12,765,432,169

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $11,007,589,629)	$12,474,027,323
Underlying funds, at cost and value	174,742,788
Total investments, at value (identified cost, $11,182,332,417)	$12,648,770,111
Receivables for
Investments sold	93,665,553
Fund shares sold	49,036,020
Interest and dividends	31,813,462
Other assets	125,775
Total assets	$12,823,410,921
Liabilities
Payables for
Investments purchased	$34,360,926
Fund shares reacquired	18,646,144
Payable to affiliates
Investment adviser	787,178
Shareholder servicing costs	3,702,151
Distribution and service fees	325,230
Administrative services fee	21,052
Program manager fees	93
Payable for independent Trustees’ compensation	23,987
Accrued expenses and other liabilities	111,991
Total liabilities	$57,978,752
Net assets	$12,765,432,169
Net assets consist of
Paid-in capital	$12,781,247,433
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,466,404,832
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,508,919,561)
Undistributed net investment income	26,699,465
Net assets	$12,765,432,169
Shares of beneficial interest outstanding	619,319,406

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,234,191,820	253,892,529	$20.62
Class B	311,667,553	15,214,530	20.48
Class C	859,070,530	42,067,199	20.42
Class I	2,987,675,264	144,257,162	20.71
Class W	1,300,542,722	63,148,246	20.60
Class R1	36,036,293	1,775,303	20.30
Class R2	390,850,498	19,105,871	20.46
Class R3	509,983,519	24,797,524	20.57
Class R4	1,126,932,928	54,645,489	20.62
Class 529A	5,383,726	262,674	20.50
Class 529B	1,215,758	59,987	20.27
Class 529C	1,881,558	92,892	20.26
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.88 [100 / 94.25 x $20.62] and $21.75 [100 / 94.25 x $20.50], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$153,988,729
Interest	413,120
Dividends from underlying funds	131,809
Foreign taxes withheld	(1,203,901)
Total investment income	$153,329,757
Expenses
Management fee	$33,477,247
Distribution and service fees	14,238,080
Program manager fees	4,128
Shareholder servicing costs	6,277,392
Administrative services fee	873,732
Independent Trustees’ compensation	88,531
Custodian fee	231,171
Shareholder communications	313,589
Auditing fees	23,373
Legal fees	115,600
Miscellaneous	437,908
Total expenses	$56,080,751
Fees paid indirectly	(23)
Reduction of expenses by investment adviser	(23,572)
Net expenses	$56,057,156
Net investment income	$97,272,601
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(69,723,987)
Foreign currency transactions	(304,079)
Net realized gain (loss) on investments and foreign currency transactions	$(70,028,066)
Change in unrealized appreciation (depreciation)
Investments	$747,129,816
Translation of assets and liabilities in foreign currencies	(29,431)
Net unrealized gain (loss) on investments and foreign currency translation	$747,100,385
Net realized and unrealized gain (loss) on investments and foreign currency	$677,072,319
Change in net assets from operations	$774,344,920

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/10 (unaudited)	Year ended 8/31/09
From operations
Net investment income	$97,272,601	$155,013,245
Net realized gain (loss) on investments and foreign currency transactions	(70,028,066)	(1,089,373,338)
Net unrealized gain (loss) on investments and foreign currency translation	747,100,385	(676,628,876)
Change in net assets from operations	$774,344,920	$(1,610,988,969)
Distributions declared to shareholders
From net investment income	$(92,407,450)	$(154,220,972)
Change in net assets from fund share transactions	$1,614,911,361	$1,976,315,828
Total change in net assets	$2,296,848,831	$211,105,887
Net assets
At beginning of period	10,468,583,338	10,257,477,451
At end of period (including undistributed net investment income of $26,699,465 and $21,834,314, respectively)	$12,765,432,169	$10,468,583,338

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.39		$23.75	$28.11	$25.20	$23.81	$20.88
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.32	$0.30	$0.34	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	1.22		(4.35)	(2.43)	3.77	2.48	2.91
Total from investment operations	$1.39		$(4.01)	$(2.11)	$4.07	$2.82	$3.19
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.35)	$(0.31)	$(0.36)	$(0.29)	$(0.26)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(2.25)	$(1.16)	$(1.43)	$(0.26)
Net asset value, end of period	$20.62		$19.39	$23.75	$28.11	$25.20	$23.81
Total return (%) (r)(s)(t)	7.18	(n)	(16.75)	(8.27)	16.42	12.36	15.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.09	1.11	1.13	1.17	1.16
Expenses after expense reductions (f)	0.96	(a)	1.09	1.10	1.11	1.16	1.16
Net investment income	1.65	(a)	1.94	1.24	1.10	1.40	1.23
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$5,234,192		$4,665,411	$5,724,586	$6,239,176	$4,929,525	$4,554,484

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.26		$23.59	$27.92	$25.04	$23.66	$20.77
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.22	$0.15	$0.12	$0.17	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		(4.34)	(2.41)	3.74	2.49	2.90
Total from investment operations	$1.30		$(4.12)	$(2.26)	$3.86	$2.66	$3.03
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.21)	$(0.13)	$(0.18)	$(0.14)	$(0.14)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.08)		$(0.21)	$(2.07)	$(0.98)	$(1.28)	$(0.14)
Net asset value, end of period	$20.48		$19.26	$23.59	$27.92	$25.04	$23.66
Total return (%) (r)(s)(t)	6.76	(n)	(17.36)	(8.87)	15.64	11.66	14.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.79	1.76	1.78	1.82	1.81
Expenses after expense reductions (f)	1.71	(a)	1.79	1.75	1.76	1.81	1.81
Net investment income	0.90	(a)	1.26	0.58	0.44	0.72	0.58
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$311,668		$371,270	$672,484	$1,049,401	$1,139,651	$1,262,029

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.21		$23.54	$27.88	$25.01	$23.64	$20.75
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.22	$0.15	$0.12	$0.18	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		(4.33)	(2.41)	3.74	2.47	2.90
Total from investment operations	$1.30		$(4.11)	$(2.26)	$3.86	$2.65	$3.03
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.22)	$(0.14)	$(0.19)	$(0.14)	$(0.14)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.09)		$(0.22)	$(2.08)	$(0.99)	$(1.28)	$(0.14)
Net asset value, end of period	$20.42		$19.21	$23.54	$27.88	$25.01	$23.64
Total return (%) (r)(s)(t)	6.75	(n)	(17.35)	(8.88)	15.66	11.65	14.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.79	1.76	1.78	1.82	1.81
Expenses after expense reductions (f)	1.71	(a)	1.79	1.75	1.76	1.81	1.81
Net investment income	0.90	(a)	1.24	0.59	0.45	0.74	0.58
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$859,071		$776,373	$950,299	$1,052,467	$881,538	$863,486

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.48		$23.87	$28.24	$25.32	$23.91	$20.95
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.41	$0.40	$0.43	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	1.23		(4.38)	(2.44)	3.77	2.49	2.91
Total from investment operations	$1.42		$(3.98)	$(2.03)	$4.17	$2.92	$3.28
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)	$(0.40)	$(0.45)	$(0.37)	$(0.32)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(2.34)	$(1.25)	$(1.51)	$(0.32)
Net asset value, end of period	$20.71		$19.48	$23.87	$28.24	$25.32	$23.91
Total return (%) (r)(s)	7.29	(n)	(16.53)	(7.94)	16.78	12.78	15.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.79	0.76	0.78	0.82	0.81
Expenses after expense reductions (f)	0.71	(a)	0.79	0.75	0.76	0.81	0.81
Net investment income	1.89	(a)	2.26	1.60	1.45	1.77	1.59
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$2,987,675		$2,335,922	$1,663,139	$1,529,643	$1,162,665	$899,654

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class W			2009	2008	2007	2006 (i)

Net asset value, beginning of period	$19.37		$23.74	$28.11	$25.20	$25.04
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.37	$0.37	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	1.23		(4.35)	(2.42)	3.77	0.02	(g)
Total from investment operations	$1.41		$(3.98)	$(2.05)	$4.14	$0.26
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.38)	$(0.43)	$(0.10)
From net realized gain on investments	—		—	(1.94)	(0.80)	—
Total distributions declared to shareholders	$(0.18)		$(0.39)	$(2.32)	$(1.23)	$(0.10)
Net asset value, end of period	$20.60		$19.37	$23.74	$28.11	$25.20
Total return (%) (r)(s)	7.28	(n)	(16.61)	(8.05)	16.73	1.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.89	0.87	0.88	0.92	(a)
Expenses after expense reductions (f)	0.81	(a)	0.88	0.85	0.86	0.91	(a)
Net investment income	1.81	(a)	2.12	1.54	1.37	3.32	(a)
Portfolio turnover	11		33	31	26	26
Net assets at end of period (000 omitted)	$1,300,543		$999,969	$581,005	$69,115	$8,952

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$19.09		$23.42	$27.76	$24.93	$23.63	$23.17
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.21	$0.14	$0.10	$0.22	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		(4.31)	(2.40)	3.72	2.39	0.42	(g)
Total from investment operations	$1.30		$(4.10)	$(2.26)	$3.82	$2.61	$0.51
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.23)	$(0.14)	$(0.19)	$(0.17)	$(0.05)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.09)		$(0.23)	$(2.08)	$(0.99)	$(1.31)	$(0.05)
Net asset value, end of period	$20.30		$19.09	$23.42	$27.76	$24.93	$23.63
Total return (%) (r)(s)	6.81	(n)	(17.38)	(8.91)	15.55	11.51	2.21	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.78	1.81	1.92	2.02	2.04	(a)
Expenses after expense reductions (f)	1.71	(a)	1.78	1.79	1.86	1.92	2.04	(a)
Net investment income	0.90	(a)	1.24	0.54	0.36	0.93	0.89	(a)
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$36,036		$30,690	$25,252	$15,823	$4,639	$574

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.24		$23.59	$27.94	$25.07	$23.71	$20.84
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.30	$0.27	$0.22	$0.31	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	1.22		(4.33)	(2.42)	3.75	2.43	2.88
Total from investment operations	$1.36		$(4.03)	$(2.15)	$3.97	$2.74	$3.09
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.26)	$(0.30)	$(0.24)	$(0.22)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.14)		$(0.32)	$(2.20)	$(1.10)	$(1.38)	$(0.22)
Net asset value, end of period	$20.46		$19.24	$23.59	$27.94	$25.07	$23.71
Total return (%) (r)(s)	7.07	(n)	(16.96)	(8.46)	16.07	12.03	14.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.29	1.30	1.47	1.56	1.57
Expenses after expense reductions (f)	1.21	(a)	1.28	1.28	1.41	1.47	1.57
Net investment income	1.39	(a)	1.73	1.10	0.81	1.27	0.93
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$390,850		$286,115	$246,027	$98,970	$30,001	$8,316

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$19.34		$23.71	$28.07	$25.17	$23.81	$23.29
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.33	$0.30	$0.42	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.22		(4.35)	(2.43)	3.75	2.39	0.44	(g)
Total from investment operations	$1.39		$(4.01)	$(2.10)	$4.05	$2.81	$0.59
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.36)	$(0.32)	$(0.35)	$(0.31)	$(0.07)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.16)		$(0.36)	$(2.26)	$(1.15)	$(1.45)	$(0.07)
Net asset value, end of period	$20.57		$19.34	$23.71	$28.07	$25.17	$23.81
Total return (%) (r)(s)	7.21	(n)	(16.75)	(8.25)	16.38	12.33	2.53	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.03	1.06	1.18	1.22	1.23	(a)
Expenses after expense reductions (f)	0.96	(a)	1.03	1.04	1.16	1.22	1.23	(a)
Net investment income	1.64	(a)	1.94	1.29	1.07	1.80	1.94	(a)
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$509,984		$341,993	$190,002	$128,909	$46,731	$400

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$19.39		$23.77	$28.13	$25.22	$23.83	$23.29
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.40	$0.39	$0.45	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.23		(4.34)	(2.43)	3.75	2.43	0.47	(g)
Total from investment operations	$1.42		$(3.97)	$(2.03)	$4.14	$2.88	$0.62
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)	$(0.39)	$(0.43)	$(0.35)	$(0.08)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(2.33)	$(1.23)	$(1.49)	$(0.08)
Net asset value, end of period	$20.62		$19.39	$23.77	$28.13	$25.22	$23.83
Total return (%) (r)(s)	7.32	(n)	(16.56)	(7.99)	16.70	12.64	2.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.77	0.80	0.88	0.92	0.92	(a)
Expenses after expense reductions (f)	0.71	(a)	0.77	0.78	0.86	0.91	0.92	(a)
Net investment income	1.88	(a)	2.10	1.58	1.39	1.80	1.57	(a)
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$1,126,933		$652,906	$194,753	$137,524	$60,124	$51

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.28		$23.62	$27.96	$25.09	$23.71	$20.80
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.27	$0.23	$0.28	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		(4.33)	(2.42)	3.74	2.48	2.90
Total from investment operations	$1.37		$(4.01)	$(2.15)	$3.97	$2.76	$3.13
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.33)	$(0.25)	$(0.30)	$(0.24)	$(0.22)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.15)		$(0.33)	$(2.19)	$(1.10)	$(1.38)	$(0.22)
Net asset value, end of period	$20.50		$19.28	$23.62	$27.96	$25.09	$23.71
Total return (%) (r)(s)(t)	7.12	(n)	(16.84)	(8.45)	16.09	12.11	15.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.19	1.30	1.38	1.42	1.41
Expenses after expense reductions (f)	1.06	(a)	1.19	1.28	1.36	1.41	1.41
Net investment income	1.55	(a)	1.84	1.05	0.85	1.18	0.99
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$5,384		$5,008	$6,025	$6,194	$3,947	$2,914

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.06		$23.37	$27.69	$24.87	$23.52	$20.67
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.20	$0.10	$0.06	$0.13	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		(4.30)	(2.39)	3.71	2.45	2.87
Total from investment operations	$1.28		$(4.10)	$(2.29)	$3.77	$2.58	$2.95
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.21)	$(0.09)	$(0.15)	$(0.09)	$(0.10)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.07)		$(0.21)	$(2.03)	$(0.95)	$(1.23)	$(0.10)
Net asset value, end of period	$20.27		$19.06	$23.37	$27.69	$24.87	$23.52
Total return (%) (r)(s)(t)	6.74	(n)	(17.46)	(9.05)	15.37	11.39	14.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.89	1.95	2.03	2.06	2.06
Expenses after expense reductions (f)	1.81	(a)	1.89	1.94	2.01	2.06	2.06
Net investment income	0.80	(a)	1.15	0.40	0.20	0.53	0.34
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$1,216		$1,215	$1,624	$1,823	$946	$655

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
Class 529C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.05		$23.35	$27.67	$24.86	$23.51	$20.66
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.20	$0.10	$0.06	$0.12	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		(4.30)	(2.39)	3.70	2.46	2.87
Total from investment operations	$1.29		$(4.10)	$(2.29)	$3.76	$2.58	$2.95
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.20)	$(0.09)	$(0.15)	$(0.09)	$(0.10)
From net realized gain on investments	—		—	(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.08)		$(0.20)	$(2.03)	$(0.95)	$(1.23)	$(0.10)
Net asset value, end of period	$20.26		$19.05	$23.35	$27.67	$24.86	$23.51
Total return (%) (r)(s)(t)	6.75	(n)	(17.45)	(9.05)	15.34	11.39	14.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.89	1.95	2.03	2.06	2.06
Expenses after expense reductions (f)	1.81	(a)	1.89	1.94	2.01	2.06	2.06
Net investment income	0.80	(a)	1.15	0.40	0.20	0.51	0.36
Portfolio turnover	11		33	31	26	26	24
Net assets at end of period (000 omitted)	$1,882		$1,710	$2,282	$2,463	$1,279	$1,062

See Notes to Financial Statements

25

Financial Highlights – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) and May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Value Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

27

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

28

Notes to Financial Statements (unaudited) – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$12,474,027,323	$—	$—	$12,474,027,323
Mutual Funds	174,742,788	—	—	174,742,788
Total Investments	$12,648,770,111	$—	$—	$12,648,770,111

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can

29

Notes to Financial Statements (unaudited) – continued

also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended February 28, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend

30

Notes to Financial Statements (unaudited) – continued

date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and capital loss carryforwards and wash sale loss deferrals assumed as a result of the acquisition of MFS Strategic Value Fund.

31

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/09
Ordinary income (including any short-term capital gains)	$154,220,972

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/10
Cost of investments	$11,402,916,725
Gross appreciation	1,537,354,448
Gross depreciation	(291,501,062)
Net unrealized appreciation (depreciation)	$1,245,853,386

As of 8/31/09
Undistributed ordinary income	21,842,009
Capital loss carryforwards	(404,918,017)
Post-October capital loss deferral	(811,249,945)
Other temporary differences	(2,150,351)
Net unrealized appreciation (depreciation)	498,723,570

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/16	$(173,813,061)
8/31/17	(231,104,956)
Total	$(404,918,017)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Strategic Value Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

32

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/10	Year ended 8/31/09
Class A	$39,373,930	$84,055,338
Class B	1,414,302	4,941,104
Class C	3,519,730	8,662,663
Class I	24,136,431	29,668,552
Class W	10,205,190	13,508,786
Class R1	150,758	309,031
Class R2	2,250,718	3,733,677
Class R3	3,116,876	4,556,365
Class R4	8,189,063	4,668,683
Class 529A	39,152	84,438
Class 529B	4,446	14,160
Class 529C	6,854	18,175
Total	$92,407,450	$154,220,972

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Average daily net assets in excess of $10 billion	0.50%

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $12.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the six months ended February 28, 2010, the fund’s average daily net assets did not exceed $12.5 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.57% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $404,078 and $1,817 for the six months ended February 28, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

33

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$6,244,117
Class B	0.75%	0.25%	1.00%	1.00%	1,731,404
Class C	0.75%	0.25%	1.00%	1.00%	4,113,095
Class W	0.10%	—	0.10%	0.10%	594,800
Class R1	0.75%	0.25%	1.00%	1.00%	168,556
Class R2	0.25%	0.25%	0.50%	0.50%	848,216
Class R3	—	0.25%	0.25%	0.25%	516,240
Class 529A	—	0.25%	0.25%	0.25%	6,542
Class 529B	0.75%	0.25%	1.00%	1.00%	6,091
Class 529C	0.75%	0.25%	1.00%	1.00%	9,019
Total Distribution and Service Fees					$14,238,080

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2010 based on each class’ average daily net assets.

Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2010, were as follows:

Amount
Class A	$3,018
Class B	147,016
Class C	46,594
Class 529B	194
Class 529C	43

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs

34

Notes to Financial Statements (unaudited) – continued

through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2010, were as follows:

Amount
Class 529A	$2,617
Class 529B	609
Class 529C	902
Total Program Manager Fees	$4,128

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2010, the fee was $1,455,043, which equated to 0.0247% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,413,448.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2010, these costs for the fund amounted to $408,901 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2010 was equivalent to an annual effective rate of 0.0149% of the fund’s average daily net assets.

35

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $543 and is included in independent Trustees’ compensation for the six months ended February 28, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $7,240 at February 28, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $69,392 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $23,572, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

36

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $2,709,203,986 and $1,211,787,649, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	43,415,296	$883,789,750	114,220,241	$1,977,046,497
Class B	687,994	13,924,093	1,851,024	31,978,710
Class C	5,365,194	108,315,734	9,668,328	168,722,263
Class I	38,280,713	781,965,953	81,825,274	1,495,504,115
Class W	20,691,556	421,203,335	42,042,814	751,366,445
Class R1	436,341	8,787,821	859,001	14,365,812
Class R2	6,185,792	125,346,823	7,879,905	136,521,336
Class R3	9,683,850	198,394,637	12,546,759	215,521,587
Class R4	24,375,632	495,167,810	29,125,129	501,838,158
Class 529A	16,150	326,543	44,407	725,464
Class 529B	2,912	58,712	8,554	143,812
Class 529C	9,988	198,407	15,101	253,141
	149,151,418	$3,037,479,618	300,086,537	$5,293,987,340
Shares issued in connection with acquisition of MFS Strategic Value Fund
Class A	—	$—	5,927,351	$110,841,470
Class B	—	—	2,483,156	46,161,864
Class C	—	—	1,254,950	23,282,099
Class I	—	—	140,193	2,632,823
Class R1	—	—	43,158	795,393
Class R2	—	—	52,077	966,551
Class R3	—	—	102,973	1,922,735
Class R4	—	—	6,623	123,930
	—	$—	10,010,481	$186,726,865

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,685,143	$34,227,502	3,646,818	$64,925,044
Class B	60,200	1,217,983	235,893	4,136,858
Class C	106,770	2,154,490	299,018	5,216,018
Class I	719,315	14,671,612	1,352,689	24,305,732
Class W	486,589	9,873,690	715,689	12,615,286
Class R1	7,493	150,332	17,971	309,031
Class R2	106,818	2,155,582	202,274	3,554,285
Class R3	153,770	3,116,870	260,962	4,556,365
Class R4	346,484	7,041,863	182,633	3,234,419
Class 529A	1,939	39,152	4,779	84,386
Class 529B	222	4,446	820	14,149
Class 529C	342	6,854	1,053	18,149
	3,675,085	$74,660,376	6,920,599	$122,969,722
Shares reacquired
Class A	(31,844,694)	$(647,017,284)	(124,230,352)	$(2,212,076,546)
Class B	(4,808,938)	(98,223,470)	(13,801,295)	(235,153,482)
Class C	(3,826,151)	(76,999,492)	(11,168,256)	(189,581,664)
Class I	(14,677,145)	(299,168,453)	(33,062,871)	(528,992,098)
Class W	(9,653,694)	(196,537,469)	(15,609,548)	(267,801,880)
Class R1	(275,848)	(5,559,762)	(391,073)	(6,633,795)
Class R2	(2,056,028)	(41,550,775)	(3,694,508)	(63,192,966)
Class R3	(2,720,796)	(55,342,544)	(3,243,149)	(55,647,147)
Class R4	(3,740,919)	(76,239,886)	(3,842,938)	(66,874,580)
Class 529A	(15,207)	(306,697)	(44,449)	(749,328)
Class 529B	(6,893)	(138,399)	(15,132)	(246,206)
Class 529C	(7,175)	(144,402)	(24,121)	(418,407)
	(73,633,488)	$(1,497,228,633)	(209,127,692)	$(3,627,368,099)
Net change
Class A	13,255,745	$270,999,968	(435,942)	$(59,263,535)
Class B	(4,060,744)	(83,081,394)	(9,231,222)	(152,876,050)
Class C	1,645,813	33,470,732	54,040	7,638,716
Class I	24,322,883	497,469,112	50,255,285	993,450,572
Class W	11,524,451	234,539,556	27,148,955	496,179,851
Class R1	167,986	3,378,391	529,057	8,836,441
Class R2	4,236,582	85,951,630	4,439,748	77,849,206
Class R3	7,116,824	146,168,963	9,667,545	166,353,540
Class R4	20,981,197	425,969,787	25,471,447	438,321,927
Class 529A	2,882	58,998	4,737	60,522
Class 529B	(3,759)	(75,241)	(5,758)	(88,245)
Class 529C	3,155	60,859	(7,967)	(147,117)
	79,193,015	$1,614,911,361	107,889,925	$1,976,315,828

38

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 2%, 1%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2010, the fund’s commitment fee and interest expense were $79,234 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been, or will be, distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the

39

Notes to Financial Statements (unaudited) – continued

SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Certain procedural conditions of the distribution plan have not been met to date and, as such, the ultimate timing and amount of any payment of the residual amount is not known at this time.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	136,700,516	1,561,384,937	(1,523,342,665)	174,742,788

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$131,809	$174,742,788

(9)	Acquisitions

At close of business on July 24, 2009, the fund acquired all of the assets and liabilities of MFS Strategic Value Fund. The acquisition was accomplished by a tax-free exchange of 10,010,481 shares of the fund (valued at $186,726,865) for all of the assets and liabilities of MFS Strategic Value Fund. MFS Strategic Value Fund then distributed the shares of the fund that MFS Strategic Value Fund received from the fund to its shareholders. MFS Strategic Value Fund’s net assets on that date were $186,726,865, including $5,941,770 of unrealized appreciation, $260,707 of accumulated net investment loss, and $183,222,873 of accumulated net realized loss on investments and foreign currency transactions. The aggregate net assets of the fund after the acquisition were $9,770,920,204.

40

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust I, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	13,799,428,259.131	298,698,895.701
Lawrence H. Cohn	13,775,964,000.646	322,163,154.185
Maureen R. Goldfarb	13,797,667,920.487	300,459,234.345
David H. Gunning	13,795,139,579.854	302,987,574.978
William R. Gutow	13,798,125,706.624	300,001,448.207
Michael Hegarty	13,780,926,681.791	317,200,473.041
John P. Kavanaugh	13,799,879,923.291	298,247,231.541
Robert J. Manning	13,802,393,104.041	295,734,050.791
Robert C. Pozen	13,802,480,679.754	295,646,475.078
J. Dale Sherratt	13,779,899,981.473	318,227,173.359
Laurie J. Thomsen	13,797,678,786.081	300,448,368.750
Robert W. Uek	13,798,504,506.307	299,622,648.525

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

42

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.